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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia-Pacific Real Estate Fund
ING Disciplined International SmallCap Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING European Real Estate Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Equity Dividend Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING International Value Opportunities Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 54.3%
		Australia: 1.2%
13,000		Lend Lease Corp., Ltd.	$121,910
			121,910
		Hong Kong: 26.7%
54,600		Cheung Kong Holdings Ltd.	763,877
43,035		China Overseas Land & Investment Ltd.	76,219
25,000		Hang Lung Group Ltd.	110,877
65,000		Hang Lung Properties Ltd.	204,166
11,900		Henderson Land Development Co., Ltd.	73,660
58,300		Hongkong Land Holdings Ltd.	239,179
47,000		Hysan Development Co., Ltd.	133,624
26,000		Kerry Properties Ltd.	137,313
75,000		Shui On Land Ltd.	67,478
27,000		Shun TAK Holdings Ltd.	21,107
88,000		Sino Land Co.	174,779
38,400		Sun Hung Kai Properties Ltd.	569,503
31,000		Wharf Holdings Ltd.	137,015
			2,708,797
		Japan: 23.3%
44,000		Mitsubishi Estate Co., Ltd.	1,059,708
38,000		Mitsui Fudosan Co., Ltd.	859,716
98		NTT Urban Development Corp.	135,149
14,000		Sumitomo Realty & Development Co., Ltd.	288,298
4,000		Tokyo Tatemono Co., Ltd.	19,681
2,000		Tokyu Land Corp.	10,022
			2,372,574
		Singapore: 3.1%
54,000		CapitaLand Ltd.	222,851
11,000		City Developments Ltd.	91,370
			314,221
		Total Common Stock
		(Cost $5,999,887)	5,517,502
REAL ESTATE INVESTMENT TRUSTS: 41.8%
		Australia: 21.4%
89,000		CFS Retail Property Trust	169,901
96,000		Commonwealth Property Office Fund	121,545
151,700		DB Rreef Trust	198,045
42,500		GPT Group	60,216
4,300		Macquarie CountryWide Trust	3,574
38,200		Macquarie Goodman Group	90,285
45,600		Mirvac Group	108,141
58,600		Stockland	252,969
46,900		Tishman Speyer Office Fund	59,582
73,400		Westfield Group	1,107,756
			2,172,014
		Hong Kong: 3.6%
129,000	@	Champion Real Estate Investment Trust	61,270
135,000		Link Real Estate Investment Trust	301,260
			362,530
		Japan: 11.3%
12		Fukuoka Real Estate Investment Trust Corp.	60,531
31		Japan Real Estate Investment Corp.	317,798
20		Kenedix Realty Investment Corp.	98,850
33		Nippon Building Fund, Inc.	389,592
26		Nomura Real Estate Office Fund, Inc.	194,084
12		Tokyu Real Estate Investment Trust, Inc.	91,616
			1,152,471
		New Zealand: 0.7%
92,000		Kiwi Income Property Trust	76,290
			76,290
		Singapore: 4.8%
23,000	@	Ascendas Real Estate Investment Trust	38,260
60,000	@	Ascott Residence Trust	46,267
47,000	@	CapitaCommercial Trust	65,462
123,000	@	CapitaMall Trust	267,478
55,000	@	Fortune Real Estate Investment Trust	30,403
52,100	@	Macquarie MEAG Prime Real Estate Investment Trust	40,712
			488,582
		Total Real Estate Investment Trusts
		(Cost $4,641,092)	4,251,887

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
MUTUAL FUNDS: 0.3%
		Australia: 0.3%
21,800	**	ING Industrial Fund	$28,123
		Total Mutual Funds
		(Cost $51,688)	28,123
		Total Long-Term Investments
		(Cost $10,692,667)	9,797,512

Principal Amount				Value
SHORT-TERM INVESTMENTS: 8.8%
		U.S. Government Agency Obligations: 8.8%
$893,000	Z	Federal Home Loan Bank, 1.620%, due 08/01/08		$892,960
		Total Short-Term Investments
		(Cost $892,960)		892,960
		Total Investments in Securities
		(Cost $11,585,627)*	105.2%	$10,690,472
		Other Assets and Liabilities - Net	(5.2)	(529,712)
		Net Assets	100.0%	$10,160,760

	@	Non-income producing security
	**	Investment in affiliate
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $11,897,052.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$14,614
		Gross Unrealized Depreciation		(1,221,194)
		Net Unrealized Depreciation		$(1,206,580)

Percentage of
Industry	Net Assets
Diversified	10.9%
Holding Companies - Diversified	1.3
Hotels	0.4
Lodging	0.9
Office Property	11.6
Open-End Funds	0.3
Real Estate	52.1
Shopping Centers	18.9
Short-Term Investments	8.8
Other Assets and Liabilities - Net	(5.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Australia: 5.7%
124,091		Ansell Ltd.	$1,185,852
120,029	@	Arrow Energy NL	365,786
86,312		Ausenco Ltd.	1,127,298
351,574		Australian Infrastructure Fund	736,312
581,868	@	Australian Worldwide Exploration Ltd.	1,890,292
873,752		Challenger Financial Services Group Ltd.	1,903,049
77,137		Computershare Ltd.	628,891
34,402		Felix Resources Ltd.	674,974
27,779		Flight Centre Ltd.	477,350
233,313		Goodman Fielder Ltd.	286,452
14,776		Incitec Pivot Ltd.	2,258,316
108,340		Independence Group NL	293,246
305,302		Macmahon Holdings Ltd.	481,087
107,937		Macquarie Media Group Ltd.	359,169
179,305		Metcash Ltd.	669,890
275,130		Mincor Resources NL	460,474
26,595		Monadelphous Group Ltd.	343,038
67,247	I	Octaviar Ltd.	62,687
306,185		Pacific Brands Ltd.	554,694
234,024		PMP Ltd.	216,828
76,411		Seven Network Ltd.	528,432
16,472		Sims Group Ltd.	509,418
82,520		Transfield Services Ltd.	579,047
			16,592,582
		Belgium: 1.1%
7,618		EVS Broadcast Equipment SA	674,818
28,483		Omega Pharma SA	1,235,843
21,240	@	RHJ International	236,771
22,993		Umicore	1,031,762
			3,179,194
		Bermuda: 0.5%
41,349		Catlin Group Ltd.	268,693
75,500	@	Global Sources Ltd.	1,043,410
			1,312,103
		Canada: 8.0%
44,700		AGF Management Ltd.	957,779
30,200	@	Altius Minerals Corp.	199,967
11,900		Astral Media Inc.	359,807
17,500		Atco Ltd.	868,890
213,200	@	Celestica, Inc.	1,686,528
7,900		CML Healthcare Income Fund	109,556
93,100		Daylight Resources Trust	1,200,176
33,800		Emera, Inc.	770,440
49,600		Enerflex Systems Income Fund	627,781
44,200		Forzani Group Ltd.	580,153
149,100		Gerdau AmeriSteel Corp.	2,357,468
38,400	@	Great Canadian Gaming Corp.	324,016
1		Harvest Energy Trust	11
33,700		Industrial Alliance Insurance	1,129,532
43,900		Jazz Air Income Fund	218,653
13,000		Labrador Iron Ore Royalty Income Fund	672,631
16,200		Laurentian Bank of Canada	664,486
41,900		Methanex Corp.	1,126,527
11,400		Northbridge Financial Corp.	364,840
99,700	@	Northgate Minerals Corp.	229,789
12,900	@	Oilexco Incorporated	205,730
28,400	@	Petrobank Energy & Resources Ltd.	1,142,712
64,300	@	QuADRa Mining Ltd.	1,177,426
51,900		Rothmans Inc.	1,505,376
52,400		Russel Metals, Inc.	1,420,601
44,000		Silvercorp Metals, Inc.	212,706
35,800		Superior Plus Income Fund	389,833
57,100		Teranet Income Fund	458,384
17,800		Transcontinental, Inc.	260,929
48,400		Trilogy Energy Trust	597,939
32,000		Vermilion Energy Trust	1,236,935
			23,057,601
		China: 0.1%
57,000		Hengan International Group Co., Ltd.	172,393
			172,393
		Denmark: 0.1%
6,700	@	Alm. Brand Skadesforsikring A/S	269,286
			269,286
		Finland: 0.8%
61,767		KCI Konecranes OYJ	2,453,890
			2,453,890

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		France: 10.5%
29,260		Accor SA	$1,951,355
26,346		Air France-KLM	654,671
13,873		Arkema	704,346
2,476		Bacou Dalloz	283,834
8,081		Capgemini SA	515,902
12,373		CNP Assurances	1,379,850
30,896	@	Compagnie Generale de Geophysique SA	1,207,641
2,358		Eramet SLN	1,632,232
23,459		Eurazeo	2,337,082
44,546	@	Eutelsat Communications	1,240,936
590		Generale de Sante	11,873
282,367		Havas SA	1,085,831
20,023		IMS-International Metal Service	530,814
13,836		Ingenico	373,945
18,624		IPSOS	650,125
21,316		Lagardere SCA	1,168,311
38,650		Legrand SA	987,794
19,183		Nexans SA	2,277,006
116,659		Safran SA	1,966,357
81,083		Scor SA	1,922,496
5,439		Societe Fonciere Financiere et de Participations FFP	493,492
20,412		Sodexho Alliance SA	1,331,252
23,584		Technip SA	1,998,948
25,770		Thales SA	1,457,596
2,233	@	UbiSoft Entertainment	219,775
4,271		Vallourec	1,271,722
4,188		Vilmorin & Cie	788,650
			30,443,836
		Germany: 9.0%
79,172		Aareal Bank AG	1,925,779
8,439		Adidas AG	515,968
62,208		Aixtron AG	555,354
1,732		AMB Generali Holding AG	315,422
8,615		Deutsche Beteiligungs AG	236,877
104,940		Deutsche Lufthansa AG	2,415,694
60,851		EpCos. AG	1,676,158
40,508		Freenet AG	739,794
37,212		Fresenius Medical Care AG & Co. KGaA	2,056,809
75,455		Gildemeister AG	2,151,913
10,880		HeidelbergCement AG	1,296,431
57,297		IWKA AG	1,365,959
30,088	@	Jenoptik AG	263,043
1,450		KWS Saat AG	290,273
22,613		Leoni AG	935,769
25,806		MAN AG	2,587,765
24,601		Medion AG	423,916
43,440		Norddeutsche Affinerie AG	2,318,730
14,542		Salzgitter AG	2,358,344
9,611		United Internet AG	185,039
6,553		Wacker Chemie AG	1,354,899
			25,969,936
		Greece: 0.1%
14,361		Neochimiki LV Lavrentiadis SA	418,769
			418,769
		Hong Kong: 1.8%
295,000		Great Eagle Holding Co.	844,863
2,404,000		Henderson Investment Ltd.	163,315
413,600		Hkr International Ltd.	187,538
261,500		Hongkong & Shanghai Hotels	401,319
301,000		Hopewell Holdings	1,079,789
552,000		Hysan Development Co., Ltd.	1,569,373
37,300	@	Khd Humboldt Wedag International	988,823
			5,235,020
		Ireland: 1.1%
76,089		Iaws Group PLC	1,756,102
44,312		Kerry Group PLC	1,227,617
39,572		United Drug PLC	225,637
			3,209,356
		Italy: 3.0%
212,486		AEM S.p.A.	765,512
19,593		Biesse S.p.A.	236,618
43,788		Buzzi Unicem S.p.A.	921,647
16,289		Buzzi Unicem S.p.A. RNC	243,340
248,810		IMMSI S.p.A.	277,404
84,009		Indesit Co. S.p.A.	857,841
20,284		Italcementi S.p.A. RNC	212,789
10,543		Permasteelisa S.p.A.	228,946
293,899		Piaggio & C S.p.A.	633,111
66,588		Recordati S.p.A.	487,016
152,609		Safilo Group S.p.A.	229,524
18,479,833	@	Seat Pagine Gialle S.p.A.	2,092,944
347,060		Terna S.p.A	1,440,334
			8,627,026

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan: 16.1%
79,000		Akita Bank Ltd.	$328,430
26,500		Aoyama Trading Co., Ltd.	467,937
49,000		Asahi Diamond Industrial Co., Ltd.	319,748
78,000		Bank of Nagoya Ltd.	459,259
33,500		Chudenko Corp.	518,008
54,100		Chuo Denki Kogyo Co., Ltd.	919,601
141,000		Daishi Bank Ltd.	587,008
155,700		DCM Japan Holdings Co., Ltd.	1,253,568
38		Dena Co., Ltd.	183,312
11,400		Fuji Machine Manufacturing Co., Ltd.	204,897
51,300		Fuji Soft, Inc.	846,891
121,000		Fukuyama Transporting Co., Ltd.	418,827
85,200		Glory Ltd.	1,872,981
49,000		H2O Retailing Corp.	317,931
70,000		Higo Bank Ltd.	394,175
102,400		Hitachi Capital Corp.	1,812,670
63,000		Hitachi Kokusai Electric, Inc.	473,472
34,200		Hitachi Software Engineering Co., Ltd.	787,299
104,000		Hokkoku Bank Ltd.	355,753
57,400		House Foods Corp.	942,011
81,000		Hyakugo Bank Ltd.	488,367
28,900		Itochu Enex Co., Ltd.	183,917
155,000		Itoham Foods, Inc.	849,422
300		Japan Asia Investment Co., Ltd.	1,351
20,000		Japan Digital Laboratory Co.	229,121
108,000		Japan Radio Co., Ltd.	291,447
64,000		Jeol Ltd.	262,950
117,000		Juroku Bank Ltd.	516,849
87,000		Kagoshima Bank Ltd.	627,804
64,000		Kaken Pharmaceutical Co., Ltd.	558,467
163,000		Kandenko Co., Ltd.	1,073,481
25,800		Kanto Auto Works Ltd.	341,907
65,000		Keiyo Bank Ltd.	355,852
152,000		Kinden Corp.	1,534,420
54,300		Koa Corp.	326,993
66,900		Komori Corp.	1,118,780
45,000		Kyudenko Corp.	333,669
43,800		Matsumotokiyoshi Holdings Co., Ltd.	877,175
47,000		Mie Bank Ltd.	215,235
166,000		Mitsubishi Steel Manufacturing Co., Ltd.	797,228
102,000		Mitsui Sugar Co., Ltd.	386,915
44,800		NEC Networks & System Integration Corp.	538,228
162,000		Nichirei Corp.	949,344
25,000		Nifco, Inc.	568,962
65,000		Nihon Parkerizing Co., Ltd.	1,010,836
78,000		Nippon Chemical Industrial Co., Ltd.	224,751
19,000		Nippon Seiki Co., Ltd.	272,199
278,000		Nippon Sheet Glass Co., Ltd.	1,132,033
48,600		Nippon Shinyaku Co., Ltd.	590,114
128,000		Nippon Synthetic Chemical Industry Co., Ltd.	565,668
95,000		Nissan Shatai Co., Ltd.	721,168
82,300		Nisshinbo Industries, Inc.	993,257
543,000		Nitto Boseki Co., Ltd.	1,109,256
82,900		NSD CO., Ltd.	952,885
7,800		Okinawa Electric Power Co., Inc.	392,262
20,700		Ryosan Co., Ltd.	432,141
99,000		San-In Godo Bank Ltd.	838,264
28,000		Sanken Electric Co., Ltd.	151,449
59,100		Shima Seiki Manufacturing Ltd.	1,467,283
20,500		Sugi Pharmacy Co., Ltd.	581,587
83,800		Suruga Corp.	—
46,000		Taihei Dengyo Kaisha Ltd.	396,340
23,000		Taikisha Ltd.	359,225
51,000		Takasago International Corp.	258,560
95,000		Tamura Corp.	391,689
36,100		Tecmo Ltd.	284,379
50,000		Tochigi Bank Ltd.	300,002
386,000		Toho Zinc Co., Ltd.	1,678,045
75,000		Tokai Rika Co., Ltd.	1,282,581
47,000		Toyo Kohan Co., Ltd.	221,025
107,000		Wacoal Holdings Corp.	1,223,543
64,500		Yamanashi Chuo Bank Ltd.	370,006
30,700		Yamato Kogyo Co., Ltd.	1,378,970
			46,471,180
		Netherlands: 2.5%
44,435		Boskalis Westminster	2,374,198
94,431	@	Crucell NV	1,543,119
27,581	@	Gemalto NV	1,040,085
14,355		Koninklijke DSM NV	871,015
51,459		OCE NV	488,879
43,365		OPG Groep NV	767,565
11,227		Wolters Kluwer NV	261,026
			7,345,887

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Norway: 0.9%
84,000	@	Ementor ASA	$573,614
38,600		Norwegian Property ASA	157,414
28,700	@	ODIM ASA	509,966
70,000	@	TGS Nopec Geophysical Co. ASA	880,523
56,358		Veidekke ASA	361,318
			2,482,835
		Portugal: 0.1%
37,670		Semapa-Sociedade de Investimento e Gestao	438,351
			438,351
		Singapore: 0.3%
34,900	@	Verigy Ltd.	775,827
			775,827
		South Korea: 3.2%
113,202		Asiana Airlines	528,385
5,500		Binggrae Co., Ltd.	201,694
860		DC Chemical Co., Ltd.	314,757
14,170		Dongkuk Steel Mill Co., Ltd.	691,472
19,720		Hyundai Marine & Fire Insurance Co., Ltd.	398,363
5,840		Korea Iron & Steel Co., Ltd.	404,241
171,120		Korea Technology Investment Corp.	264,971
14,885		Korea Zinc Co., Ltd.	2,037,452
10,520		Kumho Electric, Inc.	268,439
8,829	@	LG Life Sciences Ltd.	454,356
43,220		LG Telecom Ltd.	372,224
27,920	@	Lotte Midopa Co., Ltd.	248,455
1,685		Lotte Samkang Co., Ltd.	319,293
60,230		S&T Dynamics Co., Ltd.	723,641
584,000		STX Pan Ocean Co., Ltd.	1,120,593
19,994	@	TK Corp.	828,705
			9,177,041
		Spain: 3.0%
73,166		Acerinox SA	1,444,795
28,698		Banco De Sabadell SA	233,582
307,146		Corp. Mapfre SA	1,530,119
24,795		Corporacion Financiera Alba SA	1,359,474
6,173		Gamesa Corp. Tecnologica SA	293,500
250,724		Iberia Lineas Aereas de Espana	749,651
95,358		Union Fenosa SA	2,557,255
25,566		Viscofan SA	535,653
			8,704,029
		Sweden: 0.9%
13,100		Hexagon AB	213,278
65,800		Kinnevik Investment AB	985,896
52,100		Kungsleden AB	365,163
5,275		Lundbergforetagen AB - B Shares	272,319
16,400	@	Lundin Petroleum AB	215,355
17,800		Peab AB	168,992
86,207		RNB Retail and Brands AB	272,762
			2,493,765
		Switzerland: 6.9%
41,581		Adecco SA	1,904,471
20,657		Baloise Holding AG	1,938,830
5,501		Bobst Group AG	400,635
1,633		Flughafen Zuerich AG	568,262
3,816		Galenica AG	1,219,604
2,530		Geberit AG - Reg	321,832
23,844		Holcim Ltd.	1,693,183
317		Jelmoli Holding AG	771,667
16,832		Pargesa Holding SA	1,742,022
16,786	@	PSP Swiss Property AG	1,072,435
2,600		Rieter Holding AG	822,711
3,617		Schindler Holding AG	246,965
183		SGS SA	257,318
1,585		Sulzer AG	190,005
6,894		Swatch Group AG - BR	1,599,546
9,432	@	Swiss Life Holding	2,425,030
10,806	@	Swiss Prime Site AG	648,591
4,973		Syngenta AG	1,447,567
2,058		Synthes, Inc.	284,567
108		Vetropack Holding AG	246,336
			19,801,577
		United Kingdom: 15.1%
82,705		Amec PLC	1,381,125
336,623		ARM Holdings PLC	634,900
25,920		Axon Group PLC	237,341
151,844		Balfour Beatty PLC	1,185,798
50,126		Bellway PLC	470,778
612,145		Brit Insurance Holdings PLC	1,850,389
142,877		Britvic PLC	626,320
216,720		Cable & Wireless PLC	704,437
26,288		Capita Group PLC	356,698
57,611		Capital & Regional PLC	141,588
11,644		Charter PLC	195,674

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
23,801		Chemring Group PLC	$1,117,087
164,874	@	Colt Telecom Group SA	429,341
8,038	@	Dana Petroleum PLC	228,471
39,380		De La Rue PLC	655,087
924,811		Dimension Data Holdings PLC	891,358
48,367		Drax Group PLC	692,198
180,795		Enodis PLC	1,135,228
772,117		Friends Provident PLC	1,279,340
428,954		Game Group PLC	2,170,816
71,076		Greene King PLC	724,881
4,855		Greggs PLC	336,502
46,969		Group 4 Securicor PLC	178,777
113,012		Informa PLC	973,403
154,287		JKX Oil & Gas PLC	1,188,736
30,845		Keller Group PLC	445,961
33,638		Kier Group PLC	669,122
17,789		Lonmin PLC	848,993
154,381		Meggitt PLC	602,734
174,239		Millennium & Copthorne Hotels PLC	1,102,160
60,903		Mondi PLC	301,188
39,536		Morgan Sindall PLC	423,890
131,921		Northumbrian Water Group PLC	804,961
190,286		Pennon Group PLC	2,404,147
28,543		Petrofac Ltd.	361,397
43,797	@	Premier Oil PLC	1,123,069
138,464		PV Crystalox Solar PLC	475,393
70,579		Robert Walters PLC	152,772
78,434		Rok PLC	137,590
37,991		Schroders PLC - Non Voting	654,414
119,650		Spectris PLC	1,686,509
51,484		Spirax-Sarco Engineering PLC	1,039,885
490,215	@	Spirent Communications PLC	607,996
77,712		SSL International PLC	644,078
425,723		Stagecoach Group PLC	2,388,150
73,325		Tullow Oil PLC	1,138,055
44,610		Vedanta Resources PLC	1,764,023
88,980		Weir Group PLC	1,565,840
297,339		WH Smith PLC	2,117,936
8,348		Whitbread PLC	182,776
			43,429,312
		United States: 0.8%
5,000		Core Laboratories NV	648,050
137,800		Virgin Media, Inc.	1,546,116
			2,194,166
		Total Common Stock
		(Cost $298,658,447)	264,254,962
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Australia: 0.6%
500,082		CFS Retail Property Trust	954,658
671,495		Commonwealth Property Office Fund	850,173
			1,804,831
		France: 0.1%
2,102		Gecina SA	248,706
			248,706
		Japan: 0.2%
184		DA Office Investment Corp.	673,843
			673,843
		Netherlands: 0.1%
10,464		Nieuwe Steen Investments Funds NV	281,604
			281,604
		Singapore: 0.6%
1,383,000	@	Suntec Real Estate Investment Trust	1,558,969
			1,558,969
		United Kingdom: 0.4%
68,704		Liberty International PLC	1,268,510
			1,268,510
		Total Real Estate Investment Trusts
		(Cost $6,340,659)	5,836,463
EXCHANGE-TRADED FUNDS: 4.3%
		Developed Markets: 4.3%
187,000		iShares MSCI EAFE Index Fund	12,414,930
		Total Exchange-Traded Funds
		(Cost $12,780,645)	12,414,930
MUTUAL FUNDS: 0.3%
		Australia: 0.2%
339,384	**	ING Office Fund	457,109
			457,109
		United Kingdom: 0.1%
10,022		Caledonia Investments PLC	396,002
			396,002
		Total Mutual Funds
		(Cost $915,982)	853,111

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 1.0%
		Germany: 0.5%
5,586		Draegerwerk AG		$334,263
13,870		Fuchs Petrolub AG		1,152,144
				1,486,407
		Italy: 0.5%
68,717	@	Instituto Finanziario Industriale S.p.A.		1,434,968
				1,434,968
		Total Preferred Stock
		(Cost $3,772,237)		2,921,375
		Total Long-Term Investments
		(Cost $322,467,970)		286,280,841

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.0%
		Repurchase Agreement: 3.0%
$8,523,000		Deutsche Bank Repurchase Agreement dated 07/31/08, 2.180%, due 08/01/08, $8,523,516 to be received upon repurchase (Collateralized by $15,381,000 various U.S. Government Agency Obligations, Discount Note-5.857%, Market Value $8,696,467, due 03/02/17-11/15		$8,523,000
		Total Short-Term Investments
		(Cost $8,523,000)		8,523,000
		Total Investments in Securities
		(Cost $330,990,970)*	102.2%	$294,803,841
		Other Assets and Liabilities - Net	(2.2)	(6,287,813)
		Net Assets	100.0%	$288,516,028

	@	Non-income producing security
	I	Illiquid security
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $336,660,679.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,240,428
		Gross Unrealized Depreciation		(46,097,266)
		Net Unrealized Depreciation		$(41,856,838)

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.6%
Aerospace/Defense	1.4
Agriculture	0.9
Airlines	1.6
Apparel	0.6
Auto Manufacturers	0.4
Auto Parts & Equipment	1.0
Banks	3.0
Beverages	0.2
Biotechnology	0.5
Building Materials	2.0
Chemicals	3.7
Closed-End Funds	0.1
Coal	0.2
Commercial Services	1.6
Computers	1.3
Distribution/Wholesale	0.4
Diversified	1.2
Diversified Financial Services	2.4
Electric	2.6
Electrical Components & Equipment	1.6
Electronics	2.9
Engineering & Construction	4.7
Entertainment	0.1
Food	2.9
Food Service	0.5
Forest Products & Paper	0.3
Hand/Machine Tools	2.3
Healthcare - Products	0.6
Healthcare - Services	0.7
Holding Companies - Diversified	1.2
Home Builders	0.2
Home Furnishings	0.3
Household Products/Wares	0.2
Insurance	5.2
Internet	0.8
Investment Companies	2.3
Iron/Steel	4.1
Leisure Time	0.5
Lodging	1.2
Machinery - Diversified	3.3
Media	1.9
Metal Fabricate/Hardware	2.3
Mining	4.1
Miscellaneous Manufacturing	1.4
Office Property	0.5
Office/Business Equipment	0.2
Oil & Gas	4.0
Oil & Gas Services	2.5
Open-End Funds	0.2
Packaging & Containers	0.1
Pharmaceuticals	1.9
Real Estate	2.2
Retail	4.1
Semiconductors	0.9
Shopping Centers	0.3
Software	1.0
Telecommunications	2.2
Textiles	0.7
Toys/Games/Hobbies	0.1
Transportation	1.4
Venture Capital	0.2
Water	1.1
Other Long-Term Investments	4.3
Short-Term Investments	3.0
Other Assets and Liabilities - Net	(2.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
825,265		ING Emerging Countries Fund - Class I		$24,865,243
6,594,081		ING Foreign Fund - Class I		120,605,741
5,128,044		ING Index Plus International Equity Fund - Class I		50,100,986
8,406,032		ING International Capital Appreciation Fund - Class I		95,576,589
7,209,983		ING International Equity Dividend Fund - Class I		57,463,566
2,343,427		ING International Growth Opportunites Fund - Class I		25,051,231
2,545,411		ING International Real Estate Fund - Class I		25,963,194
1,044,354		ING International SmallCap Multi-Manager Fund - Class I		43,037,812
5,106,208		ING International Value Choice Fund - Class I		57,087,410
		Total Investments in Securities (Cost $533,069,282)*	99.9%	$499,751,772
		Other Assets and Liabilities - Net	0.1	479,772
		Net Assets	100.0%	$500,231,544
	*	Cost for federal income tax purposes is $544,792,667.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$762,843
		Gross Unrealized Depreciation		(45,803,738)
		Net Unrealized Depreciation		$(45,040,895)

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.0%
		Bermuda: 1.7%
49,176	L	Credicorp Ltd.	$3,639,516
			3,639,516
		Brazil: 10.9%
80,200		Banco do Brasil SA	1,295,448
319,497	L	Cia Vale do Rio Doce ADR	8,361,236
2,381	@	OGX Petroleo e Gas Participacoes SA	1,161,891
237,382		Petroleo Brasileiro SA ADR	10,881,591
219,600		Positivo Informatica SA	1,990,883
			23,691,049
		China: 3.4%
584,000		China Life Insurance Co., Ltd.	2,243,296
465,000		China Merchants Bank Co., Ltd.	1,675,668
1,098,000		China National Building Material Co., Ltd.	2,107,663
286,000		ZTE Corp.	1,412,878
			7,439,505
		Czech Republic: 2.7%
71,300		CEZ A/S	5,892,760
			5,892,760
		Egypt: 1.4%
178,000		Egyptian Financial Group-Hermes Holding	1,573,228
21,646		Orascom Construction Industries	1,574,816
			3,148,044
		Estonia: 0.4%
28,591		As Eesti Telekom GDR	869,881
			869,881
		Hong Kong: 7.7%
584,000		Beijing Enterprises Holdings Ltd.	2,215,751
916,000		China Mengniu Diary Co., Ltd.	2,686,021
515,500		China Mobile Ltd.	6,887,169
1,691,000		China Overseas Land & Investment Ltd.	2,994,934
1,301,000		CNOOC Ltd.	1,919,432
			16,703,307
		India: 7.7%
69,605		Bharat Heavy Electricals	2,721,451
361,812	@	Bharti Airtel Ltd.	6,747,148
43,599		Housing Development Finance Corp.	2,308,300
189,707		ICICI Bank Ltd.	2,811,145
585,007		Jaiprakash Associates Ltd.	2,139,421
			16,727,465
		Indonesia: 1.9%
5,701,500		Bumi Resources Tbk PT	4,231,460
			4,231,460
		Israel: 6.6%
152,700		Israel Chemicals Ltd.	2,826,025
767,000		Makhteshim-Agan Industries Ltd.	6,630,339
41,700	@	Nice Systems Ltd. ADR	1,232,652
81,344	L	Teva Pharmaceutical Industries Ltd. ADR	3,647,465
			14,336,481
		Italy: 0.5%
19,000	L	Tenaris SA ADR	1,144,750
			1,144,750
		Luxembourg: 0.8%
19,200		Evraz Group SA GDR - Reg S	1,834,256
			1,834,256
		Malaysia: 0.2%
431,500	@	Proton Holdings Bhd	405,850
			405,850
		Mauritius: 1.1%
4,514,000		Golden Agri-Resources Ltd.	2,332,554
			2,332,554
		Mexico: 6.3%
40,500	L	America Movil SA de CV ADR	2,044,845
1,048,500	@	Empresas ICA S.A.B. de C.V.	5,556,489
393,600		Grupo Financiero Banorte SA de CV	1,693,789
87,000	L	Telefonos de Mexico SA de CV ADR	2,192,400
529,200		Wal-Mart de Mexico SA de CV	2,152,910
			13,640,433
		Peru: 0.8%
66,300		Cia de Minas Buenaventura SA ADR	1,784,133
			1,784,133
		Poland: 0.8%
156,000		Telekomunikacja Polska SA	1,725,264
			1,725,264
		Russia: 12.4%
228,506	@	LSR Group GDR	2,952,422
93,814	@	Mechel OAO ADR	1,990,733
58,500	L	MMC Norilsk Nickel ADR	1,268,607

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		Russia (continued)
38,100	@	Mobile Telesystems Finance SA ADR		$2,720,340
167,551	@	OAO Gazprom ADR		8,018,949
495,900	@	OAO Rosneft Oil Co. GDR		5,245,705
841,000		Sberbank RF		2,472,765
24,900	@, L	Wimm-Bill-Dann Foods OJSC ADR		2,422,770
				27,092,291
		South Africa: 3.9%
59,400		Impala Platinum Holdings Ltd.		1,971,450
273,900	@	Imperial Holdings Ltd.		1,631,771
241,520		Jd Group Ltd.		978,115
77,500		MTN Group Ltd.		1,326,551
47,000		Sasol Ltd.		2,506,203
				8,414,090
		South Korea: 7.9%
26,500	L	GS Engineering & Construction Corp.		2,624,913
39,300		Kookmin Bank		2,228,563
39,100		LG Corp.		2,497,152
10,000		Orion Corp.		2,148,005
4,340		Samsung Electronics Co., Ltd.		2,401,134
87,610		Samsung Techwin Co., Ltd.		3,119,772
4,500		Shinsegae Co., Ltd.		2,316,366
				17,335,905
		Taiwan: 10.2%
1,105,650		Cathay Financial Holding Co., Ltd.		2,129,756
3,070,000		Chinatrust Financial Holding Co., Ltd.		2,219,093
1,557,000		Chunghwa Telecom Co., Ltd.		3,940,909
281,600		Hon Hai Precision - GDR Reg S		2,721,515
1,627,110		Taiwan Cement Corp.		2,063,946
584,000		Taiwan Fertilizer Co., Ltd.		2,104,134
2,934,721		Taiwan Semiconductor Manufacturing Co., Ltd.		5,301,851
1,115,000		Tung Ho Steel Enterprise Corp.		1,744,043
				22,225,247
		Turkey: 2.7%
718,700		Haci Omer Sabanci Holding A/S		3,570,839
668,700	@	Turkiye Garanti Bankasi A/S		2,230,129
				5,800,968
		Total Common Stock (Cost $218,190,798)		200,415,209
EXCHANGE-TRADED FUNDS: 3.2%
		Hong Kong: 0.7%
576,200	@	iShares Asia Trust - MSCI China Tracker		1,598,996
				1,598,996
		United States: 2.5%
410,100	L	iShares MSCI Taiwan Index Fund		5,384,613
				5,384,613
		Total Exchange-Traded Funds (Cost $7,739,760)		6,983,609
PREFERRED STOCK: 4.5%
		Brazil: 4.5%
918,200		Investimentos Itau SA		6,026,365
88,410		Usinas Siderurgicas de Minas Gerais SA		3,827,544
		Total Preferred Stock (Cost $10,579,549)		9,853,909
		Total Long-Term Investments (Cost $236,510,107)		217,252,727

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.9%
		U.S. Government Agency Obligations: 1.6%
$3,438,000	Z	Federal Home Loan Bank, 1.620%, due 08/01/08		$3,437,845
		Total U.S. Government Agency Obligations (Cost $3,437,845)		3,437,845
		Securities Lending Collateral(cc): 6.3%
13,881,953		Bank of New York Mellon Corp. Institutional Cash Reserves		13,881,953
		Total Securities Lending Collateral (Cost $13,881,953)		13,881,953
		Total Short-Term Investments (Cost $17,319,798)		17,319,798
		Total Investments in Securities (Cost $253,829,905)*	107.6%	$234,572,525
		Other Assets and Liabilities - Net	(7.6)	(16,548,725)
		Net Assets	100.0%	$218,023,800

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $256,471,812.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$211,254
		Gross Unrealized Depreciation		(22,110,541)
		Net Unrealized Depreciation		$(21,899,287)

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.1%
Auto Manufacturers	0.2
Banks	7.5
Building Materials	1.9
Chemicals	5.3
Coal	1.9
Diversified Financial Services	3.6
Electric	2.7
Electrical Components & Equipment	1.3
Electronics	1.3
Engineering & Construction	5.5
Food	3.3
Holding Companies - Diversified	7.3
Insurance	2.0
Iron/Steel	4.3
Metal Fabricate/Hardware	0.5
Mining	6.1
Oil & Gas	13.6
Pharmaceuticals	1.7
Real Estate	2.7
Retail	3.4
Semiconductors	5.0
Telecommunications	14.3
Other Long-Term Investments	3.2
Short-Term Investments	7.9
Other Assets and Liabilities - Net	(7.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2008 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 34.1%
			Argentina: 0.6%
	$100,000	#, C	Cia de Transporte de Energia Electrica de Alta Tension SA, 8.875%, due 12/15/16	$69,500
	100,000	+, #	Earls Eight Ltd., 8.000%, due 12/31/12	67,690
	100,000	+, #	Eirles Eight Ltd., 8.000%, due 12/31/12	67,900
	810,999	S	Province of Mendoza, 5.500%, due 09/04/18	539,314
	40,368	+, #, C, S	Transportadora Gas del Norte, 6.500%, due 12/31/12	27,854
	1,285,000	+, #	Transportadora Gas Norte, 8.000%, due 12/31/12	886,650
				1,658,908
			Brazil: 6.3%
	1,000,000		Banco BMG SA, 9.150%, due 01/15/16	997,500
BRL	2,300,000	#	Banco Do Brasil, 9.750%, due 07/18/17	1,226,138
BRL	2,400,000	#	Banco Safra Ltd., 10.875%, due 04/03/17	1,286,152
BRL	2,550,000	#	Banco Votorantim, 10.625%, due 04/10/14	1,355,370
	$2,800,000		Citigroup Funding, Inc., Discount Note, due 01/03/17	3,061,637
	2,401,717	#	Citigroup Funding, Inc., 6.000%, due 05/18/15	3,000,541
	252,290	S	Citigroup Funding, Inc., 6.000%, due 08/17/10	409,621
	2,990,000	C	Petrobras International Finance Co., 5.875%, due 03/01/18	2,935,202
	115,000	C	Usiminas Commercial Ltd., 7.250%, due 01/18/18	119,060
	1,025,000	C, S	Vale Overseas Ltd., 6.250%, due 01/23/17	1,012,890
	3,050,000	C, S	Vale Overseas Ltd., 6.875%, due 11/21/36	2,929,479
				18,333,590
			Cayman Islands: 0.3%
	800,000	#, C	Braskem Finance Ltd., 7.250%, due 06/05/18	800,000
				800,000
			Chile: 0.2%
	620,000	#, C	Alto Parana SA, 6.375%, due 06/09/17	612,994
				612,994
			Colombia: 1.0%
	835,000		Bancolombia SA, 6.875%, due 05/25/17	828,738
	695,000	#, C	EEB International Ltd., 8.750%, due 10/31/14	740,175
	1,300,000	#, C	TGI International Ltd., 9.500%, due 10/03/17	1,394,250
				2,963,163
			Cyprus: 0.4%
	1,150,000	#	Alfa MTN Invest Ltd., 9.250%, due 06/24/13	1,147,125
				1,147,125
			Dominican Republic: 0.5%
	2,025,785	#	Standard Bank PLC, 15.000%, due 03/12/12	1,594,009
				1,594,009
			Hong Kong: 0.5%
	800,000		Bangkok Bank PCL, 9.025%, due 03/15/29	841,810
	665,000	#, C	Citic Resources Finance Ltd., 6.750%, due 05/15/14	615,125
				1,456,935
			India: 0.2%
	650,000	#, C	ICICI Bank Ltd, 6.625%, due 10/03/12	643,595
				643,595
			Indonesia: 2.5%
	1,300,000	#	Barclays Bank CLN, Discount Note, due 12/17/12	1,433,900
	1,200,000	#	Barclays Bank CLN, Discount Note, due 03/17/13	1,431,240
	680,000	C, S	Indosat Finance Co. BV, 7.125%, due 06/22/12	683,582
	1,480,000	#	Majapahit Holding BV, 7.250%, due 06/28/17	1,323,784
	750,000	#, S	Majapahit Holding BV, 7.750%, due 10/17/16	691,897
	2,235,000	#	Majapahit Holding BV, 7.875%, due 06/29/37	1,821,525
				7,385,928
			Ireland: 0.3%
	200,000	#	Transcapit (Transneft), 7.700%, due 08/07/13	200,000
	700,000	#	Transcapit (Transneft), 8.700%, due 08/07/18	700,000
				900,000
			Israel: 0.5%
	1,500,000	C	Israel Electric Corp., Ltd., 7.250%, due 01/15/19	1,488,453
				1,488,453
			Kazakhstan: 3.2%
	1,000,000	#	HSBK Europe BV, 7.250%, due 05/03/17	842,180
	1,410,000	#	Kazkommerts International BV, 7.500%, due 11/29/16	1,024,599
	1,700,000	#	KazMunaiGaz Finance Sub BV, 8.375%, due 07/02/13	1,740,375
	4,445,000	#	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	4,545,013
	1,500,000		TuranAlem Finance BV, 8.250%, due 01/22/37	1,164,375
				9,316,542

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2008 (Unaudited) (continued)

Principal Amount				Value
			Mexico: 1.9%
	$1,100,000	#, C	Grupo Televisa SA, 6.000%, due 05/15/18	$1,072,902
	3,605,000	#, C	Pemex Project Funding Master Trust, 5.750%, due 03/01/18	3,527,493
	955,000	#	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	938,479
				5,538,874
			Nigeria: 0.5%
	400,000	#	UBS AG, Discount Note, due 12/27/13	433,048
	1,200,000	#	UBS AG, 1.040%, due 09/04/17	1,091,964
				1,525,012
			Peru: 1.5%
	3,900,000	I	Banco Credito Del Peru, 7.170%, due 10/15/22	1,391,708
	320,000	#, Z	Interoceanica IV Finance Ltd., 4.310%, due 11/30/18	206,976
	1,181,082	#, Z	Interoceanica IV Finance Ltd., 4.570%, due 11/30/25	544,243
	246,100	#, Z	Peru Enhanced Pass-through Finance Ltd., 3.960%, due 05/31/18	167,348
	2,953,201	Z	Peru Enhanced Pass-through Finance Ltd., 4.000%, due 05/31/18	2,008,176
				4,318,451
			Philippines: 1.0%
	2,605,000	#, S	National Power Corp., 6.875%, due 11/02/16	2,481,388
	450,000	S	National Power Corp., 9.625%, due 05/15/28	513,000
				2,994,388
			Russia: 5.6%
	1,200,000	C	Alfa Bond Issuance PLC for OJSC Alfa Bank, 8.635%, due 02/22/17	1,109,188
	1,350,000	S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	1,451,250
	590,000	S	GAZ Capital SA, 6.510%, due 03/07/22	525,958
	1,500,000	+, C, S	Kuznetski Capital for Bank of Moscow, 7.500%, due 11/25/15	1,461,465
	545,000	#, C	Lukoil International Finance BV, 6.656%, due 06/07/22	470,063
	2,400,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,640,000
	1,060,000	#	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, due 01/14/14	1,050,354
	2,495,000	#	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	2,422,895
RUB	25,000,000		Sibacademfinance PLC for URSA Bank, 9.125%, due 02/26/10	1,041,684
	$2,000,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 6.103%, due 06/27/12	1,966,318
	1,205,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250%, due 05/23/16	1,153,788
	1,000,000	#	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	979,590
				16,272,553
			South Korea: 0.7%
	1,280,000	C	Shinhan Bank, 6.819%, due 09/20/36	1,065,513
	1,230,000	C	Woori Bank, 6.208%, due 05/02/37	983,587
				2,049,100
			Trinidad And Tobago: 0.7%
	2,265,000	C	Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, due 05/08/22	2,148,646
				2,148,646
			Turkey: 0.1%
TRY	400,000	S	European Investment Bank, 10.000%, due 01/28/11	307,519
				307,519
			Ukraine: 1.5%
	$550,000	S	City of Kiev Ukraine, 8.000%, due 11/06/15	486,750
	1,200,000		HSBC Bank PLC for Ukrsibbank, 7.750%, due 12/21/11	1,163,893
	500,000		Standard Bank (Nak), 8.125%, due 09/30/09	453,750
	2,800,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	2,399,600
				4,503,993
			Venezuela: 4.1%
	7,500,000	C	Petroleos de Venezuela SA, 5.250%, due 04/12/17	5,017,500
	12,315,000	C	Petroleos de Venezuela SA, 5.375%, due 04/12/27	6,957,975
				11,975,475
			Total Corporate Bonds/Notes
			(Cost $105,843,898)	99,935,253
OTHER BONDS: 60.2%
			Argentina: 4.2%
ARS, $	28,535,000	S	Argentina Government International Bond, Discount Note, due 12/15/35	2,675,186
	5,000,000		Argentina Government International Bond, 7.000%, due 10/03/15	3,412,500
	5,600,000	+, #, S	Province of Buenos Aires Argentina, 3.000%, due 05/15/35	1,752,800
	2,480,000	#, S	Province of Buenos Aires Argentina, 9.375%, due 09/14/18	1,543,800
	4,130,000	S	Province of Buenos Aires Argentina, 9.625%, due 04/18/28	2,488,325
	463,000	#	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	457,213
				12,329,824
			Belize: 0.1%
	330,000	+, C	Belize Government International Bond, 4.250%, due 02/20/29	225,225
				225,225
			Bosnia and Herzegovina: 0.1%
DEM	750,000	S, Z	Bosnia & Herzegovina Government International Bond, 11.430%, due 12/11/17	424,688
				424,688

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2008 (Unaudited) (continued)

Principal Amount				Value
			Brazil: 5.6%
	$1,570,000	#	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, due 06/16/18	$1,589,625
	2,800,000		Brazil Government International Bond, 7.125%, due 01/20/37	3,094,000
	1,680,000	S	Brazil Government International Bond, 8.750%, due 02/04/25	2,104,200
	3,000,000	C, S	Brazil Government International Bond, 11.000%, due 08/17/40	3,963,750
BRL	7,000,000		Federal Republic of Brazil, 12.500%, due 01/05/16	4,681,415
	$900,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17	921,600
				16,354,590
			Colombia: 1.6%
	50,000	S	Colombia Government International Bond, 10.000%, due 01/23/12	58,250
	2,115,000	S	Republic of Colombia, 7.375%, due 01/27/17	2,321,213
	1,055,000	S	Republic of Colombia, 8.125%, due 05/21/24	1,229,075
COP	2,061,000,000		Republic of Colombia, 9.850%, due 06/28/27	977,067
				4,585,605
			Dominican Republic: 1.5%
	$2,267,927	S	Dominican Republic, 9.040%, due 01/23/18	2,301,946
	2,115,000	#, S	Dominican Republic International Bond, 8.625%, due 04/20/27	1,972,238
	143,584		Standard Bank PLC, 16.000%, due 07/20/09	138,515
				4,412,699
			El Salvador: 1.3%
	1,230,000		El Salvador Government International Bond, 7.650%, due 06/15/35	1,209,090
	2,440,000	S	El Salvador Government International Bond, 8.250%, due 04/10/32	2,562,000
				3,771,090
			Ghana: 0.3%
	900,000	#	Republic of Ghana, 8.500%, due 10/04/17	906,750
				906,750
			Hungary: 3.1%
HUF	1,450,000,000		Hungary Government International Bond, 6.750%, due 02/12/13	9,077,754
				9,077,754
			Indonesia: 3.8%
	$1,650,000	#	Indonesia Government International Bond, 6.625%, due 02/17/37	1,442,573
	2,455,000	#	Indonesia Government International Bond, 6.875%, due 01/17/18	2,448,863
	3,000,000		Indonesia Government International Bond, 7.500%, due 01/15/16	3,104,718
	2,510,000	#	Indonesia Government International Bond, 7.750%, due 01/17/38	2,500,588
	1,470,000	S	Indonesia Government International Bond, 8.500%, due 10/12/35	1,568,869
				11,065,611
			Iraq: 2.3%
	9,050,000	C, S	Republic of Iraq, 5.800%, due 01/15/28	6,764,875
				6,764,875
			Lebanon: 0.1%
	210,000		Lebanon Government International Bond, 8.250%, due 04/12/21	201,726
				201,726
			Malaysia: 3.1%
MYR	5,000,000		Malaysia Government International Bond, 3.700%, due 05/15/13	1,512,133
MYR	5,000,000		Malaysia Government International Bond, 3.756%, due 04/28/11	1,528,340
MYR	10,000,000		Malaysia Government International Bond, 3.833%, due 09/28/11	3,059,579
MYR	10,000,000		Malaysia Government International Bond, 3.869%, due 04/13/10	3,073,228
				9,173,280
			Mexico: 5.6%
MXN	152,000,000		Mexican Bonos, 7.750%, due 12/14/17	14,031,468
	$600,000		Mexico Government International Bond, 7.500%, due 04/08/33	699,000
	1,300,000		Mexico Government International Bond, 8.300%, due 08/15/31	1,631,500
				16,361,968
			Nigeria: 0.7%
	500,000	S	Central Bank of Nigeria, 5.092%, due 01/05/10	68,750
	2,000,000		UBS AG, 9.850%, due 08/02/17	1,925,460
				1,994,210
			Pakistan: 1.1%
	3,695,000		Islamic Republic of Pakistan, 6.875%, due 06/01/17	2,614,213
	610,000		Pakistan Government International Bond, 7.125%, due 03/31/16	461,577
				3,075,790
			Panama: 1.1%
	50,000		Panama Government International Bond, 6.700%, due 01/26/36	51,125
	1,595,000	S	Panama Government International Bond, 7.125%, due 01/29/26	1,706,650
	1,000,000		Panama Government International Bond, 8.875%, due 09/30/27	1,257,500
	130,000	S	Panama Government International Bond, 9.375%, due 04/01/29	170,755
				3,186,030
			Peru: 2.0%
	2,600,000		Peru Government International Bond, 6.550%, due 03/14/37	2,700,100
PEN	5,000,000	#	Peru Government International Bond, 6.900%, due 08/12/37	1,576,041
	$1,420,000	S	Peru Government International Bond, 7.350%, due 07/21/25	1,615,250
				5,891,391
			Philippines: 2.7%
	1,750,000		Philippine Government International Bond, 8.000%, due 01/15/16	1,942,500

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2008 (Unaudited) (continued)

Principal Amount					Value
			Philippines (continued)
	$2,200,000		Philippine Government International Bond, 8.250%, due 01/15/14		$2,425,500
	1,100,000		Philippine Government International Bond, 8.875%, due 03/17/15		1,267,750
	2,000,000		Philippine Government International Bond, 9.000%, due 02/15/13		2,257,500
					7,893,250
			Russia: 4.7%
	7,771,650	+, S	Russia Government International Bond, 7.500%, due 03/31/30		8,755,657
	2,800,000	S	Russia Government International Bond, 12.750%, due 06/24/28		4,974,211
					13,729,868
			South Africa: 0.6%
	1,705,000		South Africa Government International Bond, 5.875%, due 05/30/22		1,601,363
					1,601,363
			Sri Lanka: 0.1%
	370,000	#	Democratic Socialist Republic of Sri Lanka, 8.250%, due 10/24/12		334,850
					334,850
			Turkey: 6.4%
	4,050,000	S	Republic of Turkey, 7.000%, due 09/26/16		4,100,625
TRY	4,800,000	Z	Turkey Government International Bond, Discount Note, due 04/14/10		3,075,057
TRY	3,000,000		Turkey Government International Bond, 19.760%, due 06/26/13		2,659,781
	$1,000,000		Turkey Government International Bond, 6.875%, due 03/17/36		923,750
	4,250,000	S	Turkey Government International Bond, 7.375%, due 02/05/25		4,255,313
	1,000,000	S	Turkey Government International Bond, 8.000%, due 02/14/34		1,053,750
TRY	3,080,000		Turkey Government International Bond, 10.000%, due 02/15/12		2,598,931
TRY	130,000		Turkey Government International Bond, 14.000%, due 01/19/11		102,724
					18,769,931
			Ukraine: 1.4%
	$1,400,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, due 10/04/12		1,270,500
	1,500,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.650%, due 09/07/11		1,415,634
	360,000		Ukraine Government International Bond, 6.580%, due 11/21/16		317,992
	1,180,000	S	Ukraine Government International Bond, 7.650%, due 06/11/13		1,154,925
					4,159,051
			Uruguay: 2.5%
	314,322	S	Oriental Republic of Uruguay, 7.625%, due 03/21/36		314,322
	3,517,500	&	Uruguay Government International Bond, 7.875%, due 01/15/33		3,596,644
	3,300,000	S	Uruguay Government International Bond, 8.000%, due 11/18/22		3,514,500
					7,425,466
			Venezuela: 4.2%
	2,200,000		Bolivarian Republic of Venezuela, 9.375%, due 01/13/34		1,895,300
	1,400,000		Republic of Venezuela, 6.000%, due 12/09/20		948,500
	2,400,000		Republic of Venezuela, 7.000%, due 03/31/38		1,614,000
	3,000,000		Venezuela Government International Bond, 5.750%, due 02/26/16		2,287,500
	4,900,000		Venezuela Government International Bond, 7.000%, due 12/01/18		3,799,950
	1,500,000	S	Venezuela Government International Bond, 7.650%, due 04/21/25		1,148,250
	300,000		Venezuela Government International Bond, 8.500%, due 10/08/14		276,750
	340,000	S	Venezuela Government International Bond, 13.625%, due 08/15/18		407,150
					12,377,400
			Total Other Bonds
			(Cost $186,704,819)		176,094,285
			Total Investments in Securities
			(Cost $292,548,717)*	94.3%	$276,029,538
			Other Assets and Liabilities - Net	5.7	16,731,185
			Net Assets	100.0%	$292,760,723

&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
*	Cost for federal income tax purposes is $292,602,418.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,939,559
	Gross Unrealized Depreciation	(20,512,439)
	Net Unrealized Depreciation	$(16,572,880)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Banks	8.2%
Chemicals	0.3
Diversified Financial Services	7.4
Electric	3.1
Foreign Government Bonds	60.2
Forest Products & Paper	0.2
Gas	0.3
Iron/Steel	0.0
Media	0.4
Mining	1.3
Multi-National	0.1
Municipal	0.2
Oil & Gas	11.4
Telecommunications	0.7
Transportation	0.5
Other Assets and Liabilities - Net	5.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2008 (Unaudited) (continued)

At July 31, 2008 the following forward currency contracts were outstanding for the ING Emerging Markets Fixed Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Depreciation
			USD
Hungary Forint
HUF 2,960,490	SELL	8/11/08	431,000,000	2,868,261	$(428,131,739)
Hungary Forint
HUF 4,602,253	SELL	8/11/08	674,000,000	4,485,402	(669,514,598)
Turkey New Lira
TRY 2,823,947	SELL	8/1/08	3,500,000	3,012,696	(487,304)
Turkey New Lira
TRY 417,242	SELL	8/1/08	514,000	442,436	(71,564)
Turkey New Lira
TRY 434,963	SELL	8/1/08	525,000	451,904	(73,096)
Turkey New Lira
TRY 1,736,838	SELL	8/1/08	2,075,000	1,786,099	(288,901)
Turkey New Lira
TRY 5,503,870	SELL	8/29/08	6,614,000	5,622,338	(991,662)
					$(1,099,558,864)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of July 31, 2008 (Unaudited) (continued)

ING Emerging Markets Fixed Income Fund Open Futures Contracts on July 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation
Long Contracts
U.S. Treasury 5-Year Note	62	6,902,828	09/30/08	$104,026
U.S. Treasury Long Bond	128	14,784,000	09/19/08	341,336
				$445,362

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 23.5%
		Austria: 5.6%
6,479	@	CA Immobilien Anlagen AG	$118,739
6,700	@	Immoeast Immobilien Anlagen AG	47,956
10,600		Immofinanz Immobilien Anlagen AG	95,969
2,288	@	Meinl European Land Ltd.	22,744
			285,408
		Finland: 2.4%
31,943		Citycon OYJ	121,847
			121,847
		Germany: 2.5%
3,600		Deutsche Euroshop AG	128,914
			128,914
		Sweden: 2.7%
15,581		Hufvudstaden AB	141,518
			141,518
		Switzerland: 6.1%
3,520	@	PSP Swiss Property AG	224,888
1,500	@	Swiss Prime Site AG	90,032
			314,920
		United Kingdom: 4.2%
11,100		Helical Bar PLC	64,690
54,400	I	Safestore Holdings Ltd.	150,397
			215,087
		Total Common Stock
		(Cost $1,376,738)	1,207,694
REAL ESTATE INVESTMENT TRUSTS: 73.1%
		Belgium: 4.9%
740		Cofinimmo	139,674
1,800		Warehouses De Pauw SCA	113,713
			253,387
		France: 24.1%
580		Fonciere Des Regions	72,754
1,618		Klepierre	65,491
3,160		Mercialys	143,754
4,260		Unibail	953,018
			1,235,017
		Netherlands: 11.0%
3,900		Corio NV	300,241
500		Eurocommercial Properties NV	23,485
2,819		Nieuwe Steen Investments Funds NV	75,864
1,526		Wereldhave NV	163,810
			563,400
		United Kingdom: 33.1%
17,520		British Land Co. PLC	242,346
10,800		Brixton PLC	48,179
3,200		Derwent Valley Holdings PLC	69,348
16,240		Great Portland Estates PLC	108,948
10,820		Hammerson PLC	204,576
23,700		Land Securities Group PLC	603,044
10,590		Liberty International PLC	195,528
24,700		Segro PLC	199,206
3,840		Shaftesbury PLC	30,275
			1,701,450
		Total Real Estate Investment Trusts
		(Cost $4,062,998)	3,753,254

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 0.7%
		Luxembourg: 0.7%
2,687		Prologis European Properties		$35,165
		Total Mutual Funds
		(Cost $35,803)		35,165
		Total Investments in Securities
		(Cost $5,475,539)*	97.3%	$4,996,113
		Other Assets and Liabilities - Net	2.7	138,588
		Net Assets	100.0%	$5,134,701

	@	Non-income producing security
	I	Illiquid security
	*	Cost for federal income tax purposes is $5,620,239.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$70,250
		Gross Unrealized Depreciation		(694,376)
		Net Unrealized Depreciation		$(624,126)

Percentage of
Industry	Net Assets
Closed-End Funds	0.7%
Diversified	66.0
Office Property	4.9
Real Estate	20.6
Storage/Warehousing	2.9
Warehouse/Industrial	2.2
Other Assets and Liabilities - Net	2.7
Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2008 (Unaudited)
Shares			Value
COMMON STOCK:77.9%
		Australia: 2.4%
112,509		BHP Billiton Ltd.	$4,198,372
22,034		Crown Ltd.	163,181
6,775		John Fairfax Holdings Ltd.	17,428
1,055,459	L	Macquarie Airports Management Ltd.	2,788,526
60,265		Newcrest Mining Ltd.	1,667,255
22,034		Publishing & Broadcasting Ltd.	60,648
50,511		Rio Tinto Ltd.	5,912,664
			14,808,074
		Austria: 2.6%
29,034		Erste Bank der Oesterreichischen Sparkassen AG	1,851,297
4,643		Flughafen Wien AG	394,318
212,232	@	Immoeast Immobilien Anlagen AG	1,519,062
7,214		Oesterreichische Elektrizitaetswirtschafts AG	572,650
64,297		OMV AG	4,427,501
39,561		Raiffeisen International Bank Holding AG	4,902,253
18,558		Telekom Austria AG	381,968
26,777		Wiener Staedtische Allgemeine Versicherung AG	1,782,904
15,206		Wienerberger AG	406,665
			16,238,618
		Belgium: 1.0%
2,814		Groupe Bruxelles Lambert SA	312,133
8,552		InBev NV	573,181
30,001		Kbc Ancora	2,398,344
25,760		KBC Groep NV	2,614,007
			5,897,665
		Bermuda: 0.2%
15,023	@, L	Central European Media Enterprises Ltd.	1,250,665
			1,250,665
		Canada: 3.0%
25,564		Barrick Gold Corp.	1,082,528
17,310		Cameco Corp.	618,051
4,607		Canadian Natural Resources Ltd.	359,984
87,396	@	Eldorado Gold Corp. (Canadian Denominated Security)	713,541
332,007	@	Ivanhoe Mines Ltd.	3,748,231
43,501	@	OPTI Canada, Inc.	825,880
27,737		Petro-Canada	1,280,190
10,716		Potash Corp. of Saskatchewan	2,201,597
17,466	@	Research In Motion Ltd.	2,145,174
77,168		Suncor Energy, Inc.	4,194,708
36,061		Talisman Energy, Inc.	644,833
137,575	@	UTS Energy Corp.	685,221
			18,499,938
		Chile: 0.1%
14,265	L	Sociedad Quimica y Minera de Chile SA ADR	583,866
			583,866
		China: 0.3%
2,169,888	L	Beijing Capital International Airport Co., Ltd.	1,779,622
			1,779,622
		Cyprus: 0.1%
55,108		Bank of Cyprus Public Co., Ltd.	730,036
			730,036
		Czech Republic: 3.0%
71,969	S	Komercni Banka A/S	18,270,230
			18,270,230
		Denmark: 1.4%
2,755	@	ALK-Abello A/S	344,961
45,811		Carlsberg A/S	3,718,021
3,253		Flsmidth & Co. A/S	312,706
50,767		Novo-Nordisk A/S	3,218,916
5,943	@	Vestas Wind Systems A/S	775,067
			8,369,671
		Finland: 1.8%
112,934		Fortum OYJ	4,978,314
24,527		Kemira OYJ	277,237
6,134		Kesko OYJ	169,578
2,908		Metso OYJ	104,398
102,902	S	Nokia OYJ	2,808,435
17,987		OKO Bank	294,645
25,562		Orion OYJ	523,096
10,643		Outotec OYJ	542,082
37,103		Ramirent OYJ	284,305
9,500		Sanoma-WSOY OYJ	205,860
62,879		YIT OYJ	1,070,969
			11,258,919
		France: 8.4%
4,126		Accor SA	275,164
34,414	L	ADP	2,980,410
29,194		Air Liquide	3,819,496

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2008 (Unaudited) (continued)
Shares			Value
		France (continued)
2,704		Alstom	$302,678
34,604		BNP Paribas	3,411,327
17,929		Bouygues SA	1,159,066
12,536		Cie de Saint-Gobain	779,174
1,940		EDF Energies Nouvelles S.A.	135,644
47,456		Electricite de France	4,123,517
6,874		Eurazeo	684,816
72,141		France Telecom SA	2,281,024
82,530		Gaz de France	5,164,979
14,672		JC Decaux SA	371,452
14,611		Lafarge SA	1,987,741
49,165		LVMH Moet Hennessy Louis Vuitton SA	5,407,079
22,766		Pernod-Ricard SA	1,981,199
9,950		PPR	1,079,418
4,248		Remy Cointreau SA	208,325
40,656		Sanofi-Aventis	2,853,783
6,397		Societe Generale	591,970
22,551		Societe Television Francaise (T.F.1)	386,332
4,060		Sodexho Alliance SA	264,790
14		Suez SA	838
3,701		Technip SA	313,692
115,502	S	Total SA	8,843,839
30,040		Vinci SA	1,698,453
8,216		Vivendi	343,514
			51,449,720
		Germany: 5.9%
3,261		Adidas AG	199,380
31,288		Bayer AG	2,689,739
49,333		Commerzbank AG	1,574,876
3,543		Continental AG	397,445
28,378		DaimlerChrysler AG	1,641,615
35		Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	—
7,597		Deutsche Boerse AG	859,823
30,395		Deutsche Post AG	715,620
7,488		Deutsche Postbank AG	530,499
26,447		E.ON AG	5,052,757
109,650		Fraport AG Frankfurt Airport Services Worldwide	6,711,097
44,029		Fresenius AG	3,824,442
64,530		Fresenius Medical Care AG & Co. KGaA	3,566,750
8,109		Hamburger Hafen und Logistik AG	532,081
14,549		Henkel KGaA	555,459
13,693	@	KarstadtQuelle AG	158,179
1,097		MAN AG	110,005
5,218		Merck KGaA	630,210
7,703		Praktiker Bau- und Heimwerkermaerkte AG	122,687
9,382	@	Premiere AG	170,104
84,760		Rhoen Klinikum AG	2,755,309
28,740		Siemens AG	3,493,539
16,172	@	UkrTelecom GDR	101,155
			36,392,771
		Greece: 0.3%
47,975		Hellenic Telecommunications Organization SA	997,404
417,214		Veterin SA	1,085,933
			2,083,337
		Hong Kong: 0.7%
304,869		China Merchants Holdings International Co., Ltd.	1,162,877
899,346	@, L	Galaxy Entertainment Group Ltd.	376,724
652,303		GOME Electrical Appliances Holdings Ltd.	273,524
804,694		Melco International Development	499,053
111,799	@, L	Melco PBL Entertainment Macau Ltd. ADR	690,918
1,646,422		Shun TAK Holdings Ltd.	1,287,062
			4,290,158
		Hungary: 4.1%
652,879		Magyar Telekom Telecommunications PLC	3,581,992
2,922		Mol Magyar Olaj- es Gazipari Rt	400,697
439,836	@, S, L	OTP Bank Nyrt	20,371,803
3,242		Richter Gedeon Nyrt	737,544
			25,092,036
		India: 1.9%
1,591	#	Bharti Airtel Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	29,850
26,555	#	ICICI Bank Ltd.(Participation Certificate, Issuer: Citigroup Global Markets)	398,293
45,686	#	ICICI Bank, Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	683,949
17,180	#	Mahindra & Mahindra Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	210,967
13,033	#	Oil & Natural Gas Corp. Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	305,006
214,331	#	State Bank of India Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	7,135,556
8,781		State Bank of India Ltd. GDR	574,578
74,508	#	State Bank of India Ltd.(Participation Certificate, Issuer: Citigroup Global Markets)	2,480,537
			11,818,736
		Indonesia: 0.0%
687,400		Semen Gresik Persero Tbk PT	306,804
			306,804
		Ireland: 0.3%
24,561		CRH PLC	640,669
171,105	@	Dragon Oil PLC	992,458
			1,633,127

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2008 (Unaudited) (continued)
Shares			Value
		Italy: 2.1%
3,579		Autogrill S.p.A.	$42,500
117,608		Banca Popolare di Milano Scrl	1,175,538
12,865		Banca Popolare di Sondrio Scarl	151,345
12,866		Banche Popolari Unite Scpa	305,229
75,233		Buzzi Unicem S.p.A.	1,583,500
115,933		Credito Emiliano S.p.A.	1,022,595
21,855		Geox S.p.A.	244,767
207,431		Intesa Sanpaolo S.p.A.	1,164,883
573,094		Intesa Sanpaolo S.p.A. - RNC	3,005,849
14,645		Italcementi S.p.A.	204,384
1,917		Lottomatica S.p.A.	59,768
100,235		Mediobanca S.p.A.	1,457,519
364,590		Telecom Italia S.p.A.	654,373
307,068		UniCredito Italiano S.p.A.	1,829,444
			12,901,694
		Japan: 6.3%
12,310		Acom Co., Ltd.	359,622
6,625		Aeon Credit Service Co., Ltd.	84,245
6,601		Aisin Seiki Co., Ltd.	172,370
22,000		Bank of Kyoto Ltd.	229,190
80,000		Bank of Yokohama Ltd.	515,873
30,705	S	Canon, Inc.	1,403,379
138		Central Japan Railway Co.	1,403,609
39,000		Chiba Bank Ltd.	260,239
5,859		Credit Saison Co., Ltd.	122,957
5,700		Daikin Industries Ltd.	243,402
14,608		Daiwa Securities Group, Inc.	126,627
18,288		Denso Corp.	475,109
52		Dentsu, Inc.	114,886
230		East Japan Railway Co.	1,799,178
8,200		Eisai Co., Ltd.	293,669
7,000		Fanuc Ltd.	555,883
91		Fuji Television Network, Inc.	125,644
28,000		Gunma Bank Ltd.	173,942
19,728	S	Honda Motor Co., Ltd.	629,783
8,600		Ibiden Co., Ltd.	253,946
66,000		Isuzu Motors Ltd.	284,000
15,000		Itochu Corp.	149,062
298		Japan Tobacco, Inc.	1,389,025
5,068		JFE Holdings, Inc.	246,321
9,989		JS Group Corp.	144,881
6,548		JSR Corp.	116,946
178		KDDI Corp.	1,019,684
76,705		Komatsu Ltd.	1,904,910
15,319		Kubota Corp.	97,321
5,700		Kyocera Corp.	490,917
7,993		Makita Corp.	273,498
40,484		Matsushita Electric Industrial Co., Ltd.	853,564
10,700		Mitsubishi Corp.	311,797
59,000		Mitsubishi Electric Corp.	581,481
169,640	S	Mitsubishi UFJ Financial Group, Inc.	1,497,967
14,000		Mitsui & Co., Ltd.	287,227
7,723		Mitsui Fudosan Co., Ltd.	174,726
73		Mizuho Financial Group, Inc.	349,539
2,700		Nidec Corp.	190,709
8,751		Nintendo Co., Ltd.	4,245,862
92,000		Nippon Electric Glass Co., Ltd.	1,353,923
48		Nippon Telegraph & Telephone Corp.	243,869
13,707		Nissan Motor Co., Ltd.	105,520
4,902		Nitto Denko Corp.	140,341
12,355		Nomura Holdings, Inc.	178,298
713		NTT DoCoMo, Inc.	1,158,112
3,167		Olympus Corp.	106,340
13,542		Promise Co., Ltd.	344,898
11,000		Ricoh Co., Ltd.	178,630
19		Sapporo Hokuyo Holdings, Inc.	118,420
8,486		Seven & I Holdings Co., Ltd.	259,519
12,000		Sharp Corp.	166,702
6,000		Shin-Etsu Chemical Co., Ltd.	367,094
23,000		Shizuoka Bank Ltd.	246,071
36,233		Sony Corp.	1,370,156
11,499		Stanley Electric Co., Ltd.	236,037
31,000		Sumitomo Chemical Co., Ltd.	204,594
9,000		Sumitomo Electric Industries Ltd.	109,319
41,992		Sumitomo Heavy Industries	262,749
83,145		Sumitomo Metal Industries Ltd.	399,993
130	S	Sumitomo Mitsui Financial Group, Inc.	1,008,632
50,000		Sumitomo Trust & Banking Co., Ltd.	344,288
16,000		Suruga Bank Ltd.	199,448
62,000		Suzuki Motor Corp.	1,354,064
10,300		Takeda Pharmaceutical Co., Ltd.	546,871
65,100	S	Toyota Motor Corp.	2,806,299
15,550		Yamada Denki Co., Ltd.	1,053,779
12,301		Yamaha Motor Co., Ltd.	207,394

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2008 (Unaudited) (continued)
Shares			Value
		Japan (continued)
4,846		Yamato Holdings Co., Ltd.	$60,470
			39,084,820
		Luxembourg: 0.5%
38,456	@, L	Millicom Intl Cellular S.A.	2,975,725
			2,975,725
		Mexico: 1.1%
589,184		America Movil SA de CV - Series L	1,488,990
7,138	L	America Movil SA de CV ADR	360,398
92,118		Controladora Comercial Mexicana SA de CV	275,287
270,698		Corporacion Moctezuma	641,774
40,364		Fomento Economico Mexicano SA de CV ADR	1,851,093
45,023		Grupo Cementos Chihuahua	230,929
285,785		Grupo Financiero Banorte SA de CV	1,229,826
13,629		Grupo Televisa SA ADR	306,516
47,795	@	Urbi Desarrollos Urbanos SA de C.V	158,305
			6,543,118
		Netherlands: 0.8%
4,922		Koninklijke Vopak NV	294,643
105,264		Royal KPN NV	1,832,467
8,874		TNT NV	310,060
71,226		Unilever NV	1,964,309
9,677	@	X5 Retail Group NV GDR	288,215
			4,689,694
		New Zealand: 0.1%
560,523		Auckland International Airport Ltd.	836,866
			836,866
		Norway: 1.6%
25,926		Aker Kvaerner ASA	607,370
148,657		DnB NOR ASA	1,898,473
185,475		Statoil ASA	6,008,201
80,266		Telenor ASA	1,207,858
			9,721,902
		Poland: 5.2%
7,413	@	Bank BPH	274,835
65,145		Bank Handlowy w Warszawie	2,473,033
109,092		Bank Pekao SA	9,951,904
9,375		Bank Zachodni WBK SA	731,734
4,132	@	BRE Bank SA	769,817
324,100		Polish Oil & Gas	607,968
445,809		Powszechna Kasa Oszczednosci Bank Polski SA	11,241,810
514,522		Telekomunikacja Polska SA	5,690,297
			31,741,398
		Portugal: 0.6%
117,929		Energias de Portugal SA	644,765
411,747		Jeronimo Martins	3,344,890
			3,989,655
		Romania: 0.6%
198,352		Romanian Bank for Development SA	1,641,115
10,411,795		SNP Petrom SA	2,116,080
			3,757,195
		Russia: 3.4%
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	234,449
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115,474
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	117,323
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	204,169
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	117,519
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	762,630
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	136,492
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	44,531
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	152,706
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	59,971
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	37,012
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	82,724
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	98,482
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	44,778
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	139,836
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	16,889
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	31,242
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	38,843
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	6,799
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	466,171
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	96,707
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	525,000
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	94,500
6,264	@, L	Lukoil-Spon ADR	520,246
165,873		Novatek OAO	1,277,222
63,146	@, #	Novorossiysk Sea Trading Port - Spon GDR	805,112
88,592	@	OAO Gazprom ADR	4,239,991
164,232	@	OAO Rosneft Oil Co. GDR	1,737,271
329	@	Open Investments	99,799
73,302	@, #	Pharmstandard OJSC GDR	2,006,224
924		Polyus Gold Co. ZAO	40,202
1,404,102		Sberbank RF	4,128,436
45,519	@, #, L	Sistema-Hals GDR	254,906
45,324		Uralkaliy	503,308

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2008 (Unaudited) (continued)
Shares			Value
		Russia (continued)
174,998	@, #, L	VTB Bank OJSC GDR	$1,213,792
6,550	@	Wimm-Bill-Dann Foods - Class S	431,297
			20,882,053
		South Korea: 0.2%
2,706		Samsung Electronics Co., Ltd.	1,497,113
			1,497,113
		Spain: 1.9%
2,200		Acciona SA	462,316
116,362		Banco Bilbao Vizcaya Argentaria SA	2,138,396
32,457		Banco Santander Central Hispano SA	631,835
27,879	@	EDP Renovaveis SA	279,621
23,958		Gamesa Corp. Tecnologica SA	1,139,101
119,910	@	Iberdrola Renovables	791,128
136,870		Iberdrola SA	1,859,251
5,345		Inditex SA	257,135
163,762		Telefonica SA	4,249,215
			11,807,998
		Sweden: 1.1%
28,188		Getinge AB	653,225
12,241		Hennes & Mauritz AB	653,234
8,988		Modern Times Group AB	504,820
279,684		Nordea Bank AB	3,963,930
35,816		Swedbank AB	743,090
65,911		TeliaSonera AB	501,792
			7,020,091
		Switzerland: 5.7%
64,454	@	ABB Ltd.	1,689,763
6,066		BKW FMB Energie AG	751,139
54,625		Compagnie Financiere Richemont AG	3,263,911
4,121		Flughafen Zuerich AG	1,434,052
24,314		Holcim Ltd.	1,726,558
144,580		Nestle SA	6,341,997
7,125		Nobel Biocare Holding AG	219,035
85,009		Novartis AG	5,046,616
27,036		Roche Holding AG	4,995,221
450		SGS SA	632,749
10,053		Swatch Group AG - BR	2,332,497
3,154		Synthes, Inc.	436,115
91,195	@	UBS AG - Reg	1,750,408
61,052		Xstrata PLC	4,379,016
			34,999,077
		Taiwan: 0.4%
589		Cathay Financial Holding Co., Ltd. GDR	11,571
81,775	L	Chunghwa Telecom Ltd. ADR	2,059,912
281,412	#	Tatung Co, Ltd. (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	100,606
			2,172,089
		Ukraine: 0.5%
5,090,724	@	JSCB Ukrsotsbank	768,926
3,938,839	@	Raiffeisen Bank Aval	582,282
13,168	@	Ukrnafta Oil Co. ADR	519,103
42	@	Ukrnafta Oil Co. GDR	9,789
10,545,713	@	UkrTelecom	1,429,066
			3,309,166
		United Kingdom: 8.3%
13,523		Amec PLC	225,826
76,817		Anglo American PLC	4,391,389
44,091		BAE Systems PLC	391,247
88,452		Barclays PLC	600,626
51,146		BHP Billiton PLC	1,692,695
766,211		BP PLC	7,863,998
92,650		BT Group PLC	313,076
84,227		Burberry Group PLC	747,540
52,112		Cadbury PLC	618,733
80,309		Compass Group PLC	579,004
251,001	S	Diageo PLC	4,372,577
205,845		GlaxoSmithKline PLC	4,798,290
36,934		HSBC Holdings PLC	610,812
16,738		Intertek Group PLC	334,245
25,534		Peter Hambro Mining PLC	544,295
52,149		Reckitt Benckiser PLC	2,843,179
43,213		Rio Tinto PLC	4,522,079
187,499	@	Rolls-Royce Group PLC	1,321,841
328,562		Royal Bank of Scotland Group PLC	1,363,226
242,963		Smith & Nephew PLC	2,594,505
423,320		Tesco PLC	3,006,903
2,537,848		Vodafone Group PLC	6,798,475
29,184		WPP Group PLC	277,030
			50,811,591
		United States: 0.0%
9,771	@	Dr Pepper Snapple Group, Inc.	201,967
7,145		KKR Private Equity Investors LP	94,316
			296,283
		Total Common Stock
		(Cost $420,507,141)	479,791,521

			PORTFOLIO OF INVESTMENTS
ING Foreign Fund			as of July 31, 2008 (Unaudited) (continued)
Shares				Value
EXCHANGE-TRADED FUNDS: 9.7%
			Australia: 0.4%
102,364			iShares MSCI Australia Index Fund	$2,539,651
				2,539,651
			Eurozone: 4.9%
578,113			iShares DJ Euro STOXX 50	30,245,223
				30,245,223
			France: 2.3%
256,025			Lyxor ETF DJ Euro Stoxx 50	13,929,639
				13,929,639
			Japan: 1.4%
22,280			Nomura ETF - Nikkei 225 Exchange Traded Fund	2,777,643
503,215	@		Nomura TOPIX Exchange Traded Fund	6,142,968
				8,920,611
			United States: 0.7%
323,444	L		iShares MSCI Taiwan Index Fund	4,246,820
				4,246,820
			Total Exchange-Traded Funds
			(Cost $64,456,475)	59,881,944
MUTUAL FUNDS: 0.1%
			Romania: 0.0%
127,000			SIF 3 Transilvania Brasov	54,564
				54,564
			Russia: 0.1%
104,109	@		RenShares Utilities Ltd.	273,807
				273,807
			Total Mutual Funds
			(Cost $208,931)	328,371
PREFERRED STOCK: 1.0%
			Brazil: 0.7%
180,164			Petroleo Brasileiro SA	4,104,100
				4,104,100
			Russia: 0.3%
1,897	I		Silvinit BRD	1,612,450
378,180			URSA Bank	378,180
				1,990,630
			Total Preferred Stock
			(Cost $4,761,251)	6,094,730
RIGHTS: 0.1%
			France: 0.1%
86,474			Suez Environnement SA	621,824
			Total Rights
			(Cost $-)	621,824
			Total Long-Term Investments
			(Cost $489,933,798)	546,718,390

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.0%
			U.S. Government Agency Obligations: 0.9%
$5,374,000	Z		Federal Home Loan Bank, 1.620%, due 08/01/08	$5,373,758
			Total U.S. Government Agency Obligations
			(Cost $5,373,758)	5,373,758
			Securities Lending Collateral(cc): 5.1%
31,693,176			Bank of New York Mellon Corp. Institutional Cash Reserves	31,693,176
			Total Securities Lending Collateral
			(Cost $31,693,176)	31,693,176
			Total Short-Term Investments
			(Cost $37,066,934)	37,066,934
			Total Investments in Securities
		(Cost $527,000,732)*	94.8%	$583,785,324
		Other Assets and Liabilities - Net	5.2	31,805,853
		Net Assets	100.0%	$615,591,177

	@		Non-income producing security
	ADR		American Depositary Receipt
	GDR		Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc		Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I		Illiquid security
	L		Loaned security, a portion or all of the security is on loan at July 31, 2008.
	Z		Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*		Cost for federal income tax purposes is $531,492,264.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$88,543,911
			Gross Unrealized Depreciation	(36,250,851)
			Net Unrealized Appreciation	$52,293,060

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.3
Agriculture	0.2
Apparel	0.2
Auto Manufacturers	1.1
Auto Parts & Equipment	0.2
Banks	21.0
Beverages	2.1
Building Materials	1.5
Chemicals	2.1
Closed-End Funds	0.0
Commercial Services	0.3
Computers	0.4
Distribution/Wholesale	0.1
Diversified Financial Services	1.5
Electric	2.9
Electrical Components & Equipment	0.3
Electronics	0.4
Energy - Alternate Sources	0.3
Engineering & Construction	3.8
Entertainment	0.0
Food	2.6
Food Service	0.1
Gas	0.8
Hand/Machine Tools	0.0
Healthcare - Products	1.3
Healthcare - Services	1.0
Hedge Fund	0.1
Holding Companies - Diversified	1.2
Home Builders	0.0
Home Furnishings	0.4
Household Products/Wares	0.6
Insurance	0.3
Investment Companies	0.1
Iron/Steel	0.1
Leisure Time	0.0
Lodging	0.2
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.3
Media	0.6
Mining	5.4
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.3
Oil & Gas	8.5
Oil & Gas Services	0.1
Pharmaceuticals	4.4
Real Estate	0.5
Retail	1.6
Semiconductors	0.2
Telecommunications	6.9
Toys/Games/Hobbies	0.7
Transportation	0.9
Water	0.1
Other Long-Term Investments	9.7
Short-Term Investments	6.0
Other Assets and Liabilities - Net	5.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2008 (Unaudited) (continued)

At July 31, 2008 the following forward currency contracts were outstanding for the ING Foreign Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Czech Republic Koruny
CZK 9,063,851	BUY	9/22/08	605,387	589,273	$(16,114)
Euro
EUR 14,237,909	BUY	9/2/08	22,277,914	22,169,492	(108,422)
Euro
EUR 8,744,958	BUY	9/22/08	13,743,139	13,601,029	(142,110)
Hungary Forint
HUF 997,569,526	BUY	8/19/08	6,440,491	6,630,134	189,643
Hungary Forint
HUF 364,421,407	BUY	8/19/08	2,337,983	2,422,050	84,067
Japanese Yen
JPY 390,512,085	BUY	8/1/08	3,757,634	3,619,707	(137,927)
Japanese Yen
JPY 2,658,780,768	BUY	8/8/08	25,423,901	24,656,073	(767,828)
Japanese Yen
JPY 390,512,085	BUY	11/4/08	3,634,530	3,640,304	5,774
Korea (South) Won
KRW 9,348,793,617	BUY	8/4/08	9,350,664	9,235,963	(114,701)
Poland Zlotych
PLN 5,063,599	BUY	8/19/08	2,424,050	2,448,501	24,451
					$(983,167)

Canada Dollars
CAD 1,669,745	SELL	9/22/08	1,704,642	1,663,632	$(41,010)
Czech Republic Koruny
CZK 3,504,887	SELL	9/22/08	54,430,896	3,538,744	(50,892,152)
Euro
EUR 27,753,743	SELL	9/2/08	17,967,774	27,977,172	10,009,398
Euro
EUR 12,460,446	SELL	9/2/08	8,084,584	12,588,304	4,503,720
Euro
EUR 12,460,446	SELL	9/16/08	8,116,698	12,628,219	4,511,521
Euro
EUR 13,474,232	SELL	9/22/08	8,744,958	13,601,029	4,856,071
Hungary Forint
HUF 8,344,152	SELL	8/19/08	1,361,990,933	9,052,184	(1,352,938,749)
Mexico Pesos
MXN 3,455,246	SELL	8/21/08	36,272,822	3,601,669	(32,671,153)
Poland Zlotych
PLN 8,018,148	SELL	8/19/08	17,738,950	8,577,660	(9,161,290)
					$(1,421,823,644)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 1.6%
			Airlines: 0.1%
	$150,000	C, S	Delta Airlines, Inc., 7.570%, due 11/18/10	$141,375
				141,375
			Banks: 1.0%
	700,000	C, S	Bank of America Corp., 8.000%, due 01/30/18	646,785
	500,000	C	Bank of America Corp., 8.125%, due 12/29/49	465,730
				1,112,515
			Beverages: 0.4%
BRL	900,000	@@, #	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	471,174
				471,174
			Diversified Financial Services: 0.1%
	$90,000		American Express Co., 8.150%, due 03/19/38	93,245
				93,245
			Electric: 0.0%
	64,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	59,576
				59,576
			Total Corporate Bonds/Notes
			(Cost $1,942,838)	1,877,885
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.0%
			Federal National Mortgage Association: 13.2%
	667,000	W	5.000%, due 08/15/19	655,015
	3,044,000	W	5.000%, due 08/01/37	2,890,372
	3,044,000	W	5.000%, due 09/01/37	2,886,093
	646,000	W	5.500%, due 08/15/19	648,120
	4,065,000	W	5.500%, due 08/13/34	3,977,985
	384,824	S	5.500%, due 06/01/37	377,042
	4,065,000	W	5.500%, due 09/01/37	3,970,997
				15,405,624
			Government National Mortgage Association: 14.8%
	1,084,000	W	5.000%, due 08/01/33	1,046,907
	5,868,000	W	5.500%, due 08/15/34	5,815,740
	6,023,000		6.000%, due 08/01/32	6,087,934
	4,130,000	W	6.500%, due 08/01/38	4,253,256
				17,203,837
			Total U.S. Government Agency Obligations
			(Cost $32,520,967)	32,609,461
U.S. TREASURY OBLIGATIONS: 13.5%
			U.S. Treasury Bonds: 3.1%
	2,062,000	S	3.875%, due 05/15/18	2,044,925
	1,523,000	S	5.000%, due 05/15/37	1,618,545
				3,663,470
			U.S. Treasury Notes: 9.5%
	2,547,000	S	2.750%, due 07/31/10	2,558,146
	8,459,000	S	3.375%, due 07/31/13	8,501,303
				11,059,449
			Treasury Inflation Indexed Protected Securitiesip: 0.9%
	470,000	S	1.750%, due 01/15/28	454,228
	512,000	S	2.000%, due 04/15/12	567,051
				1,021,279
			Total U.S. Treasury Obligations
			(Cost $15,694,903)	15,744,198
ASSET-BACKED SECURITIES: 1.6%
			Other Asset-Backed Securities: 1.6%
	1,000,000	#, C, S	Grand Horn Ltd., 3.388%, due 01/12/22	927,500
	924,768	@@, #, C, S	Liberty Square CDO Ltd., 3.181%, due 04/15/13	878,530
			Total Asset-Backed Securities (Cost $1,810,382)	1,806,030
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
	700,000	C, S	Ge Capital Commercial Mortgage Corp., 5.518%, due 03/10/44	658,255
	122,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	121,656
	700,000	C, S	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	609,033
	527,000	C, S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	496,409
	250,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	243,571
	700,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.345%, due 12/15/44	665,028
	97,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	96,686
	1,000,000	C, S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	965,373
			Total Collateralized Mortgage Obligations (Cost $3,934,023)	3,856,011

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

Principal Amount					Value
MUNICIPAL BONDS: 0.7%
			Louisiana: 0.4%
$400,000		C	State of Louisiana, 5.000%, due 10/15/17		$422,408
					422,408
			Washington: 0.3%
400,000		C	State of Washington, 5.000%, due 01/01/33		404,472
					404,472
			Total Municipal Bonds (Cost $818,338)		826,880
OTHER BONDS: 24.7%
			Foreign Government Bonds: 24.7%
EUR	7,040,000	S	Bundesrepublik Deutschland, 3.500%, due 04/08/11		10,781,471
EUR	2,665,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/17		4,133,629
EUR	1,810,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/39		2,605,921
EUR	930,000	S	France Government International Bond OAT, 3.250%, due 04/25/16		1,338,039
EUR	915,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 08/01/16		1,333,666
JPY	192,405,000	S	Japan Government CPI Linked, 1.200%, due 12/10/17		1,778,868
GBP	230,000		United Kingdom Gilt Bond, 4.250%, due 03/07/36		433,559
GBP	3,000,000	S	United Kingdom Gilt Bond, 4.750%, due 06/07/10		5,942,664
UYU	6,067,000	S	Uruguay Government International Bond, 4.250%, due 04/05/27		316,969
			Total Other Bonds (Cost $27,702,767)		28,664,786
			Total Long-Term Investments (Cost $84,424,218)		85,385,251

Shares					Value
SHORT-TERM INVESTMENTS: 48.1%
			Mutual Fund: 42.1%
48,975,000		**, S	ING Institutional Prime Money Market Fund		$48,975,000
			Total Mutual Fund (Cost $48,975,000)		48,975,000

Principal Amount					Value
			Foreign Government Securities: 5.5%
$4,200,000		Z	German Treasury Bill, 4.120%, due 10/15/08		$6,496,639
			Total Foreign Government Securities (Cost $6,496,639)		6,496,639
			Repurchase Agreement: 0.5%
$581,000		S	Morgan Stanley Repurchase Agreement dated 07/31/08, 2.130%, due 08/01/08, $581,034 to be received upon repurchase (Collateralized by $595,000 Federal Home Loan Mortgage Corporation, 6.125%, Market Value plus accrued interest $610,244, due 09/08/21)		581,000
			Total Repurchase Agreement (Cost $581,000)		581,000
			Total Short-Term Investments (Cost $56,052,639)		56,052,639
			Total Investments in Securities (Cost $140,476,857)*	121.5%	$141,437,890
			Other Assets and Liabilities - Net	(21.5)	(25,067,388)
			Net Assets	100.0%	$116,370,502

		@@	Foreign Issuer
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		**	Investment in affiliate
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		BRL	Brazilian Real
		EUR	EU Euro
		GBP	British Pound
		JPY	Japanese Yen
		*	Cost for federal income tax purposes is $140,538,009.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$1,392,382
			Gross Unrealized Depreciation		(492,501)
			Net Unrealized Appreciation		$899,881

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

At July 31, 2008 the following forward currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Canada Dollars
CAD 3,672,700	BUY	9/12/08	3,612,782	3,584,784	$(27,998)
Canada Dollars
CAD 1,631,686	BUY	9/12/08	1,601,000	1,592,628	(8,372)
Switzerland Francs
CHF 1,521,060	BUY	8/14/08	1,477,000	1,452,419	(24,581)
Switzerland Francs
CHF 1,540,959	BUY	8/14/08	1,487,000	1,471,420	(15,580)
Danish Krone
DKK 2,200,000	BUY	8/14/08	463,226	459,580	(3,646)
Euro
EUR 6,500,000	BUY	9/12/08	10,171,122	10,115,217	(55,905)
Euro
EUR 894,581	BUY	9/12/08	1,401,000	1,392,135	(8,865)
Euro
EUR 1,844,462	BUY	9/12/08	2,861,000	2,870,328	9,328
British Pound Sterling
GBP 750,000	BUY	8/14/08	1,482,649	1,485,015	2,366
British Pound Sterling
GBP 727,531	BUY	8/14/08	1,434,000	1,440,526	6,526
British Pound Sterling
GBP 721,218	BUY	8/14/08	1,430,000	1,428,026	(1,974)
British Pound Sterling
GBP 684,905	BUY	8/14/08	1,365,000	1,356,127	(8,873)
British Pound Sterling
GBP 624,430	BUY	8/14/08	1,246,000	1,236,384	(9,616)
British Pound Sterling
GBP 744,849	BUY	8/14/08	1,487,000	1,474,815	(12,185)
British Pound Sterling
GBP 749,587	BUY	8/14/08	1,487,000	1,484,198	(2,802)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
British Pound Sterling
GBP 1,445,491	BUY	8/14/08	2,861,000	2,862,102	$1,102
Japanese Yen
JPY 609,000,000	BUY	9/12/08	5,662,525	5,659,338	(3,187)
Japanese Yen
JPY 166,034,206	BUY	9/12/08	1,543,000	1,542,929	(71)
Japanese Yen
JPY 305,689,909	BUY	9/12/08	2,852,000	2,840,726	(11,274)
Japanese Yen
JPY 148,445,695	BUY	9/12/08	1,377,000	1,379,482	2,482
Japanese Yen
JPY 148,083,267	BUY	9/12/08	1,373,000	1,376,114	3,114
Korea (South) Won
KRW 1,359,999,999	BUY	9/12/08	1,347,602	1,341,376	(6,226)
Mexico Pesos
MXN 3,630,000	BUY	9/12/08	359,887	359,166	(721)
Norway Krone
NOK 5,776,316	BUY	8/14/08	1,135,000	1,125,854	(9,146)
Norway Krone
NOK 6,231,437	BUY	8/14/08	1,223,000	1,214,561	(8,439)
Norway Krone
NOK 4,030,921	BUY	8/14/08	794,000	785,662	(8,338)
Norway Krone
NOK 5,940,417	BUY	8/14/08	1,161,000	1,157,839	(3,161)
New Zealand Dollars
NZD 2,136,240	BUY	9/12/08	1,572,711	1,556,741	(15,970)
Poland Zlotych
PLN 1,000,000	BUY	8/14/08	478,807	483,789	4,982
Sweden Kronor
SEK 4,625,000	BUY	8/14/08	768,848	763,316	(5,532)
Sweden Kronor
SEK 3,428,427	BUY	8/14/08	571,000	565,832	(5,168)
Sweden Kronor
SEK 3,457,182	BUY	8/14/08	572,000	570,577	(1,423)
Taiwan New Dollars
TWD 14,000,000	BUY	9/12/08	459,921	456,813	(3,108)
					$(232,261)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Australia Dollars
AUD 1,056,194	SELL	9/12/08	1,112,000	1,040,898	$(71,102)
Australia Dollars
AUD 2,058,000	SELL	9/12/08	2,163,380	2,025,053	(138,327)
Australia Dollars
AUD 1,429,000	SELL	9/12/08	1,502,986	1,406,885	(96,101)
Australia Dollars
AUD 2,861,000	SELL	9/12/08	3,043,750	2,849,132	(194,618)
Brazil Real
BRL 443,300	SELL	8/28/08	721,471	457,055	(264,416)
Brazil Real
BRL 260,400	SELL	8/28/08	423,801	268,480	(155,321)
Switzerland Francs
CHF 417,691	SELL	8/14/08	430,000	410,595	(19,405)
Switzerland Francs
CHF 1,974,000	SELL	8/14/08	2,013,833	1,922,955	(90,878)
Euro
EUR 2,861,000	SELL	9/12/08	1,840,769	2,864,581	1,023,812
British Pound Sterling
GBP 2,502,448	SELL	8/14/08	1,250,000	2,475,025	1,225,025
British Pound Sterling
GBP 1,480,000	SELL	8/14/08	741,739	1,468,659	726,920
British Pound Sterling
GBP 1,470,000	SELL	8/14/08	736,612	1,458,508	721,896
British Pound Sterling
GBP 1,487,000	SELL	8/14/08	750,285	1,485,580	735,295
British Pound Sterling
GBP 1,483,000	SELL	8/14/08	745,257	1,475,624	730,367
British Pound Sterling
GBP 1,259,000	SELL	8/14/08	636,339	1,259,964	623,625
Norway Krone
NOK 173,415	SELL	8/14/08	890,000	173,469	(716,531)
Norway Krone
NOK 1,131,000	SELL	8/14/08	5,823,236	1,134,999	(4,688,237)
New Zealand Dollars
NZD 1,492,000	SELL	9/12/08	2,032,523	1,481,160	(551,363)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Sweden Kronor
SEK 570,000	SELL	8/14/08	3,430,439	566,164	$(2,864,275)
Sweden Kronor
SEK 1,148,000	SELL	8/14/08	6,977,762	1,151,618	(5,826,144)
Sweden Kronor
SEK 1,145,000	SELL	8/14/08	6,943,374	1,145,943	(5,797,431)
					$(15,687,209)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on July 31, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	46	11,145,225	03/16/09	$29,785
90-Day Sterling	100	23,439,049	03/17/10	24,529
Australia 3-Year Bond	61	5,717,398	09/15/08	30,932
Australia 10-Year Bond	38	3,524,037	09/15/08	121,744
Canada 10-Year Bond	22	2,550,750	09/19/08	12,080
Euro-Bund	56	9,827,887	09/08/08	80,436
Euro-Schatz	94	15,089,941	09/08/08	46,458
Japan 10-Year Bond (TSE)	6	7,586,411	09/10/08	51,247
Long Gilt	25	5,320,119	09/26/08	44,615
				$441,826
Short Contracts
90-Day Sterling	100	(23,430,377)	03/18/09	$(7,681)
U.S. Treasury 2-Year Note	11	(2,332,000)	09/30/08	(11,027)
U.S. Treasury 5-Year Note	56	(6,234,813)	09/30/08	(77,933)
U.S. Treasury 10-Year Note	13	(1,492,766)	09/19/08	(4,908)
U.S. Treasury Long Bond	83	(9,586,500)	09/19/08	(46,775)
				$(148,324)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on July 31, 2008:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
UBS AG	Australia and New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	50,000	$1,861
Citibank N.A., New York	Bank of America Corp. 6.250%, 04/15/12	Buy	(1.260)	09/20/13	USD	1,000,000	(6,843)
Citibank N.A., New York	Bank of Scotland PLC 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	100,000	12,846
UBS AG	Bank of Scotland PLC 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	50,000	7,266
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	100,000	3,441
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	1,000,000	(7,510)
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.580	09/20/13	USD	1,000,000	2,929
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)	07/20/12	USD	300,000	2,751
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	50,000	2,034
Citibank N.A., New York	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.080)	12/20/12	USD	2,000,000	27,608
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.490	09/20/18	USD	2,000,000	213
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	50,000	4,787
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	100,000	5,267
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	50,000	3,101
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	100,000	4,406
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	50,000	3,101
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.590)	09/20/18	USD	2,000,000	1,187
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	50,000	3,420
							$71,865

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2008 (Unaudited) (continued)

ING Global Bond Fund Interest Rate Swap Agreements Outstanding on July 31, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 3.186% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	5,477,000	$32,595
Receive a fixed rate equal to 5.260% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Citibank N.A., New York	10/29/10	GBP	9,000,000	(74,849)
Receive a fixed rate equal to 7.640% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	11/02/10	NZD	19,300,000	136,400
Receive a fixed rate equal to 7.380% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	01/12/11	NZD	11,700,000	19,195
Receive a fixed rate equal to 7.060% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	01/28/11	NZD	9,290,000	(26,686)
Receive a fixed rate equal to 7.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	02/04/11	NZD	4,700,000	—
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.410% Counterparty: UBS AG, London	11/02/15	NZD	6,530,000	(100,877)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.1825% Counterparty: UBS AG, London	01/12/16	NZD	4,000,000	(14,011)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.055% Counterparty: UBS AG, London	01/28/16	NZD	3,158,000	3,642
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.000% Counterparty: UBS AG, London	02/04/16	NZD	1,580,000	—
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.270% Counterparty: Citibank N.A., New York	01/23/18	USD	1,280,000	35,137
				$10,546

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.9%
		Australia: 6.3%
136,196		Australia & New Zealand Banking Group Ltd.	$2,061,893
150,172		Crown Ltd.	1,112,154
494,769		Foster’s Group Ltd.	2,297,585
700,570		Insurance Australia Group	2,562,953
532,896		Macquarie Airports Management Ltd.	1,407,913
150,872		Suncorp-Metway Ltd.	1,885,678
149,076		TABCORP Holdings Ltd.	1,211,446
71,613		Wesfarmers Ltd.	2,296,122
			14,835,744
		Belgium: 1.5%
56,884		Belgacom SA	2,237,309
31,099		Elia System Operator SA	1,260,092
			3,497,401
		Bermuda: 0.5%
314,572		Hiscox Ltd.	1,240,020
			1,240,020
		Brazil: 0.5%
52,644	L	Tele Norte Leste Participacoes SA ADR	1,242,925
			1,242,925
		Canada: 3.3%
54,869	@, #	Bell Aliant Regional Communications Income Fund	1,423,234
35,716	L	Enerplus Resources Fund	1,470,071
94,039		Precision Drilling Trust	2,104,960
71,463		TransCanada Corp.	2,770,722
			7,768,987
		Denmark: 1.0%
81,538		Danske Bank A/S	2,304,141
			2,304,141
		France: 8.2%
31,160		BNP Paribas	3,071,811
29,178		Bouygues SA	1,886,286
74,304		France Telecom SA	2,349,416
33,189		Sanofi-Aventis	2,329,649
44,769		Total SA	3,427,904
38,602		Vinci SA	2,182,546
94,685		Vivendi	3,958,815
			19,206,427
		Germany: 0.8%
11,060		Muenchener Rueckversicherungs AG	1,836,238
			1,836,238
		Hong Kong: 0.5%
156,201		CLP Holdings Ltd.	1,278,234
			1,278,234
		Hungary: 1.1%
96,731		Magyar Telekom Telecommunications PLC ADR	2,633,985
			2,633,985
		Ireland: 1.8%
229,172		Allied Irish Banks PLC	2,814,270
174,796		Irish Life & Permanent PLC	1,392,978
			4,207,248
		Israel: 0.7%
405,444		Bank Hapoalim BM	1,680,030
			1,680,030
		Italy: 9.0%
327,633		Enel S.p.A.	3,027,989
100,318		ENI S.p.A.	3,385,184
426,699		Intesa Sanpaolo S.p.A.	2,396,239
99,564		Italcementi S.p.A. RNC	1,044,476
410,994		Mediaset S.p.A.	2,915,167
46,608		Pirelli & C Real Estate S.p.A.	938,821
346,434		Snam Rete Gas S.p.A.	2,289,846
1,597,092		Telecom Italia S.p.A. RNC	2,156,335
486,282		UniCredito Italiano S.p.A.	2,897,162
			21,051,219
		Netherlands: 1.8%
18,050		Akzo Nobel NV	1,032,189
36,854		Randstad Holdings NV	1,041,757
59,562		Royal Dutch Shell PLC	2,112,196
			4,186,142
		New Zealand: 0.6%
481,207		Telecom Corp. of New Zealand Ltd.	1,336,121
			1,336,121
		Poland: 1.1%
228,376		Telekomunikacja Polska SA	2,525,698
			2,525,698
		Singapore: 0.8%
129,000		DBS Group Holdings Ltd.	1,794,306
			1,794,306

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		South Korea: 1.2%
56,943		KT Corp. ADR	$1,165,623
25,771		S-Oil Corp.	1,745,048
			2,910,671
		Spain: 2.3%
158,975		Banco Santander Central Hispano SA	3,094,742
86,912		Telefonica SA	2,255,150
			5,349,892
		Sweden: 2.5%
177,897		Svenska Cellulosa AB - B Shares	2,013,705
131,188		Swedbank AB	2,721,816
114,897		Telefonaktiebolaget LM Ericsson	1,205,725
			5,941,246
		Taiwan: 0.9%
231,563	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,199,849
			2,199,849
		Thailand: 0.5%
226,100		Siam Cement PCL	1,151,798
			1,151,798
		United Kingdom: 16.2%
50,461		AstraZeneca PLC	2,452,576
227,113		Aviva PLC	2,253,776
192,902		Barclays PLC	1,309,885
463,398		BBA Aviation PLC	1,125,070
330,584		BP PLC	3,392,945
71,681		British American Tobacco PLC	2,586,800
467,415	@	Cattles PLC	1,088,246
72,484		Diageo PLC	1,262,712
993,729		DSG International PLC	878,344
149,601		GlaxoSmithKline PLC	3,487,230
151,072		HSBC Holdings PLC	2,498,419
1,264,219		Legal & General Group PLC	2,433,207
416,449		Lloyds TSB Group PLC	2,428,381
270,739		Marks & Spencer Group PLC	1,378,119
649,250		Royal Bank of Scotland Group PLC	2,693,781
326,280		Tate & Lyle PLC	2,514,558
137,614	@	United Utilities Group PLC	1,887,711
178,089	@	United Utilities Group PLC - B	600,102
662,996		Vodafone Group PLC	1,776,057
			38,047,919
		United States: 30.8%
79,525	L	AGL Resources, Inc.	2,748,384
68,072		Altria Group, Inc.	1,385,265
62,013	L	Ameren Corp.	2,548,114
50,437	L	Arthur J. Gallagher & Co.	1,282,613
73,769		AT&T, Inc.	2,272,823
108,728	L	Bank of America Corp.	3,577,151
147,725		Bristol-Myers Squibb Co.	3,119,952
39,996		Carnival Corp.	1,477,452
172,152		Citigroup, Inc.	3,217,521
67,876		Consolidated Edison, Inc.	2,694,677
69,695		Dow Chemical Co.	2,321,540
76,770		Duke Energy Corp.	1,349,617
124,091	L	Fifth Third Bancorp.	1,733,551
95,534	L	Foot Locker, Inc.	1,438,742
204,801		Frontier Communications Corp.	2,367,500
90,685		General Electric Co.	2,565,479
20,948		Kinder Morgan Energy Partners LP	1,199,064
97,877		Kraft Foods, Inc.	3,114,446
123,858	L	Leggett & Platt, Inc.	2,415,231
152,877	L	Masco Corp.	2,520,942
61,214		MeadWestvaco Corp.	1,641,147
76,295		Merck & Co., Inc.	2,510,106
69,506		Newell Rubbermaid, Inc.	1,148,934
161,038		NiSource, Inc.	2,750,529
191,182		Pfizer, Inc.	3,569,363
45,147	L	Philip Morris International, Inc.	2,331,843
52,207	L	Reynolds American, Inc.	2,914,717
92,238		Sara Lee Corp.	1,259,971
78,059		Southern Co.	2,762,508
46,047		Spectra Energy Corp.	1,251,097
84,151		US Bancorp.	2,575,862
43,543	L	UST, Inc.	2,290,797
			72,356,938
		Total Common Stock
		(Cost $265,433,971)	220,583,179
REAL ESTATE INVESTMENT TRUSTS: 2.7%
		Australia: 0.6%
84,912		Westfield Group	1,281,496
			1,281,496
		Germany: 0.5%
73,041		Alstria Office AG	1,198,886
			1,198,886

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		Netherlands: 0.5%
15,957		Corio NV		$1,228,447
				1,228,447
		United States: 1.1%
54,938	L	Duke Realty Corp.		1,358,617
28,294	L	Rayonier, Inc.		1,321,896
				2,680,513
		Total Real Estate Investment Trusts
		(Cost $7,183,995)		6,389,342
		Total Long-Term Investments
		(Cost $272,617,966)		226,972,521

Principal Amount				Value
SHORT-TERM INVESTMENTS: 12.3%
		Securities Lending Collateral(cc): 12.3%
$28,889,983		Bank of New York Mellon Corp. Institutional Cash Reserves		$28,889,983
		Total Short-Term Investments
		(Cost $28,889,983)		28,889,983
		Total Investments in Securities
		(Cost $301,507,949)*	108.9%	$255,862,504
		Other Assets and Liabilities - Net	(8.9)	(20,990,040)
		Net Assets	100.0%	$234,872,464

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
	*	Cost for federal income tax purposes is $304,892,957.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,589,192
		Gross Unrealized Depreciation		(50,619,645)
		Net Unrealized Depreciation		$(49,030,453)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.5%
Agriculture	4.9
Banks	18.5
Beverages	1.5
Building Materials	2.0
Chemicals	1.4
Commercial Services	0.5
Diversified	1.1
Diversified Financial Services	2.4
Electric	6.4
Engineering & Construction	2.3
Entertainment	0.5
Food	2.9
Forest Products & Paper	1.6
Gas	3.3
Housewares	0.5
Insurance	5.0
Leisure Time	0.6
Lodging	0.5
Media	2.9
Miscellaneous Manufacturing	3.1
Office Property	0.5
Oil & Gas	7.5
Paper & Related Products	0.6
Pharmaceuticals	7.4
Pipelines	2.2
Real Estate	0.4
Retail	1.6
Semiconductors	0.9
Shopping Centers	0.5
Telecommunications	11.5
Water	1.1
Short-Term Investments	12.3
Other Assets and Liabilities - Net	(8.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 100.0%
		Australia: 1.5%
374,661		Boart Longyear Group	$715,664
333,200	@	Centamin Egypt Ltd.	357,947
111,669	@	Sino Gold Ltd.	531,351
162,833	@	White Energy Co., Ltd.	571,899
			2,176,861
		Barbados: 1.6%
60,900	@	Nabors Industries Ltd.	2,220,414
			2,220,414
		Bermuda: 0.5%
16,400		Nordic American Tanker Shipping	654,688
			654,688
		Canada: 20.1%
46,300	@	Anatolia Minerals Development Ltd.	94,504
15,373		Barrick Gold Corp.	651,047
18,816		Cameco Corp.	676,059
52,709		Canadian Natural Resources Ltd.	4,113,937
425,056	@	Catalyst Paper Corp.	456,625
178,600	@	Consolidated Thompson Iron Mines Ltd.	1,262,819
74,065	@	Eldorado Gold Corp. (Canadian Denominated Security)	604,701
72,700		Encana Corp.	5,248,213
221,200	@	European Goldfields Ltd.	663,200
48,765	@	FNX Mining Co., Inc.	858,668
24,326	@, #	Franco-Nevada Corp.	505,936
281,200	@	Frontera Copper Corp.	686,557
79,600	@	MAG Silver Corp.	751,728
21,500	@	Major Drilling Group International	830,016
20,200		Norbord, Inc.	91,338
137,200	@	Premier Gold Mines Ltd.	368,475
55,961	@	QuADRa Mining Ltd.	1,024,727
345,714	@	Shore Gold, Inc.	540,205
84,859	@, I	Silver Bear Resources, Inc.	165,748
24,400	@	Sino-Forest Corp.	388,417
54,323		Suncor Energy, Inc.	2,960,604
110,131		Talisman Energy, Inc.	1,963,636
43,518		TransCanada Corp	1,685,887
49,800	@	Viterra, Inc.	588,486
113,202		Yamana Gold, Inc.	1,400,309
			28,581,842
		France: 1.4%
26,500		Total SA ADR	2,027,250
			2,027,250
		Italy: 1.2%
25,800		ENI S.p.A. ADR	1,738,920
			1,738,920
		Netherlands: 2.6%
52,400		Royal Dutch Shell PLC ADR - Class A	3,709,396
			3,709,396
		South Africa: 0.5%
122,784	@	First Uranium Corp.	659,517
			659,517
		United Kingdom: 0.7%
19,900		Randgold Resources Ltd. ADR	1,018,482
			1,018,482
		United States: 69.9%
31,200		Alcoa, Inc.	1,053,000
49,700		Anadarko Petroleum Corp.	2,878,127
47,950		Apache Corp.	5,378,552
15,100		Arch Coal, Inc.	850,281
42,900		Baker Hughes, Inc.	3,556,839
112,300		BJ Services Co.	3,301,620
99,900		Chevron Corp.	8,447,544

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		United States (continued)
21,500		Cimarex Energy Co.		$1,120,365
7,300		Cleveland-Cliffs, Inc.		791,393
83,200		ConocoPhillips		6,790,784
10,344		Consol Energy, Inc.		769,490
48,400		Devon Energy Corp.		4,592,676
40,182		Diana Shipping, Inc.		1,222,738
136,800		ExxonMobil Corp.		11,002,824
24,500		Freeport-McMoRan Copper & Gold, Inc.		2,370,375
142,700	@	Global Industries Ltd.		1,703,838
123,200		Halliburton Co.		5,521,824
25,650		Hess Corp.		2,600,910
96,800	@	Key Energy Services, Inc.		1,554,608
80,500		Marathon Oil Corp.		3,982,335
15,245		Newmont Mining Corp.		731,150
75,100		Occidental Petroleum Corp.		5,920,133
71,900		Patterson-UTI Energy, Inc.		2,043,398
19,100		Peabody Energy Corp.		1,292,115
18,100	@	Plains Exploration & Production Co.		1,013,057
75,400		Schlumberger Ltd.		7,660,640
4,500		Smith International, Inc.		334,710
22,800		Sunoco, Inc.		925,908
57,700		Tidewater, Inc.		3,458,538
27,904	@	Transocean, Inc.		3,795,781
8,568		United States Steel Corp.		1,373,964
21,725		XTO Energy, Inc.		1,026,072
				99,065,589
		Total Investments in Securities
		(Cost $139,085,374)*	100.0%	$141,852,959
		Other Assets and Liabilities - Net	(0.0)	(60,207)
		Net Assets	100.0%	$141,792,752

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	*	Cost for federal income tax purposes is $139,600,337.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,242,514
		Gross Unrealized Depreciation		(8,989,892)
		Net Unrealized Appreciation		$2,252,622

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Building Materials	0.0%
Coal	2.4
Engineering & Construction	0.5
Forest Products & Paper	0.6
Iron/Steel	2.4
Mining	11.7
Oil & Gas	60.3
Oil & Gas Services	16.7
Pipelines	1.2
Transportation	4.2
Other Assets and Liabilities - Net	0.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 28.3%
		Austria: 0.4%
207,490	@	CA Immobilien Anlagen AG	$3,802,604
251,140	@	Meinl European Land Ltd.	2,496,449
			6,299,053
		Brazil: 0.6%
815,700	@	BR Malls Participacoes SA	7,551,331
517,500		Brascan Residential Properties SA (Brazil) (Issuer: Merrill Lynch)	2,494,493
			10,045,824
		Canada: 0.3%
266,900	L	Brookfield Properties Co. (U.S. Denominated Security)	5,039,072
			5,039,072
		Finland: 0.5%
2,478,634		Citycon OYJ	9,454,746
			9,454,746
		Germany: 0.4%
220,337		Deutsche Euroshop AG	7,890,173
			7,890,173
		Hong Kong: 11.1%
4,283,000		Cheung Kong Holdings Ltd.	59,920,972
158,416		China Overseas Land & Investment Ltd.	31,474
2,598,000		Hang Lung Group Ltd.	11,522,354
5,294,900		Hang Lung Properties Ltd.	16,631,392
4,052,300		Hongkong Land Holdings Ltd.	16,624,763
1,849,000		Hysan Development Co., Ltd.	5,256,830
2,427,600		Kerry Properties Ltd.	12,820,783
5,617,600		Shui On Land Ltd.	5,054,159
6,732,500		Sino Land Co.	13,371,551
3,026,800		Sun Hung Kai Properties Ltd.	44,889,942
2,670,375		Wharf Holdings Ltd.	11,802,633
			197,926,853
		India: 0.2%
1,023,600		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	3,940,992
			3,940,992
		Japan: 11.7%
4,709,300		Mitsubishi Estate Co., Ltd.	113,420,037
3,250,300		Mitsui Fudosan Co., Ltd.	73,535,101
4,338		NTT Urban Development Corp.	5,982,397
785,100		Sumitomo Realty & Development Co., Ltd.	16,167,329
			209,104,864
		Singapore: 0.9%
4,030,400		CapitaLand Ltd.	16,632,951
			16,632,951
		Sweden: 0.7%
1,348,044		Hufvudstaden AB	12,243,921
			12,243,921
		Switzerland: 1.0%
267,700	@	PSP Swiss Property AG	17,102,993
			17,102,993
		United Kingdom: 0.5%
80,531	@	Hirco PLC	423,007
3,292,212	I	Safestore Holdings Ltd.	9,101,821
			9,524,828
		Total Common Stock
		(Cost $505,311,595)	505,206,270
REAL ESTATE INVESTMENT TRUSTS: 67.7%
		Australia: 8.4%
7,263,300		CFS Retail Property Trust	13,865,659
4,124,400		Commonwealth Property Office Fund	5,221,862
7,171,200		DB Rreef Trust	9,362,055
3,103,300		GPT Group	4,396,887
2,188,165		Macquarie CountryWide Trust	1,818,514
1,319,031		Macquarie Goodman Group	3,117,522
2,237,600		Mirvac Group	5,306,508
3,267,800		Stockland	14,106,688
6,085,154		Westfield Group	91,837,414
			149,033,109
		Belgium: 0.5%
45,944		Cofinimmo	8,671,851
			8,671,851
		Canada: 1.4%
295,000	@, #	Calloway Real Estate Investment Trust	5,560,330
117,400		Canadian Real Estate Investment Trust	3,324,967
874,900		RioCan Real Estate Investment Trust	17,003,281
			25,888,578
		France: 6.1%
113,790		Klepierre	4,605,806
441,219		Mercialys	20,071,881
38,013		Societe Immobiliere de Location pour l’Industrie et le Commerce	5,040,693

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
349,396		Unibail	$78,164,480
			107,882,860
		Hong Kong: 1.2%
9,771,800		Link Real Estate Investment Trust	21,806,345
			21,806,345
		Japan: 3.8%
462		Japan Logistics Fund, Inc.	2,680,055
2,503		Japan Real Estate Investment Corp.	25,659,614
994		Japan Retail Fund Investment Corp.	5,052,182
1,126		Kenedix Realty Investment Corp.	5,565,269
331		Nippon Accommodations Fund, Inc.	1,611,430
2,238		Nippon Building Fund, Inc.	26,421,412
			66,989,962
		Netherlands: 2.1%
371,070		Corio NV	28,566,766
112,023		Eurocommercial Properties NV	5,261,771
31,525		Wereldhave NV	3,384,079
			37,212,616
		Singapore: 1.8%
4,924,400	@	Ascendas Real Estate Investment Trust	8,191,686
9,759,700	@	CapitaMall Trust	21,223,657
3,605,600	@	Macquarie MEAG Prime Real Estate Investment Trust	2,817,460
			32,232,803
		United Kingdom: 5.6%
1,054,600		British Land Co. PLC	14,587,944
387,128		Brixton PLC	1,726,970
169,330		Derwent Valley Holdings PLC	3,669,568
696,596		Great Portland Estates PLC	4,673,213
1,239,728		Hammerson PLC	23,439,836
1,290,317		Land Securities Group PLC	32,831,969
599,159		Liberty International PLC	11,062,518
925,900		Segro PLC	7,467,408
			99,459,426
		United States: 36.8%
144,200	L	Acadia Realty Trust	3,271,898
166,300	L	AMB Property Corp.	8,142,048
216,210	L	AvalonBay Communities, Inc.	21,558,299
198,200	L	BioMed Realty Trust, Inc.	5,113,560
486,100	L	Boston Properties, Inc.	46,757,959
337,500	L	BRE Properties, Inc.	16,497,000
95,300	L	Corporate Office Properties Trust SBI MD	3,705,264
331,110	L	Digital Realty Trust, Inc.	14,207,930
392,100	L	Douglas Emmett, Inc.	9,226,113
628,500	L	Equity Residential	27,132,345
155,400	L	Essex Property Trust, Inc.	18,857,790
322,300	L	Extra Space Storage, Inc.	4,566,991
481,600	L	Federal Realty Investment Trust	34,968,976
122,800	L	FelCor Lodging Trust, Inc.	981,172
643,900	L	General Growth Properties, Inc.	17,649,299
501,500	L	HCP, Inc.	18,089,105
308,300	L	Health Care Real Estate Investment Trust, Inc.	15,374,921
250,000		Highwoods Properties, Inc.	9,125,000
174,800	L	Home Properties, Inc.	9,617,496
1,801,110	L	Host Hotels & Resorts, Inc.	23,612,552
164,000	L	Kilroy Realty Corp.	7,512,840
464,700	L	Kimco Realty Corp.	16,399,263
97,400		LaSalle Hotel Properties	2,211,954
356,575	L	Liberty Property Trust	12,979,330
171,700	L	Macerich Co.	9,500,161
528,500	L	Nationwide Health Properties, Inc.	19,612,635
400,800		Omega Healthcare Investors, Inc.	6,921,816
398,400	L	Prologis	19,473,792
314,854		Public Storage, Inc.	25,783,394
365,200	L	Regency Centers Corp.	21,729,400
833,250	L	Simon Property Group, Inc.	77,183,948
96,300	L	SL Green Realty Corp.	8,025,642
390,000	L	Strategic Hotel Capital, Inc.	3,077,100
371,600	L	Tanger Factory Outlet Centers, Inc.	13,875,544
321,400	L	Taubman Centers, Inc.	15,427,200
663,800	L	UDR, Inc.	16,953,452
739,700	L	Ventas, Inc.	33,182,942
400,200	L	Vornado Realty Trust	38,047,014
			656,353,145
		Total Real Estate Investment Trusts
		(Cost $1,273,778,355)	1,205,530,695
MUTUAL FUNDS: 0.4%
		Australia: 0.1%
1,677,800	**, L	ING Industrial Fund	2,164,413
			2,164,413
		Luxembourg: 0.2%
338,440		Prologis European Properties	4,429,193
			4,429,193

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom: 0.1%
1,266,400	**	ING UK Real Estate Income Trust Ltd.		$1,090,163
				1,090,163
		Total Mutual Funds
		(Cost $11,020,806)		7,683,769
		Total Long-Term Investments
		(Cost $1,790,110,756)		1,718,420,734

Principal Amount				Value
SHORT-TERM INVESTMENTS: 19.2%
		U.S. Government Agency Obligations: 3.4%
$61,109,000	Z	Federal Home Loan Bank, 1.620%, due 08/01/08		$61,106,250
		Total U.S. Government Agency Obligations
		(Cost $61,106,250)		61,106,250
		Securities Lending Collateral(cc): 15.8%
280,801,279		Bank of New York Mellon Corp. Institutional Cash Reserves		280,801,279
		Total Securities Lending Collateral
		(Cost $280,801,279)		280,801,279
		Total Short-Term Investments
		(Cost $341,907,529)		341,907,529
		Total Investments in Securities
		(Cost $2,132,018,285)*	115.6%	$2,060,328,263
		Other Assets and Liabilities - Net	(15.6)	(278,534,453)
		Net Assets	100.0%	$1,781,793,810

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
	**	Investment in affiliate
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $2,198,174,335.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$60,772,931
		Gross Unrealized Depreciation		(198,619,003)
		Net Unrealized Depreciation		$(137,846,072)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	6.3%
Closed-End Funds	0.3
Diversified	19.9
Engineering & Construction	0.2
Health Care	5.2
Holding Companies - Diversified	0.7
Home Builders	0.1
Hotels	1.7
Office Property	9.3
Open-End Funds	0.1
Real Estate	26.8
Regional Malls	6.7
Shopping Centers	15.2
Storage	1.7
Storage/Warehousing	0.5
Warehouse/Industrial	1.7
Short-Term Investments	19.2
Other Assets and Liabilities - Net	(15.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Australia: 1.7%
53,600	L	Alumina Ltd. ADR	$921,920
96,200		Minara Resources Ltd.	173,639
400,500	@	Mineral Deposits Ltd.	330,350
222,400	@	Moto Goldmines Ltd.	655,938
			2,081,847
		Brazil: 3.0%
191,800	L	Centrais Eletricas Brasileiras SA ADR - Class B	3,232,578
11,700		Cia de Saneamento Basico do Estado de Sao Paulo ADR	586,170
			3,818,748
		Canada: 7.2%
43,264	L	AbitibiBowater, Inc.	364,716
119,600	L	Barrick Gold Corp.	5,065,060
182,700	@, L	Crystallex International Corp.	142,506
302,000	@	Eastern Platinum Ltd.	557,430
457,800	@	Gabriel Resources Ltd.	1,216,091
50,100	@, L	Ivanhoe Mines Ltd.	563,625
71,100	@	Patheon, Inc.	290,247
12,700		Petro-Canada	587,121
24,000	@	Rona, Inc.	268,138
			9,054,934
		Cayman Islands: 0.8%
152,500	@, L	Apex Silver Mines Ltd.	953,125
			953,125
		China: 0.5%
5,000		PetroChina Co., Ltd. ADR	667,300
			667,300
		Finland: 1.5%
118,000		UPM-Kymmene OYJ	1,865,863
			1,865,863
		France: 7.2%
15,300		Electricite de France	1,329,438
109,900		Sanofi-Aventis ADR	3,842,104
5,050		Technip SA	428,031
11,300		Technip SA ADR	964,058
43,775		Thales SA	2,475,990
			9,039,621
		Italy: 1.3%
32,000		ERG S.p.A.	590,577
737,600		Telecom Italia S.p.A. RNC	995,880
			1,586,457
		Japan: 18.0%
29,300		Advantest Corp.	602,523
500		Fields Corp.	844,373
5,800		Hakuhodo DY Holdings, Inc.	315,425
42,400		JS Group Corp.	614,971
35,000		Kao Corp.	908,071
5,900		Kao Corp. ADR	1,531,156
55,000		Kissei Pharmaceutical Co., Ltd.	1,171,548
183,000		Nippon Oil Corp.	1,158,642
245,000	L	Nippon Telegraph & Telephone Corp. ADR	6,203,400
83,000		Obayashi Corp.	356,571
97,800		Paramount Bed Co., Ltd.	1,457,107
262,000		Sekisui House Ltd.	2,460,519
25,400		Seven & I Holdings Co., Ltd.	776,785
282,000		Sumitomo Osaka Cement Co., Ltd.	474,666
120,000		Sumitomo Trust & Banking Co., Ltd.	826,291
54,000		Toppan Printing Co., Ltd.	560,130
21,000		Toppan Printing Co., Ltd. ADR	1,088,033
33,100		Toyo Seikan Kaisha Ltd.	598,024
452		TV Asahi Corp.	652,161
			22,600,396
		Netherlands: 3.4%
60,000		Royal Dutch Shell PLC ADR - Class B	4,209,600
			4,209,600
		Norway: 2.1%
3,676,800	@, L	Marine Harvest	2,605,096
			2,605,096
		Papua New Guinea: 1.7%
820,004	@	Lihir Gold Ltd.	2,130,990
			2,130,990
		South Africa: 6.2%
161,665	L	Anglogold Ashanti Ltd. ADR	5,330,095
208,700		Gold Fields Ltd.	2,481,565
			7,811,660
		South Korea: 4.7%
326,150		Korea Electric Power Corp. ADR	5,202,093
35,200		KT Corp. ADR	720,544
			5,922,637

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Switzerland: 1.9%
124,400	@, L	UBS AG - New	$2,402,164
			2,402,164
		Thailand: 0.5%
2,817,000		Krung Thai Bank Public Co., Ltd.	613,151
			613,151
		Turkey: 0.6%
35,600	L	Turkcell Iletisim Hizmet AS ADR	687,080
			687,080
		United Kingdom: 6.9%
52,100		AstraZeneca PLC ADR	2,529,455
221,500		Benfield Group Ltd.	1,061,282
17,800		BP PLC ADR	1,093,632
33,139	@	Lighthouse Caledonia ASA	37,443
183,500		Mondi PLC	907,476
143,900		Stolt-Nielsen SA	2,981,487
			8,610,775
		United States: 21.8%
164,100	@	Allied Waste Industries, Inc.	1,985,610
19,700	@	Amgen, Inc.	1,233,811
12,500		Chevron Corp.	1,057,000
76,525	@, L	eBay, Inc.	1,926,134
34,300		Idacorp, Inc.	1,022,483
71,525		Microsoft Corp.	1,839,623
118,400	L	Newmont Mining Corp.	5,678,464
20,650	L	Peabody Energy Corp.	1,396,973
18,900		Scholastic Corp.	487,431
142,600	@, L	Smithfield Foods, Inc.	3,063,048
394,600		Sprint Nextel Corp.	3,212,044
30,600	@	Tech Data Corp.	1,067,022
226,600		Tyson Foods, Inc.	3,376,340
			27,345,983
		Total Common Stock (Cost $116,242,557)	114,007,427

Principal Amount				Value
SHORT-TERM INVESTMENTS: 30.5%
		U.S. Government Agency Obligations: 7.6%
$9,538,000	L, Z	Federal Home Loan Bank, 1.620%, due 08/01/08		$9,537,571
		Total U.S. Government Agency Obligations (Cost $9,537,571)		9,537,571
		Securities Lending Collateral(cc): 22.9%
28,619,965		Bank of New York Mellon Corp. Institutional Cash Reserves		28,619,965
		Total Securities Lending Collateral (Cost $28,619,965)		28,619,965
		Total Short-Term Investments (Cost $38,157,536)		38,157,536
		Total Investments in Securities (Cost $154,400,093)*	121.5%	$152,164,963
		Other Assets and Liabilities - Net	(21.5)	(26,883,270)
		Net Assets	100.0%	$125,281,693

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $155,132,096.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,346,754
		Gross Unrealized Depreciation		(11,313,887)
		Net Unrealized Depreciation		$(2,967,133)

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	2.0
Banks	1.1
Biotechnology	1.0
Building Materials	0.9
Coal	1.1
Commercial Services	1.3
Cosmetics/Personal Care	1.9
Distribution/Wholesale	0.8
Diversified Financial Services	1.9
Electric	8.6
Electronics	0.5
Engineering & Construction	0.3
Environmental Control	1.6
Food	7.2
Forest Products & Paper	2.5
Healthcare - Products	1.2
Home Builders	2.0
Insurance	0.8
Internet	1.5
Leisure Time	0.7
Media	0.9
Mining	20.9
Oil & Gas	7.5
Oil & Gas Services	1.1
Packaging & Containers	0.5
Pharmaceuticals	6.3
Retail	0.8
Software	1.5
Telecommunications	9.4
Transportation	2.4
Water	0.5
Short-Term Investments	30.5
Other Assets and Liabilities - Net	(21.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		China: 24.5%
1,373,000		China Construction Bank	$1,197,366
338,000		China COSCO Holdings Co., Ltd.	805,859
263,000		China High Speed Transmission Equipment Group Co., Ltd.	494,429
495,000		China Life Insurance Co., Ltd.	1,864,181
576,000		China Petroleum & Chemical Corp.	601,518
161,500		China Shenhua Energy Co., Ltd.	595,954
1,428,000		China Telecom Corp., Ltd.	779,020
147,020		China Vanke Co., Ltd.	170,945
900,000		Fujian Zijin Mining Industry Co., Ltd.	715,238
304,000		Guangzhou R&F Properties Co., Ltd.	619,485
2,800,000		Industrial and Commercial Bank of China Ltd.	2,093,866
1,102,000		PetroChina Co., Ltd.	1,467,257
63,500		Ping An Insurance Group Co. of China Ltd.	437,456
451,000		Travelsky Technology Ltd.	271,706
			12,114,280
		Hong Kong: 45.7%
758,000		Agile Property Holdings Ltd.	705,816
264,000		BOC Hong Kong Holdings Ltd.	664,632
103,000		Cheung Kong Holdings Ltd.	1,441,013
195,500		China Mobile Ltd.	2,611,914
159,500		China Netcom Group Corp. Hong Kong Ltd.	483,855
248,000		China Resources Enterprise	630,780
688,000		China Unicom Ltd.	1,426,866
494,000		Chow Sang Sang Holdings International Ltd.	475,463
2,921,000		Chuang’s China Investments	150,677
303,000		CLP Holdings Ltd.	2,479,525
1,162,000		CNOOC Ltd.	1,714,358
607,920		Dah Chong Hong Holdings Ltd.	161,958
51,100		Esprit Holdings Ltd.	543,728
36,000		Hang Seng Bank Ltd.	704,546
53,900		Hong Kong Exchanges and Clearing Ltd.	793,662
303,000		HongKong Electric Holdings	1,756,492
194,000		Hutchison Whampoa Ltd.	1,814,811
485,000		Hysan Development Co., Ltd.	1,378,887
470,000		MTR Corp.	1,525,375
76,000		Sun Hung Kai Properties Ltd.	1,127,143
			22,591,501
		Taiwan: 25.1%
516,461		Asustek Computer, Inc.	1,344,254
1,007,998		AU Optronics Corp.	1,128,737
246,750		Cathay Financial Holding Co., Ltd.	475,302
548,990		China Steel Corp.	781,991
907,000		Chunghwa Telecom Co., Ltd.	2,295,699
980,863		Far Eastern Textile Co., Ltd.	1,248,757
121,000		Hon Hai Precision - GDR Reg S	1,169,401
102,071		Huang Hsiang Construction Co.	156,968
81,365		MediaTek, Inc.	843,760
558,000		Radium Life Tech Co., Ltd.	477,473
51,987		Taiwan Basket (Issuer: Deutsche BankAG London)	477,030
321,180		Taiwan Cement Corp.	407,408
301,512		Taiwan Semiconductor Manufacturing Co., Ltd.	544,710
39,921		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	379,250
1,022,000	@	Tatung Co., Ltd.	362,214
120,400	#	Wintek Corp. GDR	314,449
			12,407,403
		Total Common Stock (Cost $48,415,047)	47,113,184

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.6%
		Hong Kong: 1.6%
360,000		Link Real Estate Investment Trust		$803,361
		Total Real Estate Investment Trusts (Cost $823,764)		803,361
		Total Investments in Securities
		(Cost $49,238,811)*	96.9%	$47,916,545
		Other Assets and Liabilities - Net	3.1	1,533,055
		Net Assets	100.0%	$49,449,600

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $49,702,769.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,470,083
		Gross Unrealized Depreciation		(5,256,307)
		Net Unrealized Depreciation		$(1,786,224)

Industry	Percentage of Net Assets
Apparel	3.6%
Banks	9.4
Building Materials	0.8
Coal	1.2
Computers	2.7
Diversified Financial Services	1.6
Electric	8.6
Electrical Components & Equipment	1.7
Electronics	5.3
Equity Fund	1.0
Holding Companies - Diversified	5.6
Insurance	5.6
Iron/Steel	1.6
Mining	1.4
Oil & Gas	7.7
Real Estate	12.3
Retail	1.0
Semiconductors	3.6
Shopping Centers	1.6
Software	0.5
Telecommunications	15.4
Transportation	4.7
Other Assets and Liabilities - Net	3.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.1%
		Australia: 5.8%
48,597		AGL Energy Ltd.	$607,764
21,438		Alumina Ltd.	92,660
17,056		Amcor Ltd.	85,102
7,106		Australia & New Zealand Banking Group Ltd.	107,579
15,036		Babcock & Brown Ltd.	91,106
48,963		BHP Billiton Ltd.	1,827,097
11,857		BlueScope Steel Ltd.	128,818
102,860		Boral Ltd.	537,037
20,547		Brambles Ltd.	157,944
11,964		Caltex Australia Ltd.	133,145
20,070		Computershare Ltd.	163,629
11,671		CSL Ltd.	377,365
241,998		Harvey Norman Holdings Ltd.	734,223
547		Incitec Pivot Ltd.	83,602
374,286		Macquarie Airports Management Ltd.	988,865
22,813		Macquarie Group Ltd.	1,088,356
47,778		Macquarie Infrastructure Group	114,820
55,879		National Australia Bank Ltd.	1,282,755
47,014		Origin Energy Ltd.	698,319
41,701		Oxiana Ltd.	77,541
36,442		Qantas Airways Ltd.	113,207
2,738		Rio Tinto Ltd.	320,502
21,192		Telstra Corp., Ltd.	89,460
42,295		Toll Holdings Ltd.	259,618
42,295		Virgin Blue Holdings Ltd.	31,247
1,513		Woodside Petroleum Ltd.	75,959
11,274		Woolworths Ltd.	265,872
			10,533,592
		Austria: 1.1%
88,545		Immofinanz Immobilien Anlagen AG	801,658
8,320	@	Meinl European Land Ltd.	82,705
13,694		OMV AG	942,971
3,848		Telekom Austria AG	79,201
1,265		Voestalpine AG	83,057
			1,989,592
		Belgium: 1.1%
1,647		Delhaize Group	90,410
3,125		Dexia	42,343
5,625		Fortis	79,007
4,142	@	Fortis - Strip VVPR	65
15,946		InBev NV	1,068,749
6,800		KBC Groep NV	690,033
			1,970,607
		Bermuda: 0.1%
2,900		SeaDrill Ltd. ADR	86,599
			86,599
		Denmark: 0.8%
1,400		Danisco A/S	95,425
3,100		Danske Bank A/S	87,601
1,375		Novo-Nordisk A/S	87,183
9,268	@	Vestas Wind Systems A/S	1,208,703
			1,478,912
		Finland: 2.5%
42,018		Elisa OYJ	888,493
6,207		Kesko OYJ	171,596
88,630		Nokia OYJ	2,418,919
3,622		Sampo OYJ	90,985
54,545		UPM-Kymmene OYJ	862,487
3,631		YIT OYJ	61,844
			4,494,324
		France: 10.3%
657		Air Liquide	85,956

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
48,547		AXA SA	$1,426,863
13,425		BNP Paribas	1,323,462
14,752		Bouygues SA	953,681
14,814		Carrefour SA	756,614
856		Christian Dior SA	92,120
1,501		Cie de Saint-Gobain	93,294
16,807	@	Compagnie Generale de Geophysique SA	656,940
1,174		Compagnie Generale des Etablissements Michelin	77,401
4,089		Credit Agricole SA	87,066
1,640		Eiffage SA	98,780
16,946		France Telecom SA	535,815
2,142		Gaz de France	134,053
8,277		Lafarge SA	1,126,037
863		LVMH Moet Hennessy Louis Vuitton SA	94,911
7,650		Natixis	61,855
19,544		Peugeot SA	954,256
852		PPR	92,429
1,371		Renault SA	113,809
27,103		Sanofi-Aventis	1,902,452
10,692		Schneider Electric SA	1,183,910
1,030		Technip SA	87,301
41,741		Total SA	3,196,054
21,466		Veolia Environnement	1,139,167
15,095		Vinci SA	853,467
36,282		Vivendi	1,516,964
			18,644,657
		Germany: 6.5%
1,423		Adidas AG	87,004
1,525		Allianz AG	259,417
22,259		BASF AG	1,417,941
1,008		Bayer AG	86,655
10,160		Bayerische Motoren Werke AG	456,624
901		Continental AG	101,072
14,415		Deutsche Bank AG	1,329,743
3,500		Deutsche Boerse AG	396,127
24,215		Deutsche Lufthansa AG	557,424
34,584		Deutsche Post AG	814,246
5,022		Deutsche Telekom AG	86,934
8,591		E.ON AG	1,641,329
10,539		Fresenius Medical Care AG & Co. KGaA	582,519
1,101		HeidelbergCement AG	131,192
684		K+S AG	84,441
605		Linde AG	84,051
888		MAN AG	89,047
7,770		Merck KGaA	938,431
507		Muenchener Rueckversicherungs AG	84,175
1,251		Rheinmetall AG	76,365
13,177		RWE AG	1,574,912
3,069		SAP AG	177,466
4,743		Siemens AG	576,543
			11,633,658
		Greece: 0.7%
37,957		Hellenic Telecommunications Organization SA	789,129
11,638		National Bank of Greece SA	548,217
			1,337,346
		Hong Kong: 1.1%
7,000		Cheung Kong Holdings Ltd.	97,933
25,249		Hang Seng Bank Ltd.	494,141
6,292		Hong Kong Exchanges and Clearing Ltd.	92,648
438,646	@	Hutchison Telecommunications International Ltd.	573,538
19,000		Hutchison Whampoa Ltd.	177,739
293,556		New World Development Ltd.	547,267
			1,983,266
		Ireland: 0.4%
56,337		Allied Irish Banks PLC	691,828
			691,828
		Italy: 4.9%
154,079		Enel S.p.A.	1,424,000
16,129		ENI S.p.A.	544,266

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2008 (Unaudited) (continued)

Shares		Value
	Italy (continued)
64,011	Fiat S.p.A	$1,095,270
3,229	Finmeccanica S.p.A.	95,207
262,417	Intesa Sanpaolo S.p.A.	1,473,671
6,431	Italcementi S.p.A.	89,750
9,267	Italcementi S.p.A. RNC	97,215
26,832	Lottomatica S.p.A.	836,568
16,950	Mediaset S.p.A.	120,226
5,198	Mediobanca S.p.A.	75,584
348,035	Parmalat S.p.A	861,857
131,444	Pirelli & C S.p.A.	81,566
41,689	Telecom Italia S.p.A.	74,824
315,501	UniCredito Italiano S.p.A.	1,879,686
35,469	Unipol S.p.A.	92,210
		8,841,900
	Japan: 19.8%
29,700	Aisin Seiki Co., Ltd.	775,549
13,000	Amada Co., Ltd.	88,795
17,000	Asahi Kasei Corp.	87,029
2,200	Astellas Pharma, Inc.	95,392
106,000	Bank of Yokohama Ltd.	683,531
15,200	Bridgestone Corp.	248,034
5,000	Canon Sales Co., Inc.	73,607
61	Central Japan Railway Co.	620,436
12,000	Chiba Bank Ltd.	80,073
3,700	Chubu Electric Power Co., Inc.	88,867
46,000	Credit Saison Co., Ltd.	965,358
22,000	Daihatsu Motor Co., Ltd.	260,624
39,800	Daiichi Sankyo Co., Ltd.	1,188,286
16	Dena Co., Ltd.	77,184
4,300	Denso Corp.	111,711
4,900	Fuji Photo Film Co., Ltd.	154,023
71,000	Fujitsu Ltd.	513,500
40,100	Hitachi High-Technologies Corp.	781,348
3,700	Hoya Corp.	76,299
7	Inpex Holdings, Inc.	70,804
5,800	Ito En Ltd.	85,921
14,000	Itochu Corp.	139,125
2,500	Itochu Techno-Solutions Corp.	69,948
8,000	Iyo Bank Ltd.	93,311
6,900	JSR Corp.	123,233
18,000	Kansai Paint Co., Ltd.	125,139
32,000	Kao Corp.	830,236
186	KDDI Corp.	1,065,512
2,900	Keyence Corp.	633,468
45,400	Komatsu Ltd.	1,127,474
3,300	Konami Corp.	104,357
56,500	Konica Minolta Holdings, Inc.	927,770
48,000	Matsushita Electric Industrial Co., Ltd.	1,012,031
16,000	Minebea Co., Ltd.	85,018
9,000	Mitsubishi Electric Corp.	88,700
133,200	Mitsubishi UFJ Financial Group, Inc.	1,176,192
48,000	Mitsui & Co., Ltd.	984,779
6,000	Mitsui OSK Lines Ltd.	77,701
312	Mizuho Financial Group, Inc.	1,493,921
8,700	Namco Bandai Holdings, Inc.	105,048
11,000	NGK Insulators Ltd.	160,039
11,000	NHK Spring Co., Ltd.	77,461
54,000	Nippon Electric Glass Co., Ltd.	794,694
19,000	Nippon Express Co., Ltd.	86,578
62,000	Nippon Oil Corp.	392,546
40,000	Nippon Sheet Glass Co., Ltd.	162,882
17,000	Nippon Steel Corp.	96,770
111,000	Nippon Yusen KK	948,492
75,000	Nishi-Nippon City Bank Ltd.	217,332
15,500	Nitto Denko Corp.	443,756
28,000	NOK Corp.	405,586
94,000	Okuma Corp.	826,241
198,000	Osaka Gas Co., Ltd.	714,718
11,600	Otsuka Corp.	764,467

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
623		Resona Holdings, Inc.	$896,017
31,100		Seven & I Holdings Co., Ltd.	951,102
19,900		Shin-Etsu Chemical Co., Ltd.	1,217,530
25,000		Shinsei Bank Ltd.	86,587
42,000		Shionogi & Co., Ltd.	822,557
4,800		Softbank Corp.	87,865
380		Softbank Investment Corp.	89,729
34,800		Sony Corp.	1,315,967
3,700		Stanley Electric Co., Ltd.	75,949
81,700		Sumitomo Electric Industries Ltd.	992,372
13,000		Sumitomo Heavy Industries	81,342
69,000		Sumitomo Metal Mining Co., Ltd.	882,119
169		Sumitomo Mitsui Financial Group, Inc.	1,311,221
7,000		Suruga Bank Ltd.	87,258
4,400		Tokai Rika Co., Ltd.	75,245
252,000		Tokyo Gas Co., Ltd.	1,015,020
18,000		Tokyu Land Corp.	90,201
34,700		Toyota Boshoku Corp.	766,945
20,500		Toyota Motor Corp.	883,704
60		West Japan Railway Co.	284,402
218		Yahoo! Japan Corp.	82,658
5,900		Yamaha Corp.	121,488
9,000		Yaskawa Electric Corp.	75,758
			35,773,932
		Luxembourg: 0.2%
3,569		Arcelor Mittal	318,994
			318,994
		Mauritius: 0.4%
1,499,000		Golden Agri-Resources Ltd.	774,590
			774,590
		Netherlands: 4.8%
87,629		Aegon NV	1,024,458
1,767		Akzo Nobel NV	101,046
41,589		ASML Holding NV	951,360
21,269		Heineken NV	988,256
42,068		Koninklijke Philips Electronics NV	1,402,165
1		Randstad Holdings NV	28
41,811		Reed Elsevier NV	692,565
525		Royal Dutch Shell PLC	18,618
29,403		Royal Dutch Shell PLC - Class A	1,043,973
55,679		Royal Dutch Shell PLC - Class B	1,955,262
4,960		Royal KPN NV	86,345
17,311		Unilever NV	477,412
			8,741,488
		New Zealand: 0.2%
80,935		Fletcher Building Ltd.	377,369
			377,369
		Norway: 0.2%
7,200		DnB NOR ASA	91,950
8,400		Orkla ASA	106,400
4,700	@	Petroleum Geo-Services ASA	108,470
			306,820
		Portugal: 0.2%
15,967		Energias de Portugal SA	87,298
7,663		Portugal Telecom SGPS SA	84,043
12,363		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	119,920
			291,261
		Singapore: 1.6%
226,000		CapitaLand Ltd.	932,673
12,000		City Developments Ltd.	99,676
7,000		Jardine Cycle & Carriage Ltd.	88,396
220,000		Keppel Land Ltd.	779,229
17,000		Singapore Exchange Ltd.	83,558
328,000		United Overseas Land Ltd.	808,163
7,000		Wilmar International Ltd.	22,376
			2,814,071
		Spain: 4.3%
67,184		Banco Bilbao Vizcaya Argentaria SA	1,234,647
139,296		Banco Santander Central Hispano SA	2,711,654

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Spain (continued)
6,796		Gestevision Telecinco SA	$91,588
5,957		Iberdrola SA	80,920
1,998		Inditex SA	96,119
8,550		Promotora de Informaciones SA (PRISA)	74,147
2,271		Repsol YPF SA	76,085
94,020		Telefonica SA	2,439,584
37,920		Union Fenosa SA	1,016,920
			7,821,664
		Sweden: 0.8%
5,600		Atlas Copco AB	86,698
26,860		Boliden AB	157,917
3,300		Electrolux AB	39,775
13,545		Investor AB	294,703
7,800		Sandvik AB	101,921
54,800		Svenska Cellulosa AB - B Shares	620,308
4,309		Tele2 AB - B Shares	75,261
7,000		Volvo AB	84,201
			1,460,784
		Switzerland: 7.9%
61,918	@	ABB Ltd.	1,623,277
2,079		Compagnie Financiere Richemont AG	124,223
32,488		Credit Suisse Group	1,622,453
14,532		Holcim Ltd.	1,031,930
3,310	@	Logitech International SA	87,654
37,395		Nestle SA	1,640,330
48,988		Novartis AG	2,908,206
323	@	OC Oerlikon Corp. AG	78,919
813		Pargesa Holding SA	84,141
5,167		Roche Holding AG	954,664
17,005		Swiss Reinsurance	1,057,478
1,987		Synthes, Inc.	274,749
18,623		Xstrata PLC	1,335,753
5,249		Zurich Financial Services AG	1,379,629
			14,203,406
		United Kingdom: 18.4%
12,178		3i Group PLC	216,478
14,650		Anglo American PLC	837,495
38,634		AstraZeneca PLC	1,877,744
8,084		Aviva PLC	80,222
94,463		BAE Systems PLC	838,229
127,452		Barclays PLC	865,452
35,664		BG Group PLC	806,016
56,462		BHP Billiton PLC	1,868,630
348,934		BP PLC	3,581,279
2,512		British American Tobacco PLC	90,652
123,858		BT Group PLC	418,532
301,477		Cable & Wireless PLC	979,935
1,476	@	Cairn Energy PLC	79,633
12,380		Capita Group PLC	167,982
2,803		Carnival PLC	98,027
197,901		Centrica PLC	1,228,782
89,408		Compass Group PLC	644,605
87,073		Daily Mail & General Trust	545,493
83,201		Diageo PLC	1,449,408
46,095		GlaxoSmithKline PLC	1,074,484
22,308		Group 4 Securicor PLC	84,911
217,827		HBOS PLC	1,243,050
116,282		HSBC Holdings PLC	1,923,064
20,335		Imperial Tobacco Group PLC	759,457
63,504		International Power PLC	516,802
39,339		Investec PLC	261,618
133,706		J Sainsbury PLC	831,994
360,527		Legal & General Group PLC	693,896
19,909		Marks & Spencer Group PLC	101,341
13,428		Mondi PLC	66,407
6,569		National Grid PLC	86,511
478,672		Old Mutual PLC	913,511
51,269		Persimmon PLC	291,177
14,349		Punch Taverns PLC	72,229

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
			United Kingdom (continued)
1,716			Reckitt Benckiser PLC	$93,557
7,553			Reed Elsevier PLC	85,741
8,190			Rio Tinto PLC	857,053
452,447			Royal Bank of Scotland Group PLC	1,877,233
29,900			Sage Group PLC	115,372
14,064			Shire Ltd.	233,077
16,246			Standard Chartered PLC	494,630
25,325			Standard Life PLC	113,457
12,794			Tate & Lyle PLC	98,600
54,093			Tesco PLC	384,230
24,342			Thomas Cook Group PLC	96,476
483,978			Vodafone Group PLC	1,296,497
207,174			WM Morrison Supermarkets PLC	1,056,835
112,788			Wolseley PLC	757,917
9,372			WPP Group PLC	88,964
				33,244,685
			Total Common Stock (Cost $185,925,632)	169,815,345
REAL ESTATE INVESTMENT TRUSTS: 0.6%
			Australia: 0.5%
990,996			Macquarie Office Trust	840,483
22,797			Stockland	98,412
				938,895
			Singapore: 0.1%
85,000	@		CapitaCommercial Trust	118,390
				118,390
			Total Real Estate Investment Trusts (Cost $1,463,442)	1,057,285
EXCHANGE-TRADED FUNDS: 1.3%
			Developed Markets: 1.3%
37,000			iShares MSCI EAFE Index Fund	2,456,430
			Total Exchange-Traded Funds (Cost $2,481,116)	2,456,430
PREFERRED STOCK: 0.4%
			Germany: 0.3%
2,262			Bayerische Motoren Werke AG	82,722
2,199			Henkel KGaA - Vorzug	87,659
610			Porsche AG	91,331
42,641			ProSieben SAT.1 Media AG	360,010
				621,722
			Italy: 0.1%
4,328	@		Instituto Finanziario Industriale S.p.A.	90,379
				90,379
			Total Preferred Stock (Cost $1,216,836)	712,101
RIGHTS: 0.0%
			France: 0.0%
2,264			Suez Environnement SA	16,280
			Total Rights (Cost $-)	16,280
		Total Investments in Securities (Cost $191,087,026)*	96.4%	$174,057,441
		Other Assets and Liabilities - Net	3.6	6,414,382
		Net Assets	100.0%	$180,471,823

	@		Non-income producing security
	ADR		American Depositary Receipt
	STRIP		Separate Trading of Registered Interest and Principal of Securities
	*		Cost for federal income tax purposes is $198,474,546.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$4,641,400
			Gross Unrealized Depreciation	(29,058,505)
			Net Unrealized Depreciation	$(24,417,105)

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Agriculture	0.9
Airlines	0.4
Apparel	0.1
Auto Manufacturers	2.2
Auto Parts & Equipment	2.1
Banks	14.8
Beverages	2.0
Biotechnology	0.2
Building Materials	2.0
Chemicals	2.2
Commercial Services	0.3
Computers	0.9
Cosmetics/Personal Care	0.5
Distribution/Wholesale	1.6
Diversified	0.1
Diversified Financial Services	2.6
Electric	3.9
Electrical Components & Equipment	0.7
Electronics	1.8
Energy - Alternate Sources	0.7
Engineering & Construction	2.5
Entertainment	0.5
Food	3.8
Food Service	0.4
Forest Products & Paper	0.9
Gas	1.7
Hand/Machine Tools	0.1
Healthcare - Products	0.2
Healthcare - Services	0.3
Holding Companies - Diversified	0.2
Home Builders	0.2
Home Furnishings	1.4
Household Products/Wares	0.0
Insurance	4.0
Internet	0.1
Investment Companies	0.2
Iron/Steel	0.3
Leisure Time	0.1
Lodging	0.1
Machinery - Construction & Mining	0.7
Machinery - Diversified	0.7
Media	2.0
Mining	4.6
Miscellaneous Manufacturing	0.9
Office Property	0.5
Oil & Gas	7.6
Oil & Gas Services	0.5
Packaging & Containers	0.0
Pharmaceuticals	6.7
Real Estate	2.3
Retail	1.2
Semiconductors	0.5
Software	0.2
Telecommunications	6.7
Toys/Games/Hobbies	0.1
Transportation	1.7
Venture Capital	0.1
Water	0.6
Other Long-Term Investments	1.3
Other Assets and Liabilities - Net	3.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 100.0%
		Australia: 5.2%
57,907		BHP Billiton Ltd.	$2,160,851
17,560		Rio Tinto Ltd.	2,055,520
21,334		Woodside Petroleum Ltd.	1,071,059
			5,287,430
		Austria: 1.6%
24,875		Erste Bank der Oesterreichischen Sparkassen AG	1,586,106
			1,586,106
		Brazil: 5.1%
60,568		Banco Itau Holding Financeira SA ADR	1,290,098
69,522		Cia Vale do Rio Doce ADR	2,087,746
33,049		Petroleo Brasileiro SA ADR	1,847,770
			5,225,614
		Canada: 6.8%
60,683		Cameco Corp.	2,180,340
48,556		Manulife Financial Corp.	1,788,317
31,342		Rogers Communications, Inc.	1,058,762
34,163		Suncor Energy, Inc.	1,861,884
			6,889,303
		China: 4.9%
545,000		China Communications Construction Co., Ltd.	1,015,532
292,000		China Merchants Bank Co., Ltd.	1,052,248
58,426	@	Focus Media Holding Ltd. ADR	1,735,836
1,198,000	@	Foxconn International Holdings Ltd.	1,135,789
			4,939,405
		Denmark: 2.5%
19,217	@	Vestas Wind Systems A/S	2,506,221
			2,506,221
		France: 5.9%
16,760		Electricite de France	1,456,299
14,359		Groupe Danone	1,065,006
21,207		Iliad SA	2,337,443
10,730		LVMH Moet Hennessy Louis Vuitton SA	1,180,066
			6,038,814
		Germany: 8.0%
26,212		Adidas AG	1,602,625
11,708		Deutsche Boerse AG	1,325,102
7,115		E.ON AG	1,359,336
11,321	@	Q-Cells AG	1,094,568
27,462		SAP AG ADR	1,587,578
5,631		Wacker Chemie AG	1,164,266
			8,133,475
		Greece: 1.5%
31,965		National Bank of Greece SA	1,505,735
			1,505,735
		Hong Kong: 4.9%
1,704,000		Agile Property Holdings Ltd.	1,586,688
212,300		Esprit Holdings Ltd.	2,258,970
320,000		Li & Fung Ltd.	1,080,973
			4,926,631
		India: 2.5%
14,293		HDFC Bank Ltd. ADR	1,117,427
35,005		Infosys Technologies Ltd. ADR	1,378,847
			2,496,274
		Israel: 1.3%
30,475		Teva Pharmaceutical Industries Ltd. ADR	1,366,499
			1,366,499
		Italy: 1.5%
38,359		Saipem S.p.A.	1,483,042
			1,483,042
		Japan: 8.8%
40,400		Denso Corp.	1,049,563

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
12,600		Fanuc Ltd.	$1,000,590
73,000		NGK Insulators Ltd.	1,062,077
3,500		Nintendo Co., Ltd.	1,698,151
2,100		Nitto Denko Corp.	60,122
9,860		ORIX Corp.	1,492,797
21,300		Shin-Etsu Chemical Co., Ltd.	1,303,185
18,000		Yamada Denki Co., Ltd.	1,219,808
			8,886,293
		Luxembourg: 1.5%
19,928	@	Millicom International Cellular SA	1,542,029
			1,542,029
		Mexico: 1.0%
26,215		Wal-Mart de Mexico SA de CV ADR	1,067,100
			1,067,100
		Netherlands: 1.2%
36,572		Koninklijke Philips Electronics NV- NY Shares	1,217,116
			1,217,116
		Norway: 1.5%
52,181	@	Renewable Energy Corp. A/S	1,511,257
			1,511,257
		Russia: 1.2%
25,306	@	OAO Gazprom ADR	1,211,139
			1,211,139
		Singapore: 2.2%
151,000		Keppel Corp., Ltd.	1,165,892
310,000		Keppel Land Ltd.	1,098,004
			2,263,896
		South Africa: 1.5%
86,974		MTN Group Ltd.	1,488,716
			1,488,716
		South Korea: 1.5%
5,465	#	Samsung Electronics GDR	1,522,781
			1,522,781
		Spain: 4.9%
80,582		Banco Bilbao Vizcaya Argentaria SA	1,480,863
95,437		Banco Santander Central Hispano SA	1,857,857
62,683		Telefonica SA	1,626,467
			4,965,187
		Switzerland: 9.4%
48,595	@	ABB Ltd.	1,273,994
30,051		Credit Suisse Group	1,500,749
25,533		Nestle SA	1,120,004
37,953		Nobel Biocare Holding AG	1,166,742
24,218		Novartis AG	1,437,718
10,408		Roche Holding AG	1,923,001
3,868		Syngenta AG	1,125,918
			9,548,126
		United Kingdom: 13.6%
663,839		ARM Holdings PLC	1,252,057
106,777	@	Autonomy Corp. PLC	2,249,661
125,690		British Sky Broadcasting PLC	1,126,555
120,978		ICAP PLC	1,193,456
258,113		Michael Page International PLC	1,315,177
174,675		Prudential PLC	1,870,574
106,275		Smith & Nephew PLC	1,134,868
143,486		Tesco PLC	1,019,202
27,921		Vedanta Resources PLC	1,104,086
65,697	@	Wellstream Holdings PLC	1,551,914
			13,817,550
		Total Common Stock
		(Cost $107,137,383)	101,425,739
EXCHANGE-TRADED FUNDS: 2.0%
		Developed Markets: 1.6%
24,036		iShares MSCI EAFE Index Fund	1,604,091
			1,604,091

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		Emerging Markets: 0.4%
8,825		iShares MSCI Emerging Markets Index Fund		$382,535
				382,535
		Total Exchange-Traded Funds
		(Cost $1,986,625)		1,986,626
		Total Investments in Securities
		(Cost $109,124,008)*	102.0%	$103,412,365
		Other Assets and Liabilities - Net	(2.0)	(2,011,008)
		Net Assets	100.0%	$101,401,357

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $111,043,713.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,197,345
		Gross Unrealized Depreciation		(11,828,693)
		Net Unrealized Depreciation		$(7,631,348)

Industry	Percentage of Net Assets
Advertising	1.7%
Apparel	3.8
Auto Parts & Equipment	1.0
Banks	9.7
Chemicals	3.6
Commercial Services	1.3
Distribution/Wholesale	1.1
Diversified Financial Services	5.4
Electric	2.8
Electronics	2.2
Energy - Alternate Sources	5.0
Engineering & Construction	2.3
Food	3.2
Healthcare - Products	2.3
Holding Companies - Diversified	2.3
Insurance	3.6
Internet	2.3
Machinery - Diversified	1.0
Media	1.1
Mining	9.5
Oil & Gas	5.9
Oil & Gas Services	3.0
Pharmaceuticals	4.7
Real Estate	2.6
Retail	2.3
Semiconductors	2.7
Software	5.1
Telecommunications	6.8
Toys/Games/Hobbies	1.7
Other Long-Term Investments	2.0
Other Assets and Liabilities - Net	(2.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK: 95.6%
	Australia: 8.2%
44,310	Australia & New Zealand Banking Group Ltd.	$670,816
61,992	Crown Ltd.	459,104
183,485	Foster’s Group Ltd.	852,059
182,081	Insurance Australia Group	666,122
227,037	Macquarie Airports Management Ltd.	599,832
51,861	Suncorp-Metway Ltd.	648,186
52,995	TABCORP Holdings Ltd.	430,657
23,999	Wesfarmers Ltd.	769,478
		5,096,254
	Belgium: 2.0%
14,958	Belgacom SA	588,314
15,425	Elia System Operator SA	625,001
		1,213,315
	Bermuda: 0.8%
125,349	Hiscox Ltd.	494,117
		494,117
	Brazil: 0.5%
14,463	Tele Norte Leste Participacoes SA ADR	341,471
		341,471
	Canada: 5.2%
22,738	Bell Aliant Regional Communications Income Fund	589,796
24,559	Enerplus Resources Fund	1,010,848
34,573	Precision Drilling Trust	773,879
21,889	TransCanada Corp.	848,668
		3,223,191
	Denmark: 1.7%
36,425	Danske Bank A/S	1,029,316
		1,029,316
	Finland: 1.3%
49,368	UPM-Kymmene OYJ	780,627
		780,627
	France: 9.9%
11,109	BNP Paribas	1,095,146
9,680	Bouygues SA	625,788
20,496	France Telecom SA	648,062
13,927	Sanofi-Aventis	977,584
14,307	Total SA	1,095,468
10,878	Vinci SA	615,039
25,944	Vivendi	1,084,728
		6,141,815
	Germany: 3.0%
6,731	Bayerische Motoren Werke AG	302,514
5,101	E.ON AG	974,557
3,674	Muenchener Rueckversicherungs AG	609,976
		1,887,047
	Hong Kong: 0.8%
63,000	CLP Holdings Ltd.	515,546
		515,546
	Hungary: 0.7%
16,693	Magyar Telekom Telecommunications PLC ADR	454,550
		454,550
	Ireland: 2.6%
77,001	Allied Irish Banks PLC	945,585
84,940	Irish Life & Permanent PLC	676,901
		1,622,486
	Israel: 0.8%
113,304	Bank Hapoalim BM	469,495
		469,495
	Italy: 11.3%
108,419	Enel S.p.A.	1,002,010
31,921	ENI S.p.A.	1,077,159

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Italy (continued)
176,902		Intesa Sanpaolo S.p.A.	$993,439
37,520		Italcementi S.p.A. RNC	393,603
98,413		Mediaset S.p.A.	698,040
129,877		Milano Assicurazioni S.p.A.	665,281
22,115		Pirelli & C Real Estate S.p.A.	445,460
380,485		Telecom Italia S.p.A. RNC	513,717
199,151		UniCredito Italiano S.p.A.	1,186,497
			6,975,206
		Netherlands: 2.9%
7,233		Akzo Nobel NV	413,619
13,176		Randstad Holdings NV	372,448
29,246		Royal Dutch Shell PLC	1,037,126
			1,823,193
		New Zealand: 0.9%
192,851		Telecom Corp. of New Zealand Ltd.	535,471
			535,471
		Norway: 1.4%
65,562		DnB NOR ASA	837,281
			837,281
		Poland: 0.9%
49,924		Telekomunikacja Polska SA	552,129
			552,129
		Singapore: 0.8%
37,000		DBS Group Holdings Ltd.	514,646
			514,646
		South Korea: 1.7%
18,056		KT Corp. ADR	369,606
10,516		S-Oil Corp.	712,077
			1,081,683
		Spain: 5.4%
53,582		Banco Bilbao Vizcaya Argentaria SA	984,682
55,414		Banco Santander Central Hispano SA	1,078,736
47,955		Iberdrola SA	651,424
22,984		Telefonica SA	596,377
			3,311,219
		Sweden: 3.1%
56,452		Svenska Cellulosa AB - B Shares	639,008
42,975		Swedbank AB	891,621
37,986		Telefonaktiebolaget LM Ericsson	398,624
			1,929,253
		Switzerland: 1.4%
3,198		Zurich Financial Services AG	840,551
			840,551
		Taiwan: 1.0%
63,015		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	598,643
			598,643
		Thailand: 1.0%
115,800		Siam Cement PCL	589,908
			589,908
		United Kingdom: 26.3%
21,453		AstraZeneca PLC	1,042,689
77,496		Aviva PLC	769,039
108,182		Barclays PLC	734,601
159,595		BBA Aviation PLC	387,476
105,747		BP PLC	1,085,333
18,071		British American Tobacco PLC	652,140
141,903		BT Group PLC	479,509
15,736		Carnival PLC	550,321
203,452	@	Cattles PLC	478,144
37,606	@	Cattles PLC - RFD	85,722
23,492		Diageo PLC	409,244
420,478		DSG International PLC	371,655
41,153		GlaxoSmithKline PLC	959,285
43,762		Greene King PLC	446,314
66,578		HSBC Holdings PLC	1,101,063
168,017		Lloyds TSB Group PLC	979,734
109,747		Marks & Spencer Group PLC	558,636
88,384		Rexam PLC	661,652

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
257,597		Royal Bank of Scotland Group PLC		$1,068,787
35,622		Scottish & Southern Energy PLC		986,764
123,696		Tate & Lyle PLC		953,294
56,536	@	United Utilities Group PLC		775,529
73,165	@	United Utilities Group PLC - B Shares		246,542
174,095		Vodafone Group PLC		466,372
				16,249,845
		Total Common Stock (Cost $69,416,484)		59,108,258
REAL ESTATE INVESTMENT TRUSTS: 1.9%
		Australia: 0.5%
21,116		Westfield Group		318,684
				318,684
		Germany: 0.7%
23,719		Alstria Office AG		389,321
				389,321
		Netherlands: 0.7%
5,528		Corio NV		425,572
				425,572
		Total Real Estate Investment Trusts (Cost $1,219,994)		1,133,577
		Total Investments in Securities (Cost $70,636,478)*	97.5%	$60,241,835
		Other Assets and Liabilities – Net	2.5	1,570,795
		Net Assets	100.0%	$61,812,630

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $71,321,925.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$624,069
		Gross Unrealized Depreciation		(11,704,159)
		Net Unrealized Depreciation		$(11,080,090)

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.6%
Agriculture	1.1
Auto Manufacturers	0.5
Banks	24.6
Beverages	2.0
Building Materials	1.6
Chemicals	0.7
Commercial Services	0.6
Diversified	0.7
Diversified Financial Services	2.0
Electric	7.7
Engineering & Construction	3.0
Entertainment	0.7
Food	1.5
Forest Products & Paper	2.3
Holding Companies - Diversified	0.7
Insurance	6.5
Leisure Time	0.9
Lodging	0.7
Media	2.9
Miscellaneous Manufacturing	1.2
Office Property	0.7
Oil & Gas	11.0
Packaging & Containers	1.1
Pharmaceuticals	4.8
Pipelines	1.4
Real Estate	0.7
Retail	1.5
Semiconductors	1.0
Shopping Centers	0.5
Telecommunications	10.6
Water	1.7
Other Assets and Liabilities - Net	2.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%
		Belgium: 2.9%
56,675		InBev NV	$3,798,529
			3,798,529
		Brazil: 6.6%
129,900	L	Banco Bradesco SA ADR	2,757,777
160,900		Cosan SA Industria e Comercio	3,133,148
200,700		Cyrela Brazil Realty SA	2,870,255
			8,761,180
		Canada: 4.9%
96,900	L	Barrick Gold Corp.	4,103,715
32,400		EnCana Corp.	2,338,356
			6,442,071
		China: 1.9%
97,649	L	Aluminum Corp. of China Ltd. ADR	2,481,261
			2,481,261
		Finland: 5.8%
150,350		Nokia OYJ	4,103,403
68,902		Outotec OYJ	3,509,399
			7,612,802
		France: 1.8%
87,942	@	Eutelsat Communications	2,449,836
			2,449,836
		Germany: 5.8%
54,319		Bayer AG	4,669,648
90,965		GEA Group AG	2,994,418
			7,664,066
		Greece: 1.9%
52,860		National Bank of Greece SA	2,490,010
			2,490,010
		Hong Kong: 5.2%
1,096,000		Li & Fung Ltd.	3,702,331
1,731,000		New World Development Ltd.	3,227,047
			6,929,378
		Italy: 2.9%
156,399		Prysmian S.p.A.	3,852,435
			3,852,435
		Japan: 4.2%
582		Japan Tobacco, Inc.	2,712,794
237,700		Namco Bandai Holdings, Inc.	2,870,091
			5,582,885
		Russia: 3.4%
60,064	@	OAO Gazprom ADR	2,874,648
15,308	@, L	Unified Energy System ADR	1,561,416
			4,436,064
		South Korea: 1.6%
44,498		Hyundai Development Co.	2,058,862
			2,058,862
		Switzerland: 4.4%
81,893		Xstrata PLC	5,873,858
			5,873,858
		Taiwan: 7.8%
528,280		HON HAI Precision Industry Co., Ltd.	2,552,955
1,178,600		Synnex Technology International Corp.	2,589,406
2,106,860		Taiwan Cement Corp.	2,672,496
707,000		Taiwan Fertilizer Co., Ltd.	2,547,299
			10,362,156
		United Kingdom: 29.5%
106,626		Anglo American PLC	6,095,477
1,631,060		ARM Holdings PLC	3,076,318
350,351		Barclays PLC	2,379,028
454,757		Compass Group PLC	3,278,660
738,460		Game Group PLC	3,737,139
1,119,004		Hays PLC	1,769,424
112,446		Imperial Tobacco Group PLC	4,199,554
353,271		Inmarsat PLC	3,351,651
434,762		International Power PLC	3,538,140
66,589		Reckitt Benckiser PLC	3,630,452
564,375		Tesco PLC	4,008,837
			39,064,680
		United States: 5.5%
93,000		Alcoa, Inc.	3,138,750
109,700		American International Group, Inc.	2,857,685
54,000		Merrill Lynch & Co., Inc.	1,215,000
			7,211,435
		Total Common Stock (Cost $131,516,328)	127,071,508

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 0.6%
		Russia: 0.6%
609,051		TNK-BP Holding	$877,033
		Total Preferred Stock (Cost $1,769,776)	877,033
		Total Long-Term Investments (Cost $133,286,104)	127,948,541
SHORT-TERM INVESTMENTS: 5.6%
		Mutual Fund: 1.4%
1,825,000	**	ING Institutional Prime Money Market Fund	1,825,000
		Total Mutual Fund (Cost $1,825,000)	1,825,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$519,000		Morgan Stanley Repurchase Agreement dated 07/31/08, 2.130%, due 08/01/08, $519,031 to be received upon repurchase (Collateralized by $945,000 Resolution Funding Corporation, Discount Note, Market Value $529,578, due 07/15/20)		$519,000
		Total Repurchase Agreement (Cost $519,000)		519,000
		Securities Lending Collateral(cc): 3.8%
5,007,344		Bank of New York Mellon Corp. Institutional Cash Reserves		5,007,344
		Total Securities Lending Collateral (Cost $5,007,344)		5,007,344
		Total Short-Term Investments (Cost $7,351,344)		7,351,344
		Total Investments in Securities (Cost $140,637,448)*	102.3%	$135,299,885
		Other Assets and Liabilities - Net	(2.3)	(3,049,515)
		Net Assets	100.0%	$132,250,370

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $140,720,107.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,865,372
		Gross Unrealized Depreciation		(10,285,594)
		Net Unrealized Depreciation		$(5,420,222)

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	5.2%
Banks	5.8
Beverages	2.9
Building Materials	2.0
Chemicals	5.5
Commercial Services	1.3
Distribution/Wholesale	2.8
Diversified Financial Services	0.9
Electric	3.9
Electrical Components & Equipment	2.9
Electronics	3.9
Food	5.4
Food Service	2.5
Holding Companies - Diversified	2.3
Home Builders	1.6
Household Products/Wares	2.7
Insurance	2.2
Machinery - Construction & Mining	2.6
Mining	16.4
Oil & Gas	4.5
Real Estate	4.6
Retail	2.8
Semiconductors	2.3
Telecommunications	7.5
Toys/Games/Hobbies	2.2
Short-Term Investments	5.6
Other Assets and Liabilities - Net	(2.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of July 31, 2008 (Unaudited) (continued)

At July 31, 2008 the following forward currency contracts were outstanding for the ING International Growth Opportunities Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation
			USD
British Pound Sterling
GBP 1,469	SELL	12/31/49	736	1,458	$722
					$722

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 46.5%
		Australia: 0.7%
487,100		Lend Lease Corp., Ltd.	$4,567,870
			4,567,870
		Austria: 0.5%
111,100	@	CA Immobilien Anlagen AG	2,036,095
129,650	@	Meinl European Land Ltd.	1,288,782
			3,324,877
		Brazil: 1.6%
611,900	@	BR Malls Participacoes SA	5,664,656
191,700	@	Construtora Tenda SA	1,303,457
136,700		Mrv Engenharia	3,168,982
			10,137,095
		Canada: 0.4%
129,250		Brookfield Properties Co. (U.S. Denominated Security)	2,440,240
			2,440,240
		Finland: 0.8%
1,294,505		Citycon OYJ	4,937,888
			4,937,888
		Germany: 0.5%
96,459		Deutsche Euroshop AG	3,454,155
			3,454,155
		Hong Kong: 18.6%
3,023,300		Cheung Kong Holdings Ltd.	42,297,239
1,484,200		Hang Lung Group Ltd.	6,582,555
2,260,800		Hang Lung Properties Ltd.	7,101,220
2,579,400		Hongkong Land Holdings Ltd.	10,582,117
1,255,500		Kerry Properties Ltd.	6,630,620
3,078,400		Shui On Land Ltd.	2,769,639
3,938,700		Sino Land Co.	7,822,730
1,802,800		Sun Hung Kai Properties Ltd.	26,737,012
1,342,750		Wharf Holdings Ltd.	5,934,742
			116,457,874
		India: 0.2%
406,800		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	1,566,233
			1,566,233
		Japan: 17.8%
2,371,000		Mitsubishi Estate Co., Ltd.	57,103,796
1,819,900		Mitsui Fudosan Co., Ltd.	41,173,593
1,975		NTT Urban Development Corp.	2,723,659
505,600		Sumitomo Realty & Development Co., Ltd.	10,411,669
			111,412,717
		Philippines: 0.3%
8,527,200		Ayala Land, Inc.	1,877,269
			1,877,269
		Singapore: 1.6%
2,375,600		CapitaLand Ltd.	9,803,801
			9,803,801
		Sweden: 1.0%
47		Castellum AB	468
667,429		Hufvudstaden AB	6,062,078
			6,062,546
		Switzerland: 1.3%
129,000	@	PSP Swiss Property AG	8,241,636
			8,241,636
		Thailand: 0.2%
1,929,000	I	Central Pattana PCL	1,144,938
			1,144,938
		United Kingdom: 1.0%
13,710	@	Hirco PLC	72,015
598,900	@	Ishaan Real Estate PLC	941,220
1,405,822	I	Safestore Holdings Ltd.	3,886,609
90,700	@, I	Yatra Capital Ltd.	1,131,822
			6,031,666
		Total Common Stock (Cost $308,914,394)	291,460,805
REAL ESTATE INVESTMENT TRUSTS: 49.6%
		Australia: 13.0%
1,509,700		Australand Property Group	934,467
4,209,300		CFS Retail Property Trust	8,035,565
2,793,700		Challenger Diversified Property Group	1,316,350
1,548,100		Charter Hall Group	1,365,538
1,563,500		Commonwealth Property Office Fund	1,979,532
1,285,700		DB Rreef Trust	1,678,491
1,492,700		GPT Group	2,114,921
800,400		Macquarie CountryWide Trust	665,187
951,400		Macquarie Goodman Group	2,248,628

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Australia (continued)
878,000		Mirvac Group	$2,082,192
1,728,000		Stockland	7,459,562
3,416,539		Westfield Group	51,562,553
			81,442,986
		Belgium: 0.6%
20,113		Cofinimmo	3,796,294
			3,796,294
		Canada: 3.2%
75,800	@, #	Calloway Real Estate Investment Trust	1,428,723
127,700		Canadian Real Estate Investment Trust	3,616,681
264,500		Cominar Real Estate Investment Trust	5,514,991
471,600		RioCan Real Estate Investment Trust	9,165,330
			19,725,725
		France: 8.8%
68,530		Klepierre	2,773,845
106,451		Mercialys	4,842,656
18,349		Societe Immobiliere de Location pour l’Industrie et le Commerce	2,433,159
201,602		Unibail	45,101,019
			55,150,679
		Germany: 0.2%
70,700		Alstria Office AG	1,160,461
			1,160,461
		Hong Kong: 2.0%
5,478,800		Link Real Estate Investment Trust	12,226,264
			12,226,264
		Japan: 6.3%
194		Japan Hotel and Resort, Inc.	513,925
281		Japan Logistics Fund, Inc.	1,630,077
1,210		Japan Real Estate Investment Corp.	12,404,368
367		Japan Retail Fund Investment Corp.	1,865,343
1,037		Kenedix Realty Investment Corp.	5,125,385
118		Nippon Accommodations Fund, Inc.	574,468
1,077		Nippon Building Fund, Inc.	12,714,862
624		Tokyu Real Estate Investment Trust, Inc.	4,764,014
			39,592,442
		Netherlands: 3.3%
166,580		Corio NV	12,824,135
54,428		Eurocommercial Properties NV	2,556,508
50,200		Wereldhave NV	5,388,764
			20,769,407
		Singapore: 3.1%
2,534,400	@	Ascendas Real Estate Investment Trust	4,215,947
2,603,300	@	CapitaCommercial Trust	3,625,924
4,628,600	@	CapitaMall Trust	10,065,455
2,167,500	@	Macquarie MEAG Prime Real Estate Investment Trust	1,693,711
			19,601,037
		United Kingdom: 9.1%
615,300		British Land Co. PLC	8,511,248
282,327		Brixton PLC	1,259,455
121,600		Derwent Valley Holdings PLC	2,635,207
256,100		Great Portland Estates PLC	1,718,083
671,700		Hammerson PLC	12,699,994
771,880		Land Securities Group PLC	19,640,399
290,200		Liberty International PLC	5,358,081
512,800		Segro PLC	4,135,746
154,400		Shaftesbury PLC	1,217,294
			57,175,507
		Total Real Estate Investment Trusts (Cost $357,632,356)	310,640,802
MUTUAL FUNDS: 0.6%
		Australia: 0.3%
1,374,200	**	ING Industrial Fund	1,772,760
			1,772,760
		Luxembourg: 0.3%
155,770		Prologis European Properties	2,038,575
			2,038,575
		Total Mutual Funds (Cost $5,402,375)	3,811,335
		Total Long-Term Investments (Cost $671,949,125)	605,912,942

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.3%
		U.S. Government Agency Obligations: 3.3%
$20,520,000	Z	Federal Home Loan Bank, 1.620%, due 08/01/08		$20,519,077
		Total Short-Term Investments (Cost $20,519,077)		20,519,077
		Total Investments in Securities (Cost $692,468,202)*	100.0%	$626,432,019
		Other Assets and Liabilities - Net	0.0	211,019
		Net Assets	100.0%	$626,643,038

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	**	Investment in affiliate
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $727,231,048.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,039,616
		Gross Unrealized Depreciation		(110,838,645)
		Net Unrealized Depreciation		$(100,799,029)

Percentage of
Industry	Net Assets
Apartments	0.1%
Closed-End Funds	0.3
Diversified	27.2
Engineering & Construction	0.3
Holding Companies - Diversified	0.9
Home Builders	0.5
Hotels	0.1
Office Property	6.5
Open-End Funds	0.3
Real Estate	44.2
Shopping Centers	15.4
Storage/Warehousing	0.6
Warehouse/Industrial	0.3
Short-Term Investments	3.3
Other Assets and Liabilities - Net	0.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Argentina: 0.0%
10,900	@	Telecom Argentina SA ADR	$146,169
			146,169
		Australia: 7.7%
319,200		Aditya Birla Minerals Ltd.	433,020
839,872		Allco Finance Group Ltd.	363,216
119,280		Ansell Ltd.	1,139,876
343,243	@	Anzon Australia Ltd.	363,283
60,238	@	Aquila Resources Ltd.	766,868
319,283	@	Atlas Iron Ltd.	793,360
87,519		Ausenco Ltd.	1,143,063
2,613,269	@	Australian Worldwide Exploration Ltd.	8,489,628
225,105	@	Babcock & Brown Capital Ltd.	824,098
86,732		Boart Longyear Group	165,672
125,735		Bradken Ltd.	1,055,635
208,616	@	Cape Lambert Iron Ore Ltd.	114,652
1,618,329		Centennial Coal Co., Ltd.	7,812,761
279,766		Challenger Financial Services Group Ltd.	609,336
132,539		Computershare Ltd.	1,080,579
80,876		Downer EDI Ltd.	522,649
847,595	@	Energy World Corp., Ltd.	746,269
141,878		Flight Centre Ltd.	2,438,008
66,902		G.U.D. Holdings Ltd.	416,492
65,700		Hastie Group Ltd.	152,931
56,329		Iluka Resources Ltd.	253,653
20,174		Incitec Pivot Ltd.	3,083,329
319,630		Independence Group NL	865,147
367,345		JB Hi-Fi Ltd.	4,186,679
152,035	@	Karoon Gas Australia Ltd.	534,960
67,048		MacArthur Coal Ltd.	1,011,832
183,999		Macmahon Holdings Ltd.	289,941
1,461,000	@	Metex Resources Ltd.	801,141
772,480		Mincor Resources NL	1,292,869
65,686		Mineral Resources Ltd.	382,360
132,202	@	Molopo Australia Ltd.	210,117
798,464	@	Mount Gibson Iron Ltd.	1,946,388
1,532,647	@	Nido Petroleum Ltd.	494,382
95,201		NRW Holdings Ltd.	169,330
673,856	I	Octaviar Ltd.	628,159
94,200		OneSteel Ltd.	597,051
1,257,500	@	Pan Australian Resources Ltd.	971,665
226,821		PMP Ltd.	210,155
16,650		Ramsay Health Care Ltd.	149,937
81,906	@	Riversdale Mining Ltd.	782,323
103,052	@	Roc Oil Co., Ltd.	144,402
669,590		Sally Malay Mining Ltd.	1,477,906
716,459		Seven Network Ltd.	4,954,780
161,433		Sigma Pharmaceuticals Ltd.	150,540
30,788	@	Silex Systems Ltd.	217,044
44,621		Sims Group Ltd.	1,379,962
10,819		Sonic Healthcare Ltd.	140,779
151,200		Straits Resources Ltd.	812,286
439,241		Sunland Group Ltd.	970,669
202,633	@	Tap Oil Ltd.	269,702
149,714		Tower Australia Group Ltd.	408,996
21,546		Transpacific Industries Group Ltd.	144,965
19,500		United Group Ltd.	243,975
120,476	@	United Minerals Corp. NL	245,988
			59,854,808
		Austria: 0.2%
3,400		Andritz AG	202,677
10,504	@	bwin Interactive Entertainment	278,259
6,000		Kapsch TrafficCom AG	247,491
5,160		Rosenbauer International AG	234,476
3,400		Schoeller-Bleckmann Oilfield Equipment AG	311,992
			1,274,895
		Belgium: 0.6%
27,078	@	AGFA-Gevaert NV	200,165
4,005		Bekaert SA	608,210
6,545		D’ieteren SA	1,620,641
3,000		EVS Broadcast Equipment SA	265,746
1,700		Oriflame Cosmetics SA	110,005
39,700	@	Telenet Group Holding NV	865,520
22,646		Tessenderlo Chemie NV	1,089,876
			4,760,163

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Bermuda: 0.5%
284,837		Catlin Group Ltd.	$1,850,918
166,200		Hiscox Ltd.	655,149
187,373		Lancashire Holdings Ltd.	1,138,373
8,480,000		Regal Hotels International Holdings Ltd.	404,921
			4,049,361
		Brazil: 0.0%
41,700		Eternit SA	186,363
			186,363
		British Virgin Islands: 0.0%
14,069		Empire Online Ltd.	6,806
			6,806
		Canada: 6.8%
8,198	@	Aastra Technologies Ltd.	157,803
28,200	@	ACE Aviation Holdings, Inc.	286,420
40,800		AGF Management Ltd.	874,215
5,500	@	Air Canada	26,910
11,100		Atco Ltd.	551,125
119,000		Biovail Corp.	1,197,031
40,300	@	Blue Pearl Mining Ltd.	690,329
330,800	@	Celestica, Inc.	2,616,807
156,400	@	CGI Group, Inc. - Class A	1,664,886
9,500		Chemtrade Logistics Income Fund	127,477
45,300	@	Crew Energy, Inc.	646,795
61,900		Daylight Resources Trust	797,969
60,600		Dorel Industries, Inc.	1,887,924
420,300	@	Eastern Platinum Ltd.	775,787
69,300		Gerdau AmeriSteel Corp.	1,095,724
16,800		Home Capital Group Inc.	615,593
52,200		Industrial Alliance Insurance	1,749,601
11,400		Linamar Corp.	134,157
12,700		Manitoba Telecom Services, Inc.	506,412
57,300	@	Mercator Minerals Ltd.	520,426
311,300		Methanex Corp.	8,369,636
244,547	@	Neo Material Technologies, Inc.	850,225
7,700		Northbridge Financial Corp.	246,427
100,700		Nova Chemicals Corp.	2,589,415
120,900	@	Oilexco Incorporated	1,928,119
1,300	@	Pan Orient Energy Corp.	10,601
111,250	@	QuADRa Mining Ltd.	2,037,148
336,230		Rothmans Inc.	9,752,460
514,000		Sherritt International Corp.	5,315,943
76,911		Superior Plus Income Fund	837,500
53,000	@	Taseko Mines Ltd.	201,400
79,300	@	Westjet Airlines Ltd.	1,130,700
83,100	@	Westjet Airlines Ltd. - VV	1,201,925
70,600		Westshore Terminals Income Fund	1,278,998
			52,673,888
		China: 0.2%
122,000		Beijing Jingkelong Co., Ltd.	71,928
548,000		Centron Telecom International Holdings Ltd.	120,648
166,000		China Molybdenum Co., Ltd.	134,631
131,000		Great Wall Motor Co. Ltd.	83,365
15,300	@	Sohucom, Inc.	1,154,844
122,000		Stella International Holdings Ltd.	214,414
847,000		SunVic Chemical Holdings Ltd.	226,404
			2,006,234
		Denmark: 1.4%
19,525	@	Alm. Brand Skadesforsikring A/S	784,748
1,900		Amagerbanken A/S	50,011
2,600		D/S Norden	251,585
46,100		East Asiatic Co., Ltd. A/S	3,122,735
7,900		Flsmidth & Co. A/S	759,416
63,400		H Lundbeck A/S	1,607,661
76,660		Sydbank A/S	2,897,774
61,500	@	TK Development	711,085
575	@	Topdanmark A/S	83,310
15,400	@	Trigon Agri A/S	29,775
4,000		TrygVesta A/S	290,841
			10,588,941
		Finland: 1.0%
30,000		F-Secure OYJ	111,480
109,384		KCI Konecranes OYJ	4,345,626
45,600		Nokian Renkaat OYJ	1,963,437
59,937		Oriola-KD OYJ	226,282
15,200		Outotec OYJ	774,185
7,400		Wartsila OYJ	450,173
19,000		YIT OYJ	323,612
			8,194,795
		France: 5.5%
10,000		Altamir Amboise	100,867
7,500	@	Alten	308,996
6,643		Bacou Dalloz	761,515
86,680		Beneteau SA	1,737,133
21,983		BioMerieux	2,449,823
8,814		Bonduelle S.C.A.	792,568
1,820		Bongrain SA	143,115
8,800		Bourbon SA	507,240
22,500		Capgemini SA	1,436,431
4,091		Casino Guichard Perrachon SA	408,159

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
3,939		CNP Assurances	$439,281
1,050	@	Easydentic	37,326
1,950		Eramet SLN	1,349,810
7,560		Groupe Steria SCA	174,684
20,000	@	Homair SA	108,862
186,763		IMS-International Metal Service	4,951,125
10,200		Ipsen	544,719
12,000		Lagardere SCA	657,709
4,614		Lisi	414,289
2,100	@	Meetic	37,815
12,951		Nexans SA	1,537,273
101,010		Nexity	2,254,444
12,825		Pierre & Vacances	1,270,356
187,280		Rallye SA	9,011,134
4,800		Rubis	439,884
9,000	@	Saft Groupe SA	354,206
50,100		SEB SA	2,804,836
4,718		Sopra Group SA	362,699
11,000	@	Store Electronic	227,058
6,500		Sword Group	209,835
13,716		Teleperformance	526,569
384,843	@	Thomson	1,685,212
40,949	@	UbiSoft Entertainment	4,030,262
12,000		Valeo SA	387,751
3,000		Virbac SA	261,181
			42,724,167
		Germany: 12.1%
44,195		Adidas AG	2,702,122
5,189		AMB Generali Holding AG	944,991
61,044	@	Arques Industries AG	719,521
35,530		Bauer AG	3,353,006
47,603		Bechtle AG	1,365,455
47,437		Demag Cranes AG	2,576,649
35,954		Deutsche Euroshop AG	1,287,497
65,618		Deutz AG	491,384
272,448		EpCos. AG	7,504,655
20,653		Fresenius Medical Care AG & Co. KGaA	1,141,548
16,600		GEA Group AG	546,445
3,546		Gerry Weber International AG	106,551
281,014		Gildemeister AG	8,014,282
7,300		Grenkeleasing AG	296,696
56,873		Hannover Rueckversicheru - Reg	2,690,889
4,305		Hawesko Holding AG	154,405
523		Hochtief AG	40,374
99,973		IWKA AG	2,383,353
6,200		K+S AG	765,398
230,402		Kloeckner & Co. AG	11,543,995
12,189		Koenig & Bauer AG	343,555
13,950		Krones AG	1,108,542
47,050		Leoni AG	1,947,018
16,349		MAN AG	1,639,439
127,769		Medion AG	2,201,671
251,303		MTU Aero Engines Holding AG	7,767,296
152,287		Norddeutsche Affinerie AG	8,128,738
9,650		Phoenix Solar AG	700,900
10,550		Rheinmetall AG	644,004
6,600	@	Roth & Rau AG	305,586
56,397		Salzgitter AG	9,146,164
2,500	@	SFC Smart Fuel Cell AG	27,498
32,150	@	SGL Carbon AG	2,148,364
42,006		Sixt AG	1,474,023
24,950		Stada Arzneimittel AG	1,294,226
29,100		Tognum AG	635,272
6,923		Utimaco Safeware AG	151,164
34,891		Vivacon AG	415,641
10,650		Vossloh AG	1,366,953
5,800		Wacker Chemie AG	1,199,209
331,480	@	Wirecard AG	3,116,404
			94,390,883
		Greece: 0.3%
221,294		Anek Lines SA	559,314
12,300	@	Babis Vovos International Technical Co.	375,533
7,000		Fourlis Holdings SA	186,008
1,700		Frigoglass SA	35,319
2,200		Hellenic Exchanges SA Holding Clearing Settlement and Registry	30,968
8,000		Jumbo SA	205,718
68,570		Sidenor Steel Production & Manufacturing Co. SA	1,065,428
			2,458,288
		Hong Kong: 2.7%
150,000		Agile Property Holdings Ltd.	139,673
92,000		China Everbright Ltd.	169,567
61,000		China Insurance International Holdings Co., Ltd.	138,848
320,000		China Pharmaceutical Group Ltd.	144,323
324,000		Far East Consortium	75,877
490,000		First Pacific Co.	280,107
4,408,000	@	Global Green Tech Group Ltd.	532,072
97,000		Great Eagle Holding Co.	277,803
176,000		Hang Lung Group Ltd.	780,575
320,000		Hopewell Highway Infrastructure Ltd.	245,076
180,000		Industrial & Commercial Bank of China (Asia) Ltd.	425,719

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
20,000		Industrial & Commerical Bank of China (Asia) Ltd.	$1,666
267,200		Jinhui Shipping & Transportation Ltd.	2,404,306
444,000		Luk Fook Holdings International Ltd.	237,197
2,630,000		Midland Holdings Ltd.	1,371,858
8,412,000		Minmetals Resources Ltd.	2,294,618
52,500		MTR Corp.	170,388
23,700		Nam Tai Electronics, Inc.	273,261
215,606		OM Holdings Ltd.	469,861
249,000		Pacific Andes Holdings Ltd.	80,286
5,565,000		Pacific Basin Shipping Ltd.	7,804,196
396,000		Prime Success International Group	201,526
2,020,000		Shougang Concord Century Holding	151,284
860,000	@	Sino Union Petroleum & Chemical International Ltd.	137,792
6,898,000		Sinolink Worldwide Holdings	911,700
30,000		Television Broadcasts Ltd.	167,593
149,194		Vtech Holdings Ltd.	905,965
			20,793,137
		India: 0.3%
171,923		Chennai Petroleum Corp., Ltd.	1,204,643
90,344		Great Eastern Shipping Co., Ltd.	857,552
3,643		Union Bank of India	11,113
			2,073,308
		Indonesia: 0.2%
893,000		PT Tambang Batubara Bukit Asam Tbk	1,327,239
42,500		Timah Tbk PT	149,299
			1,476,538
		Ireland: 0.6%
14,800		DCC PLC	352,052
2,100		FBD Holdings PLC	48,898
246,952		Glanbia PLC	1,805,651
52,600		Iaws Group PLC	1,213,986
37,200		Kerry Group PLC	1,047,657
55,700		United Drug PLC	317,598
			4,785,842
		Israel: 0.0%
19,000	@, I	Oridion Systems Ltd.	188,820
			188,820
		Italy: 1.7%
24,000		ACEA S.p.A.	425,152
249,974	@	AS Roma S.p.A.	323,011
52,000		Azimut Holding S.p.A.	417,975
123,637		BasicNet S.p.A.	329,795
10,209		Biesse S.p.A.	123,291
137,800		Brembo S.p.A.	1,500,618
195,000		CIR-Compagnie Industriali Riunite S.p.A.	512,813
2,941		Fondiaria-Sai S.p.A.	97,175
815	@	GreenergyCapital S.p.A.	909
122,790	@	Gruppo Coin S.p.A.	603,065
122,821		Indesit Co. S.p.A.	1,254,162
41,464	@	It Holding S.p.A	29,293
166,169		Landi Renzo S.p.A.	1,050,436
226,700		Maire Tecnimont S.p.A.	1,385,717
337,579		Pirelli & C S.p.A.	209,482
80,714		Premafin Finanziaria S.p.A.	172,511
30,163		Prima Industrie S.p.A.	841,022
82,100		Prysmian S.p.A.	2,022,295
238,134		Recordati S.p.A.	1,741,681
9,900		Trevi Finanziaria S.p.A.	231,957
			13,272,360
		Japan: 19.6%
58,000		Adores, Inc.	121,116
11,500		Aica Kogyo Co., Ltd.	102,739
66,000		Aichi Machine Industry Co., Ltd.	185,976
58,900		Aisan Industry Co., Ltd.	476,594
295,200	@	Allied Telesis Holdings KK	164,991
11,400		Aloka Co., Ltd.	150,271
27,900		Alpen Co., Ltd.	511,644
3,300		Alpha Corp.	28,830
150,200		Alpine Electronics, Inc.	1,586,585
232,000		Aozora Bank Ltd.	560,443
11,800		Arcs Co., Ltd.	168,428
356,000		Atsugi Co., Ltd.	476,297
12,000		Awa Bank Ltd.	65,676
64,000		Canon Sales Co., Inc.	942,168
170,800		Century Leasing System, Inc.	2,106,252
1,008,000	@	Chori Co., Ltd.	1,249,686
42,000		Chugoku Marine Paints Ltd.	288,184
20,000		Chuo Denki Kogyo Co., Ltd.	339,963
21,600		Circle K Sunkus Co., Ltd.	376,641
213,000		Cosmo Oil Co., Ltd.	656,835
6,000		Cosmos Initia Co., Ltd.	8,554
3,900		Create S D Co., Ltd.	76,318
28,000		Daido Steel Co., Ltd.	146,336
22,000		Daihatsu Diesel Manufacturing Co., Ltd.	245,195
57,000		Daiichi Jitsugyo Co., Ltd.	252,523
13,100		Daiichikosho Co., Ltd.	132,897
12,000		Daito Bank Ltd.	10,077
235,000		Daiwa Industries Ltd.	975,884
24,100		DC Co., Ltd.	69,941
67,900		DCM Japan Holdings Co., Ltd.	546,675

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
24,350		Diamond Lease Co., Ltd.	$1,062,578
22,000		Dowa Holdings Co., Ltd.	146,930
20,000		Eagle Industry Co., Ltd.	138,173
12,000		Excel Co., Ltd.	122,551
33,800		Exedy Corp.	747,456
64,500		FamilyMart Co., Ltd.	2,824,424
27,000		Fancl Corp.	321,645
165,000		Fuji Machine Manufacturing Co., Ltd.	2,965,611
28,800		Fuji Oil Co., Ltd.	304,214
6,000		Fujikura Kasei Co., Ltd.	53,118
17,300		Fujitsu Frontech Ltd.	170,705
48,000		Fujitsu General Ltd.	186,116
69,000		Furukawa Co., Ltd.	110,493
20,000		Furukawa-Sky Aluminum Corp.	50,285
755		Geo Co., Ltd.	813,890
152		Gourmet Navigator, Inc.	327,124
8,440		Gulliver International Co.	209,026
11,500		Heiwa Corp.	109,230
155,000		Hino Motors Ltd.	817,516
6,000		Hirano Tecseed Co., Ltd.	65,897
12,400		HIS Co., Ltd.	179,206
10,000		Hisaka Works Ltd.	208,496
153,000		Hitachi Cable Ltd.	533,308
11,300		Hitachi Maxell Ltd.	141,796
15,400		Hitachi Software Engineering Co., Ltd.	354,515
36,400		Hitachi Transport System Ltd.	502,180
38,200		Hosiden Corp.	622,684
98,000		Hosokawa Micron Corp.	601,059
71,000		Hyakujushi Bank Ltd.	399,792
102,900		IBJ Leasing Co., Ltd.	1,937,331
2,300		Icom, Inc.	51,668
754		IDU Co.	167,372
65,400		Inabata & Co., Ltd.	334,963
125,900	@	Ines Corp.	698,184
4,800		Information Services International-Dentsu Ltd.	37,942
976		Intelligence Ltd.	559,043
41,037	@	IT Holdings Corp.	737,932
13,300		Itochu Techno-Solutions Corp.	372,123
186,000		Itoham Foods, Inc.	1,019,306
64,000		Iwatani International Corp.	185,007
45,000		Izumiya Co., Ltd.	261,750
123,000	@	Izutsuya Co., Ltd.	101,128
860,000		JFE Shoji Holdings, Inc.	6,592,494
69,000		Jidosha Buhin Kogyo Co., Ltd.	246,024
93,000		J-Oil Mills, Inc.	424,155
38,000		Joshin Denki Co., Ltd.	313,130
14,100		JSP Corp.	111,471
25,000		Kanamoto Co., Ltd.	128,743
2,102,000	@	Kanematsu Corp.	2,818,273
122,400		Kanto Auto Works Ltd.	1,622,071
83,833		Kanto Tsukuba Bank Ltd.	409,277
209,000		Kawai Musical Instruments Manufacturing Co., Ltd.	287,388
24,600		Keiyo Co., Ltd.	127,070
45,000		Kinden Corp.	454,269
1,170	@	KK DaVinci Advisors	460,285
86,000		Koito Manufacturing Co., Ltd.	1,145,524
122,000		Kumiai Chemical Industry Co., Ltd.	318,875
368,000		Kurimoto Ltd.	436,200
38,300		Kuroda Electric Co., Ltd.	465,590
28,100		Kyoden Co., Ltd.	45,129
36,000		Kyodo Printing Co., Ltd.	102,925
436,000		Kyodo Shiryo Co., Ltd.	599,572
13,900		Kyoei Steel Ltd.	300,914
324		Kyoei Tanker Co., Ltd.	948
146,000		Kyowa Exeo Corp.	1,383,535
2,700		Lintec Corp.	44,138
47,000		Maeda Road Construction Co., Ltd.	329,859
55,000		Marudai Food Co., Ltd.	138,109
117,000	@	Maruetsu, Inc.	1,104,685
38,900		Matsumotokiyoshi Holdings Co., Ltd.	779,043
20,600		Megane TOP Co., Ltd.	204,696
18,500		Mikuni Coca-Cola Bottling Co., Ltd.	173,674
32,000		Ministop Co., Ltd.	720,874
68,100		Miraca Holdings, Inc.	1,633,813
3,200		MISUMI Group, Inc.	60,302
1,133,000		Mitsubishi Paper Mills Ltd.	2,790,255
264,000		Mitsui Sugar Co., Ltd.	1,001,426
46,000		Musashi Seimitsu Industry Co., Ltd.	922,579
92,000		Nachi-Fujikoshi Corp.	330,710
50,183		Namura Shipbuilding Co., Ltd.	262,837
11,400		NEC Leasing Ltd.	165,097
92,000		NHK Spring Co., Ltd.	647,858
5,800		Nichi-iko Pharmaceutical Co., Ltd.	157,775
531,000		Nichirei Corp.	3,111,738
3,200		Nidec Copal Corp.	37,633
48,300		Nifco, Inc.	1,099,234
16,600		Nihon Chouzai Co., Ltd.	385,924
13,000		Nihon Parkerizing Co., Ltd.	202,167
36,200		Nihon Unisys Ltd.	527,521
81,000		Nippon Chemical Industrial Co., Ltd.	233,395

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
199,000		Nippon Denko Co., Ltd.	$2,153,176
156,000		Nippon Metal Industry Co., Ltd.	419,121
515		Nippon Paper Group, Inc.	1,449,638
23,000		Nippon Seiki Co., Ltd.	329,504
94,000		Nippon Shinyaku Co., Ltd.	1,141,373
22,500		Nippon Signal Co., Ltd.	135,757
121,000		Nippon Soda Co., Ltd.	503,209
137,000		Nippon Steel Trading Co., Ltd.	394,184
67,000		Nippon Synthetic Chemical Industry Co., Ltd.	296,092
30,000		Nippon Thompson Co., Ltd.	175,526
36,000		Nipro Corp.	607,350
5,500		Nishimatsuya Chain Co. Ltd.	57,344
228,000		Nishi-Nippon City Bank Ltd.	660,689
310,000		Nissan Shatai Co., Ltd.	2,353,284
168,000		Nisshin Oillio Group Ltd.	803,847
243,000		Nisshin Steel Co., Ltd.	752,154
8,800		Nitta Corp.	166,077
199,000		Nittetsu Mining Co., Ltd.	744,427
800		Obic Co., Ltd.	145,731
33,760		Oiles Corp.	623,223
51,000		Oita Bank Ltd.	326,257
400,000	@	Oki Electric Industry Ltd.	604,574
32,670		Okinawa Electric Power Co., Inc.	1,642,976
90		Optex Co., Ltd.	1,002
4,000		Osaka Steel Co., Ltd.	54,025
3,500		OSG Corp.	31,484
10,400		Pigeon Corp.	240,554
176		Pilot Corp.	333,969
125,600		Pioneer Corp.	974,086
40,800		Plenus Co., Ltd.	709,754
22,580		Point, Inc.	693,711
96,000		Rengo Co., Ltd.	673,539
80,600		Ricoh Leasing Co., Ltd.	1,735,880
366		Round One Corp.	359,160
1,300		Ryosan Co., Ltd.	27,139
105,300		Saizeriya Co., Ltd.	1,002,931
304,000		Sanden Corp.	1,341,969
375,500	@	Sanix, Inc.	991,941
177,000		Sanki Engineering Co., Ltd.	1,497,120
1,067,000	@	Sanyo Electric Co., Ltd.	2,379,807
144,000		Sanyo Special Steel Co., Ltd.	722,571
4,500		Sato Corp.	55,025
66,900		Shimachu Co., Ltd.	1,648,314
126,000		Shinko Plantech Co., Ltd.	1,801,231
39,000		Shinmaywa Industries Ltd.	139,905
292,000		Shinsho Corp.	928,484
341,000		Shinwa Kaiun Kaisha Ltd.	1,668,721
80,000		Shizuoka Gas Co., Ltd.	371,019
72,800		Siix Corp.	473,784
1,638		Sky Perfect Jsat Corp.	647,472
196,800		Sojitz Corp.	602,527
4,400		Sumida Corp.	62,838
611,000		Sumikin Bussan Corp.	2,310,849
63,200		Sumitomo Densetsu Co., Ltd.	380,481
20,620		Sumitomo Real Estate Sales	747,917
1,261		Suncity Co., Ltd.	74,699
33,200		Tachi-S Co., Ltd.	313,245
96,000		Taihei Kogyo Co., Ltd.	365,807
48,000		Takisawa Machine Tool Co., Ltd.	67,487
9,000		Tamura Corp.	37,107
77,000		Tanabe Seiyaku Co., Ltd.	1,002,781
87,000		TBK Co., Ltd.	309,742
1,142		Telepark Corp.	1,268,977
13,100		TKC Corp.	238,833
483,000	@	Toa Corp.	630,092
138,000		TOA ROAD Corp.	268,284
309,000		Toagosei Co., Ltd.	1,287,465
61,600		Toho Pharmaceutical Co., Ltd.	1,156,784
496		Tohto Suisan Co., Ltd.	867
62,700		Tokai Rika Co., Ltd.	1,072,238
246,000		Tokyo Dome Corp.	1,272,667
166,000		Tokyo Steel Manufacturing Co., Ltd.	1,855,873
168,000		Tokyo Tekko Co., Ltd.	498,363
3,600		Tokyo Tomin Bank Ltd.	67,321
2,700		Tokyu Community Corp.	53,928
248,000	@, I	Tonichi Carlife Group, Inc.	203,530
109,000		Toshiba Tec Corp.	603,082
356,000		Tosoh Corp.	1,539,073
200,000		Toyo Engineering Corp.	1,495,990
324,000		Toyo Kohan Co., Ltd.	1,523,663
270,000		Toyo Securities Co., Ltd.	931,627
355,000		Toyo Tire & Rubber Co., Ltd.	1,016,390
27,200		Toyoda Gosei Co., Ltd.	746,163
129,800		Toyota Auto Body Co., Ltd.	2,283,573
9,700		Trusco Nakayama Corp.	144,616
97,900		TS Tech Co., Ltd.	1,541,877
207,000		Tsubakimoto Chain Co.	1,080,425
77,000		Tsudakoma Corp.	123,488
2,400		Tsumura & Co.	63,624
1,400		Tsuruha Holdings, Inc.	46,501

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,600		Tsutsumi Jewelry Co., Ltd.	$71,912
82,000		Uchida Yoko Co., Ltd.	315,823
9,200		UEX Ltd.	47,517
4,900		Union Tool Co.	131,346
12,300		Usen Corp.	38,739
14,100		Valor Co., Ltd.	126,543
14,000	I	Waseda Academy Co., Ltd.	133,475
418		Works Applications Co., Ltd.	432,568
57		Wowow, Inc.	85,925
11,000		Yamanashi Chuo Bank Ltd.	63,102
191,600		Yamato Kogyo Co., Ltd.	8,606,209
57,000		Yamazaki Baking Co., Ltd.	656,282
345,200		Yamazen Corp.	1,598,097
31,000		Yonekyu Corp.	381,425
10,200		Yorozu Corp.	118,414
1,124,000		Yuasa Trading Co., Ltd.	1,572,983
7,700		Yusen Air & Sea Service Co., Ltd.	121,828
			152,219,782
		Liechtenstein: 0.1%
2,110		Verwalt & Privat-Bank AG	507,708
			507,708
		Malaysia: 0.5%
180,700		Asiatic Development BHD	358,995
659,600		Kinsteel Bhd	241,375
825,200		Kulim Malaysia BHD	2,031,397
1,142,300		Lion Industries Corp. Bhd	879,674
101,600		Malaysian Bulk Carriers Bhd	114,651
			3,626,092
		Mexico: 0.4%
74,900		Grupo Financiero Banorte SA de CV	322,319
218,400		Grupo Mexico SA de CV	389,209
236,600	@	Grupo Simec SAB de CV	1,263,045
194,702	@	Industrias CH SA - Series B	1,016,300
28,300		Mexichem SA de CV	197,251
			3,188,124
		Netherlands: 2.6%
41,800		Aalberts Industries NV	638,680
3,500		Accell Group	133,215
7,700	@	Advanced Metallurgical Group NV	630,238
66,669		Draka Holding	1,797,117
2,241		Exact Holding NV	66,034
17,600		Fugro NV	1,248,732
35,200		Grontmij	1,310,697
58,800		Imtech NV	1,300,684
17,500		Innoconcepts	269,018
33,349		James Hardie Industries NV	144,339
19,500		Koninklijke DSM NV	1,183,197
17,055		Nutreco Holding NV	1,135,511
302,736		OCE NV	2,876,100
20,000		SBM Offshore NV	447,527
14,000	@	Smartrac NV	313,821
21,210		Smit Internationale NV	1,954,699
32,600		Ten Cate NV	1,264,987
20,740		TKH Group NV	470,296
177,512		USG People NV	2,687,267
15,244	@	Van der Moolen Holding NV	105,798
			19,977,957
		New Zealand: 0.0%
149,395		Fisher & Paykel Healthcare Corp.	306,427
			306,427
		Norway: 0.5%
116,800		Cermaq ASA	1,186,928
416,800		Deep Sea Supply PLC	1,335,354
76,995	@	ODIM ASA	1,368,111
90,500	@	StepStone ASA	223,868
			4,114,261
		Portugal: 0.2%
18,890		Semapa-Sociedade de Investimento e Gestao	219,816
970,426		Sonae SGPS SA	1,023,960
			1,243,776
		Singapore: 3.1%
340,000	#	ARA Asset Management Ltd.	161,621
882,000		Armstrong Industrial Corp.	169,327
285,000		Aztech Systems Ltd.	39,257
183,000		Goodpack Ltd.	193,075
542,000		Hong Leong Asia Ltd.	632,622
58,000		Jardine Cycle & Carriage Ltd.	732,420
4,008,000	I	LC Development Ltd.	578,431
1,973,000	I	Meiban Group Ltd.	307,075
5,457,000	@	Mercator Lines Singapore Ltd.	1,651,044
702,000		Neptune Orient Lines Ltd.	1,439,518
86,000		Parkway Holdings Ltd.	124,570
3,810,000		Singapore Petroleum Co., Ltd.	17,662,920
72,000		SMRT Corp., Ltd.	93,357
357,000	I	Super Coffeemix Manufacturing Ltd.	190,588
62,000		Yanlord Land Group Ltd.	86,063
4,188,000	@	Yongnam Holdings Ltd.	483,366
			24,545,254
		South Korea: 3.4%
31,900		BNG Steel Co., Ltd.	283,714

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
26,822		C-motech Co., Ltd.	$371,058
48,730		Dongbu Insurance Co., Ltd.	1,589,951
64,790		Dongbu Steel Co., Ltd.	839,962
24,720	@	Forhuman Co., Ltd.	318,565
99,680		From30 Co., Ltd.	566,374
441,636	@	Halim Co., Ltd.	809,992
10,820		Hanshin Construction	205,781
23,199		Honam Petrochemical Corp.	1,719,728
57,059	@	Human & Technology Co., Ltd.	186,777
23,050		Hyosung Corp.	1,713,533
1,007		Hyundai Department Store Co., Ltd.	87,251
3,652		Hyundai Development Co.	168,973
17,400		Hyundai DSF Co., Ltd.	171,233
52,720		Hyundai Marine & Fire Insurance Co., Ltd.	1,064,993
5,412		Hyunjin Materials Co., Ltd.	245,639
66,890	@	Jinheung Mutual Savings Bank	309,851
447		KCC Corp.	191,800
8,327		KCC Engineering & Construction	307,839
15,780		Keangnam Enterprises Ltd.	331,711
72,600	@	Kia Motors Corp.	894,963
3,308		Korea Iron & Steel Co., Ltd.	228,978
2,976		Korea Line Corp.	544,005
19,926		Korea Zinc Co., Ltd.	2,727,462
23,190		Korean Petrochemical Industrial Co.	755,610
77,450	@	KP Chemical Corp.	562,516
4,650		Kumho Electric, Inc.	118,654
37,980		Kumho Industrial Co., Ltd.	773,152
12,676		Kyeryong Construction Industrial Co., Ltd.	294,688
42,542	@	LG Micron Ltd.	1,771,275
62,680		LIG Non-Life Insurance Co., Ltd.	1,375,103
555		Lotte Shopping Co., Ltd.	164,012
2,770		MegaStudy Co., Ltd.	693,931
44,384		People & Telecommunication, Inc.	244,247
2,547		Samsung Engineering Co., Ltd.	196,710
8,792	@	Samsung SDI Co., Ltd.	729,240
26,220		SeAH Steel Corp.	1,987,856
51,680	@	Solomon Mutual Savings Bank	415,054
36,144		Taesan LCD Co., Ltd.	144,213
4,776	@	TK Corp.	197,954
			26,304,348
		Spain: 2.5%
3,919		Construcciones y Auxiliar de Ferrocarriles SA	1,719,009
495,962		Corp. Mapfre SA	2,470,749
11,300		Corporacion Financiera Alba SA	619,562
17,870		Duro Felguera SA	168,419
20,500		Enagas	528,727
65,700		Grifols SA	1,965,304
33,400		Grupo Catalana Occidente SA	934,642
92,700		Indra Sistemas SA	2,474,970
49,500		Laboratorios Almirall SA	1,046,131
5,406		Pescanova SA	258,468
35,100		Red Electrica de Espana	2,112,483
181,263		Tubos Reunidos SA	1,063,622
132,205		Union Fenosa SA	3,545,411
12,351		Viscofan SA	258,775
			19,166,272
		Sweden: 2.2%
147,100		BE Group AB	1,547,192
41,200	@	Betsson AB	465,261
22,000		Bure Equity AB	146,188
409,642		Fabege AB	2,933,566
15,300		Getinge AB	354,560
262,800		JM AB	3,083,557
10,900		Kungsleden AB	76,397
304,800		NCC AB	3,986,750
256,800		Peab AB	1,636,921
102,117		Peab Industri AB - B Share	969,494
12,400		Saab AB	312,179
21,500		Swedish Match AB	425,952
857,000	@	West Siberian Resources Ltd. GDR	927,788
			16,865,805
		Switzerland: 4.3%
31,500		Addax Petroleum Corp.	1,230,221
4,058		Adecco SA	185,862
1,339		AFG Arbonia-Forster Holding	367,982
30,325		Baloise Holding AG	2,846,252
9,950		Bank Sarasin & Compagnie AG	451,805
5,060		Bellevue Group AG	262,836
4,000		BKW FMB Energie AG	495,311
2,541		Bobst Group AG	185,060
2,911		Bucher Industries AG	668,468
2,500		Compagnie Financiere Tradition (CFT)	395,365
2,486		Dufry Group	177,245
1,972		Flughafen Zuerich AG	686,229
4,809	@	Forbo Holding AG	2,158,539
14,784		Galenica AG	4,725,005
1,400		Geberit AG - Reg	178,089
8,725	@	Georg Fischer AG	3,150,326
6,045		Helvetia Holding AG	2,245,730
8		Huber & Suhner AG	358

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
1,500		Kaba Holding AG - Reg B	$399,964
1,343		Kuehne & Nagel International AG	112,359
3,439		Kuoni Reisen Holding	1,487,831
14,949	@	Micronas Semiconductor Hold	97,308
30,800		Mobilezone Holding AG	211,430
3,400	@, I	Newave Energy Holding SA	149,609
10,800		Pargesa Holding SA	1,117,742
3,800		Partners Group	492,283
19,037	@	PSP Swiss Property AG	1,216,248
1,000		Schweizerhall Holding AG	209,995
210		Sika AG	271,246
13,190	@	Swiss Life Holding	3,391,238
14,081		Swissquote Group Holding - Reg	536,964
6,700		Syngenta AG	1,950,271
36,616	@	Temenos Group AG - Reg	1,078,539
			33,133,710
		Taiwan: 2.0%
164,956		Altek Corp.	228,443
759,000	@	Chia Hsin Cement Corp.	530,267
601,000		Chung HWA Pulp	350,193
13,521,000	@	Chunghwa Picture Tubes Ltd.	3,070,672
1,364,000		Eastern Media International Corp.	409,981
734		Everlight Electronics Co., Ltd.	1,943
259,000		Gamania Digital Entertainment Co., Ltd.	216,908
503,000		Gigabyte Technology Co., Ltd.	362,665
1,590,000	@	Grand Pacific Petrochemical Corp.	464,061
2,729,088	@	HannStar Display Corp.	814,399
121,000		Inventec Appliances Corp.	184,864
2,252,000		KGI Securities Co., Ltd.	1,309,681
953,309		King Yuan Electronics Co., Ltd.	407,600
2,342,918		Macronix International	1,040,843
1,069,444		Micro-Star International Co., Ltd.	669,661
605		Powertech Technology, Inc.	1,714
60,000		Sinon Corp.	23,225
160,022		Taiwan Surface Mounting Technology Co., Ltd.	214,470
8,087,000	@	Tatung Co., Ltd.	2,866,165
408,000		TSRC Corp.	590,439
160,000		Ttet Union Corp.	189,810
159,000		U-Ming Marine Transport Corp.	427,423
224		Unimicron Technology Corp.	241
1,921,000		Yieh Phui Enterprise	891,177
			15,266,845
		Thailand: 0.1%
9,287,500		Tata Steel Thailand PCL	700,400
			700,400
		Turkey: 0.8%
316,793	@	Aksa Akrilik Kimya Sanayii	545,934
383,362		Anadolu Sigorta	366,273
1		Bolu Cimento Sanayii	1
276,305		Bossa Ticaret Sanayi Isletme	266,828
609,854	@	Dogan Sriketler Grubu Holdings	902,829
88,991		Eczacibasi Ilac Sanayi	310,770
77,264		Ford Otomotiv Sanayi A/S	655,012
28,916	@	Goodyear Lastikleri TAS	340,818
72,738		Mardin Cimento Sanayii	300,422
106,095	@	Petkim Petrokimya Holding	485,888
1	@	Petrol Ofisi	4
244,931	@	Turk Hava Yollari	1,246,003
1,771		Turk Traktor ve Ziraat Makineleri AS	15,210
495,074	@	Vestel Elektronik Sanayi	742,465
			6,178,457
		United Kingdom: 12.8%
553,400	@	Afren PLC	1,356,319
474,060		Aggreko PLC	6,636,692
64,497		Albemarle & Bond Holdings	243,019
99,500		Amec PLC	1,661,592
217,700		Amlin PLC	1,097,022
48,190		Antofagasta PLC	547,227
55,935	@	ASOS PLC	353,198
44,200	@	AssetCo PLC	90,897
155,879		Atkins WS PLC	2,682,918
24,105		Aveva Group PLC	745,855
55,379	@	Avocet Mining PLC	134,122
1,191,743		Beazley Group PLC	2,639,934
635,061		Brit Insurance Holdings PLC	1,919,659
98,100		British Energy Group PLC	1,407,743
86,491		Britvic PLC	379,145
41,084		BSS Group PLC	218,656
442,417		Charter PLC	7,434,683
526,952		Chaucer Holdings PLC	775,291
19,059		Chemring Group PLC	894,524
55,379		Chloride Group PLC	277,648
110,758	@	ClinPhone PLC	294,184
63,100		Close Brothers Group PLC	742,541
29,587		Cookson Group PLC	362,541
21,962		Cranswick PLC	248,449
181,586	@	CSR PLC	1,030,090
74,349		Dairy Crest Group PLC	577,745
493,235	@	Dana Petroleum PLC	14,019,666
58,359		De La Rue PLC	970,803

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
24,920		Dechra Pharmaceuticals PLC	$210,130
249,183		Dimension Data Holdings PLC	245,636
106,800		Drax Group PLC	1,528,455
98,070		Ferrexpo PLC	556,756
483,168		Future PLC	268,161
669,506		Game Group PLC	3,388,182
224,900		GKN PLC	943,831
5,438		Greggs PLC	376,909
42,913		Group 4 Securicor PLC	163,339
195,200		Halfords Group PLC	1,067,739
22,151		Hamworthy KSE	206,801
329,900		HMV Group PLC	784,422
455,156		IG Group Holdings PLC	3,175,572
174,900		IMI PLC	1,524,525
70,679		Inchcape PLC	348,934
27,800		Intermediate Capital Group PLC	740,376
153,400		Interserve PLC	1,204,989
116,310		Jardine Lloyd Thompson Group PLC	946,652
48,227		JKX Oil & Gas PLC	371,575
150,835		Keller Group PLC	2,180,793
23,432		Kier Group PLC	466,106
63,698		Lavendon Group PLC	327,013
44,352		Liontrust Asset Management PLC	225,426
77,153		Micro Focus International PLC	400,963
80,300		Misys PLC	270,575
44,303		Mitie Group	197,585
28,216		Northgate PLC	189,113
44,303		Oxford Instruments PLC	196,997
1,307,068		Pendragon PLC	194,140
33,300		Pennon Group PLC	420,725
192,490		Petrofac Ltd.	2,437,213
78,018		PZ Cussons PLC	284,823
22,151		Quintain Estates & Development PLC	69,780
1,042,330		Regus Group PLC	1,417,796
38,765		Ricardo PLC	237,259
49,844		Rotork PLC	1,076,920
415,515		Savills PLC	1,780,859
88,159		Sibir Energy PLC	1,077,014
14,398		SIG PLC	125,379
295,181		Smiths News PLC	426,350
85,290		Spectris PLC	1,202,193
5,537		Speedy Hire PLC	43,817
159,420		Spice PLC	1,610,701
8,306		Spirax-Sarco Engineering PLC	167,766
876,900	@	Spirent Communications PLC	1,087,587
1,520,091	@	Sportingbet PLC	983,624
36,000		St. Ives Group PLC	120,595
284,546		Stagecoach Group PLC	1,596,199
26,050		Stolt-Nielsen SA	539,734
308,100		Taylor Nelson Sofres PLC	1,648,672
62,718		Thomas Cook Group PLC	248,574
186,263		Trinity Mirror PLC	316,457
151,400		TUI Travel PLC	596,852
34,963		Ultra Electronics Holdings	901,779
11,075		Venture Production PLC	161,736
130,642		Vitec Group PLC	955,207
180,999		VT Group PLC	2,273,798
44,303		Wetherspoon (J.D.) PLC	184,446
441,250		WH Smith PLC	3,143,009
			99,580,722
		United States: 0.3%
34,783		DryShips, Inc.	2,682,813
			2,682,813
		Total Common Stock
		(Cost $812,796,316)	755,514,519
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Australia: 0.2%
350,000		Commonwealth Property Office Fund	443,132
6,421,222		Macquarie DDR Trust	1,499,980
			1,943,112
		Netherlands: 0.1%
7,203		Nieuwe Steen Investments Funds NV	193,845
25,786		Vastned Offices	645,530
			839,375
		Total Real Estate Investment Trusts
		(Cost $8,244,782)	2,782,487
PREFERRED STOCK: 0.9%
		Brazil: 0.2%
27,400		Cia Paranaense de Energia	556,117
33,100		Metalurgica Gerdau SA	982,666
			1,538,783
		Germany: 0.4%
10,944		Draegerwerk AG	654,884
600		Eurokai KGaA	56,154
16,103		Fresenius AG	1,302,465
8,150		Fuchs Petrolub AG	676,999
3,259		Jungheinrich AG	84,322
			2,774,824

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		Italy: 0.3%
131,001	@	Instituto Finanziario Industriale S.p.A.		$2,735,600
				2,735,600
		Total Preferred Stock
		(Cost $6,768,452)		7,049,207
		Total Long-Term Investments
		(Cost $827,809,550)		765,346,213

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.9%
		U.S. Government Agency Obligations: 0.9%
$6,763,000		Federal Home Loan Bank, Discount Note, due 08/01/08		$6,762,696
245,000	Z	Federal Home Loan Bank, 1.620%, due 08/01/08		244,989
		Total Short-Term Investments
		(Cost $7,007,685)		7,007,685
		Total Investments in Securities
		(Cost $834,817,235)*	99.3%	$772,353,898
		Other Assets and Liabilities - Net	0.7	5,160,982
		Net Assets	100.0%	$777,514,880

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $835,658,423.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$85,718,244
		Gross Unrealized Depreciation		(149,022,769)
		Net Unrealized Depreciation		$(63,304,525)

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.3%
Aerospace/Defense	1.4
Agriculture	1.6
Airlines	0.5
Apparel	0.5
Auto Manufacturers	1.2
Auto Parts & Equipment	2.8
Banks	1.1
Beverages	0.1
Building Materials	1.0
Chemicals	4.3
Coal	1.4
Commercial Services	3.6
Computers	1.5
Cosmetics/Personal Care	0.1
Distribution/Wholesale	3.7
Diversified	0.1
Diversified Financial Services	2.5
Electric	1.6
Electrical Components & Equipment	2.3
Electronics	3.2
Energy - Alternate Sources	0.1
Engineering & Construction	3.9
Entertainment	0.3
Environmental Control	0.0
Food	2.9
Forest Products & Paper	0.6
Gas	0.2
Hand/Machine Tools	1.9
Healthcare - Products	0.4
Healthcare - Services	0.5
Holding Companies - Diversified	1.7
Home Builders	0.2
Home Furnishings	1.7
Household Products/Wares	0.1
Insurance	4.6
Internet	0.3
Investment Companies	0.5
Iron/Steel	6.4
Leisure Time	1.2
Lodging	0.1
Machinery - Construction & Mining	0.1
Machinery - Diversified	2.2
Media	1.0
Metal Fabricate/Hardware	2.3
Mining	3.2
Miscellaneous Manufacturing	2.2
Office Property	0.0
Office/Business Equipment	0.4
Oil & Gas	7.0
Oil & Gas Services	1.0
Packaging & Containers	0.1
Pharmaceuticals	2.7
Real Estate	2.0
Retail	5.2
Semiconductors	0.4
Shipbuilding	0.0
Shopping Centers	0.2
Software	1.1
Storage/Warehousing	0.2
Telecommunications	0.9
Textiles	0.0
Transportation	3.7
Trucking & Leasing	0.0
Venture Capital	0.0
Water	0.1
Short-Term Investments	0.9
Other Assets and Liabilities - Net	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Australia: 2.8%
429,986		Alumina Ltd.	$1,858,498
17,500		Newcrest Mining Ltd.	484,144
			2,342,642
		Belgium: 1.4%
29,670		Belgacom SA	1,166,953
			1,166,953
		Brazil: 1.7%
32,382		Centrais Eletricas Brasileiras SA	626,635
46,350		Centrais Eletricas Brasileiras SA ADR - Class B	781,178
			1,407,813
		Canada: 11.4%
61,204		Barrick Gold Corp.	2,591,989
71,450	@	Ivanhoe Mines Ltd.	803,813
29,150		Magna International, Inc.	1,722,765
55,850	@	Novagold Resources, Inc.	483,661
67,680	@	OPTI Canada, Inc.	1,284,925
25,750		Petro-Canada	1,190,423
23,900		Suncor Energy, Inc.	1,302,550
			9,380,126
		Cayman Islands: 0.5%
64,300	@	Apex Silver Mines Ltd.	401,875
			401,875
		Finland: 2.6%
237,730		Stora Enso OYJ (Euro Denominated Security)	2,146,722
			2,146,722
		France: 9.6%
320,550	@	Alcatel SA	1,917,398
700		Areva SA	803,734
35,640		Sanofi-Aventis	2,501,693
12,610		Societe Generale	1,166,913
27,310		Thales SA	1,544,701
			7,934,439
		Germany: 3.1%
139,980	@	Premiere AG	2,537,965
			2,537,965
		Italy: 2.6%
1,583,790		Telecom Italia S.p.A. RNC	2,138,375
			2,138,375
		Japan: 32.6%
72,000		Coca-Cola West Holdings Co., Ltd.	1,593,498
184,000		Dai Nippon Printing Co., Ltd.	2,532,062
66,400		Fuji Photo Film Co., Ltd.	2,087,162
72,800		JS Group Corp.	1,055,894
117,000		Kirin Brewery Co., Ltd.	1,787,632
37,700		Mabuchi Motor Co., Ltd.	1,962,330
33,200	@	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,100,450
371,000		Nippon Oil Corp.	2,348,942
106,060		Nippon Telegraph & Telephone Corp. ADR	2,685,441
9,900		Rohm Co., Ltd.	565,301
101,100		Sega Sammy Holdings, Inc.	942,191
142,000		Sekisui House Ltd.	1,333,564
42,300		Seven & I Holdings Co., Ltd.	1,293,621
60,600		Shiseido Co., Ltd.	1,348,361
113,000		Sumitomo Trust & Banking Co., Ltd.	778,090
68,010		Takefuji Corp.	930,670
75,600		Toyo Seikan Kaisha Ltd.	1,365,879
99,000		Wacoal Holdings Corp.	1,132,063
			26,843,151
		Netherlands: 4.5%
47,550	@	Gemalto NV	1,793,119
27,652		Royal Dutch Shell PLC ADR - Class B	1,940,064
			3,733,183
		Papua New Guinea: 0.9%
272,160	@	Lihir Gold Ltd.	707,277
			707,277
		South Africa: 5.5%
87,848		Anglogold Ashanti Ltd. ADR	2,896,349
89,850		Gold Fields Ltd.	1,068,369
45,150		Gold Fields Ltd. ADR	533,222
			4,497,940
		South Korea: 6.6%
68,930		Korea Electric Power Corp. ADR	1,099,434
89,650		KT Corp. ADR	1,835,136
117,980		SK Telecom Co., Ltd. ADR	2,515,334
			5,449,904
		Sweden: 0.9%
72,970		Telefonaktiebolaget LM Ericsson ADR	764,726
			764,726

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
		Switzerland: 1.3%
53,830	@	UBS AG - New		$1,039,457
				1,039,457
		United Kingdom: 5.9%
235,820		BP PLC		2,420,336
23,860		Lonmin PLC		1,138,736
488,940		Vodafone Group PLC		1,309,789
				4,868,861
		United States: 3.0%
51,760		Newmont Mining Corp.		2,482,410
				2,482,410
		Total Common Stock
		(Cost $87,065,112)		79,843,819

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.9%
		U.S. Government Agency Obligations: 3.9%
$3,207,000	Z	Federal Home Loan Bank, 1.620%, due 08/01/08		$3,206,855
		Total Short-Term Investments
		(Cost $3,206,855)		3,206,855
		Total Investments in Securities
		(Cost $90,271,967)*	100.8%	$83,050,674
		Other Assets and Liabilities - Net	(0.8)	(694,730)
		Net Assets	100.0%	$82,355,944

	@	Non-income producing security
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $91,064,013.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,272,395
		Gross Unrealized Depreciation		(11,285,734)
		Net Unrealized Depreciation		$(8,013,339)

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.9%
Apparel	1.4
Auto Parts & Equipment	2.1
Banks	2.4
Beverages	4.1
Building Materials	1.3
Commercial Services	3.1
Computers	2.2
Cosmetics/Personal Care	1.6
Diversified Financial Services	2.4
Electric	3.0
Electronics	2.4
Energy - Alternate Sources	1.0
Forest Products & Paper	2.6
Home Builders	1.6
Insurance	1.3
Leisure Time	1.1
Media	3.1
Mining	18.8
Miscellaneous Manufacturing	2.5
Oil & Gas	12.7
Packaging & Containers	1.6
Pharmaceuticals	3.0
Retail	1.6
Semiconductors	0.7
Telecommunications	17.4
Short-Term Investments	3.9
Other Assets and Liabilities - Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Australia: 1.2%
23,000		Telstra Corp., Ltd.	$97,092
			97,092
		Belgium: 4.7%
1,950		Delhaize Group	107,043
3,425		Dexia	46,408
10,916		Fortis	153,322
3,866	@	Fortis - Strip VVPR	60
4,800		Melexis NV	76,064
			382,897
		Denmark: 0.9%
2,600		Danske Bank A/S	73,472
			73,472
		Finland: 3.3%
1,563		Fortum OYJ	68,900
4,900		Nokia OYJ	133,732
4,550		UPM-Kymmene OYJ	71,946
			274,578
		France: 14.0%
1,040		BNP Paribas	102,525
2,400		Bouygues SA	155,154
3,440		Sanofi-Aventis	241,465
750		Societe Generale	69,404
4,050		Total SA	310,103
6,550		Vivendi	273,858
			1,152,509
		Germany: 9.2%
1,000		Allianz AG	170,109
2,600		Commerzbank AG	83,001
3,100		Deutsche Lufthansa AG	71,361
5,650		Deutsche Post AG	133,024
7,300		Deutsche Telekom AG	126,367
640		E.ON AG	122,273
1,700		MTU Aero Engines Holding AG	52,544
			758,679
		Greece: 0.8%
1,800		OPAP SA	64,405
			64,405
		Hong Kong: 1.8%
5,100		Hang Seng Bank Ltd.	99,811
9,500		Kingboard Chemicals Holdings	45,144
			144,955
		Ireland: 1.7%
6,300		Allied Irish Banks PLC	77,365
10,900		Smurfit Kappa PLC	65,195
			142,560
		Italy: 6.3%
12,500		Enel S.p.A.	115,525
5,800		ENI S.p.A.	195,718
48,300		Telecom Italia S.p.A. RNC	65,213
23,000		UniCredito Italiano S.p.A.	137,029
			513,485
		Japan: 19.4%
2,100		Aoyama Trading Co., Ltd.	37,082
2,700		Canon Sales Co., Inc.	39,748
3,100		Chubu Electric Power Co., Inc.	74,456
2,400		Daiichi Sankyo Co., Ltd.	71,655
9		East Japan Railway Co.	70,403
6,300		EDION Corp.	56,397
13,000		Furukawa Electric Co., Ltd.	62,988
4,000		Honda Motor Co., Ltd.	127,693

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of July 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
7,000		Itochu Corp.	$69,562
13		KDDI Corp.	74,471
13,000		Mitsubishi Heavy Industries Ltd.	57,318
9,000		Mitsubishi Materials Corp.	35,282
19,000		Mitsubishi UFJ Financial Group, Inc.	167,775
100		Nintendo Co., Ltd.	48,519
5,000		Onward Kashiyama Co., Ltd.	54,516
1,400		Sankyo Co., Ltd.	84,812
800		Shin-Etsu Chemical Co., Ltd.	48,946
255		Softbank Investment Corp.	60,237
13,700		Sojitz Corp.	41,944
10		Sumitomo Mitsui Financial Group, Inc.	77,587
9,000		Sumitomo Trust & Banking Co., Ltd.	61,972
4,000		Tohoku Electric Power Co., Inc.	88,862
19,000		Tokyo Gas Co., Ltd.	76,529
			1,588,754
		Netherlands: 6.0%
10,150		Royal Dutch Shell PLC - Class A	360,383
7,750		Royal KPN NV	134,914
			495,297
		New Zealand: 0.9%
25,777		Telecom Corp. of New Zealand Ltd.	71,572
			71,572
		Norway: 0.9%
6,000		DnB NOR ASA	76,625
			76,625
		Spain: 6.6%
5,225		Banco Bilbao Vizcaya Argentaria SA	96,020
12,700		Banco Santander Central Hispano SA	247,229
3,950		Ebro Puleva SA	68,822
9,750		Iberdrola SA	132,445
			544,516
		Switzerland: 3.0%
1,300		Novartis AG	77,175
1,450		Swiss Reinsurance	90,170
4,000	@	UBS AG - Reg	76,776
			244,121
		Taiwan: 1.4%
11,859		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	112,661
			112,661
		United Kingdom: 15.2%
2,200		AstraZeneca PLC	106,927
9,500		Aviva PLC	94,274
21,300		BP PLC	218,612
27,150		HSBC Holdings PLC	449,009
35,000		Legal & General Group PLC	67,364
22,877		Royal Bank of Scotland Group PLC	94,918
80,000		Vodafone Group PLC	214,307
			1,245,411
		United States: 0.7%
1,800		AT&T, Inc.	55,458
			55,458
		Total Common Stock
		(Cost $9,536,253)	8,039,047
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Germany: 0.9%
4,300		Alstria Office AG	70,580
		Total Real Estate Investment Trusts
		(Cost $91,714)	70,580

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.8%
33,993		Italy: 0.8%
		Unipol S.p.A.		$68,191
		Total Preferred Stock
		(Cost $95,961)		68,191
		Total Investments in Securities
		(Cost $9,723,928)*	99.7%	$8,177,818
		Other Assets and Liabilities - Net	0.3	26,119
		Net Assets	100.0%	$8,203,937

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $9,728,480.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$174,382
		Gross Unrealized Depreciation		(1,725,044)
		Net Unrealized Depreciation		$(1,550,662)

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of July 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.6%
Airlines	0.9
Apparel	0.7
Auto Manufacturers	1.6
Banks	25.8
Chemicals	1.2
Distribution/Wholesale	1.9
Diversified Financial Services	0.9
Electric	7.3
Electrical Components & Equipment	0.8
Engineering & Construction	1.9
Entertainment	0.8
Food	2.1
Forest Products & Paper	1.7
Gas	0.9
Insurance	5.9
Internet	0.7
Leisure Time	1.0
Machinery - Diversified	0.7
Media	3.3
Mining	0.4
Office Property	0.9
Oil & Gas	13.2
Pharmaceuticals	6.1
Retail	1.1
Semiconductors	2.3
Telecommunications	11.9
Toys/Games/Hobbies	0.6
Transportation	2.5
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.8%
		Banks: 16.5%
1,709,000	@@	Bank St. Petersburg BRD - Class S	$9,502,040
43,078,100	@@	Sberbank RF	126,661,159
			136,163,199
		Beverages: 1.1%
352,000	@, @@	Efes Breweries International NV GDR	9,045,918
			9,045,918
		Chemicals: 3.5%
500,000	@@	Uralkali GDR	29,211,021
			29,211,021
		Coal: 1.0%
1,200,000	@@	Raspadskaya - Class S	8,405,677
			8,405,677
		Cosmetics/Personal Care: 0.6%
193,500	@@	Kalina	4,644,000
			4,644,000
		Electric: 0.0%
428,242,036	@, @@	TGK-5	261,228
			261,228
		Food: 1.9%
154,800	@, @@, L	Wimm-Bill-Dann Foods OJSC ADR	15,062,040
23,754	@, @@	X5 Retail Group NV GDR	707,147
			15,769,187
		Internet: 1.2%
1,344,122	@, @@	RBC Information Systems	10,174,776
			10,174,776
		Iron/Steel: 5.2%
150,000	@@	Evraz Group SA GDR - Reg S	14,330,123
627,900	@, @@, L	Mechel OAO ADR	13,324,038
3,450,000	@@	Novolipetsk Steel	15,541,394
			43,195,555
		Metal Fabricate/Hardware: 2.4%
450,000	@, @@, L	TMK OAO GDR	14,824,603
37,700	@@	Vsmpo-Avisma Corp.	5,241,427
			20,066,030
		Mining: 7.0%
299,964	@, @@	Eurasian Natural Resources Corp.	6,231,801
320,000	@@	JSC MMC Norilsk Nickel ADR	6,670,631
1,500,000	@@, L	MMC Norilsk Nickel ADR	32,528,397
620,000	@@, L	Polyus Gold Co. ZAO ADR	12,719,691
			58,150,520
		Oil & Gas: 43.3%
43,500,000	@@	Achinsk Refinery	8,808,750
791,200	@, @@, L	Lukoil-Spon ADR	65,711,791
362,000	@@	Novatek OAO GDR	27,694,689
5,245,600	@@	OAO Gazprom	62,362,452
1,141,700	@, @@	OAO Gazprom ADR	54,641,478
8,953,800	@, @@	OAO Rosneft Oil Co. GDR	94,714,639
2,385,000	@@, L	Surgutneftegaz ADR	21,225,885
192,000	@, @@	Tatneft GDR	22,803,612
			357,963,296
		Pharmaceuticals: 1.7%
500,000	@, @@	Pharmstandard - Reg S GDR	13,684,647
			13,684,647
		Real Estate: 2.5%
845,700	@, @@	LSR Group GDR	10,926,903
33,000	@, @@	Open Investments	10,010,200
			20,937,103
		Retail: 2.2%
387,000	@, @@	Magnit OAO	17,802,000
			17,802,000
		Telecommunications: 4.6%
700,000	@, @@	Comstar United Telesystems GDR	6,143,664
188,800	@, @@	Mobile Telesystems Finance SA ADR	13,480,320
137,000	@@	Moscow City Telephone	4,499,984
108,000,000	@@	Uralsvyazinform	5,191,236
2,400,000	@@	VolgaTelecom	8,507,482
			37,822,686
		Transportation: 0.1%
6,060,000	@@	Novorossiysk Sea Trade Port BRD	1,030,200
			1,030,200
		Total Common Stock
		(Cost $611,154,278)	784,327,043

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2008 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 0.8%
		Hedge Fund: 0.8%
2,384,270	@, @@	RenShares Utilities Ltd.		$6,270,630
		Total Mutual Funds
		(Cost $ 3,317,280)		6,270,630
		Total Long-Term Investments
		(Cost $ 614,471,558)		790,597,673

Principal Amount				Value
SHORT-TERM INVESTMENTS: 16.9%
$139,904,605		Securities Lending Collateral(cc): 16.9%
		Bank of New York Mellon Corp. Institutional Cash Reserves		$139,904,605
		Total Short-Term Investments
		(Cost $ 139,904,605)		139,904,605
		Total Investments in Securities
		(Cost $ 754,376,163)*	112.5%	$930,502,278
		Other Assets and Liabilities - Net	(12.5)	(103,364,109)
		Net Assets	100.0%	$827,138,169

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2008.
	*	Cost for federal income tax purposes is $754,490,482.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$192,462,383
		Gross Unrealized Depreciation		(16,450,587)
		Net Unrealized Appreciation		$176,011,796

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 29, 2008